USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (9.5%):
Activision Blizzard, Inc.	215,612	$17,273
Alphabet, Inc. Class A (a)	81,466	226,585
Alphabet, Inc. Class C (a)	87,081	243,216
AT&T, Inc.	1,976,420	46,703
Charter Communications, Inc. Class A (a)	32,200	17,566
Comcast Corp. Class A	1,208,286	56,572
DISH Network Corp. Class A (a)	61,631	1,951
Electronic Arts, Inc.	73,718	9,326
Endeavor Group Holdings, Inc. Class A (a)	6,008	177
Live Nation Entertainment, Inc. (a)	41,218	4,849
Match Group, Inc. (a)	77,475	8,425
Meta Platforms, Inc. Class A (a)	606,742	134,915
Netflix, Inc. (a)	121,550	45,531
Omnicom Group, Inc.	57,219	4,857
Paramount Global Class A	2,727	110
Paramount Global Class B	141,436	5,348
Pinterest, Inc. Class A (a)	26,785	659
ROBLOX Corp. Class A (a)	58,019	2,683
Roku, Inc. (a)(b)	5,911	741
Sirius XM Holdings, Inc. (c)	218,476	1,446
Snap, Inc. Class A (a)	339,153	12,206
Take-Two Interactive Software, Inc. (a)	31,599	4,858
The Interpublic Group of Cos., Inc.	96,386	3,417
The Walt Disney Co. (a)	450,737	61,823
T-Mobile U.S., Inc. (a)	192,850	24,752
Twitter, Inc. (a)	216,871	8,391
Verizon Communications, Inc.	1,137,074	57,923
Warner Music Group Corp. Class A	22,492	851
ZoomInfo Technologies, Inc. (a)	14,096	842
		1,003,996
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	75,298	10,465
Cisco Systems, Inc.	1,149,448	64,093
Motorola Solutions, Inc.	43,114	10,442
Ubiquiti, Inc. (c)	1,613	470
		85,470
Consumer Discretionary (12.2%):
Airbnb, Inc. Class A (a)	16,848	2,894
Amazon.com, Inc. (a)	133,386	434,832
AutoZone, Inc. (a)	5,709	11,672
Bath & Body Works, Inc.	66,057	3,157
Best Buy Co., Inc.	58,855	5,350
Booking Holdings, Inc. (a)	11,362	26,683
Burlington Stores, Inc. (a)	16,918	3,082
Caesars Entertainment, Inc. (a)	49,269	3,811
CarMax, Inc. (a)	44,265	4,271
Carnival Corp. (a)	247,068	4,996
Carvana Co. (a)	3,020	360
Chewy, Inc. Class A (a)(c)	14,607	596
Chipotle Mexican Grill, Inc. (a)	7,511	11,883
D.R. Horton, Inc.	90,825	6,767
Darden Restaurants, Inc.	28,273	3,759
Dollar General Corp.	57,364	12,771
Dollar Tree, Inc. (a)	59,624	9,549
Domino's Pizza, Inc.	9,962	4,055
DoorDash, Inc. Class A (a)	9,973	1,169

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
DraftKings, Inc. Class A (a)(c)	198,474	$3,864
eBay, Inc.	162,568	9,309
Etsy, Inc. (a)(b)	34,711	4,314
Expedia Group, Inc. (a)	36,856	7,211
Ford Motor Co.	1,073,440	18,152
General Motors Co. (a)	372,423	16,290
Genuine Parts Co.	38,867	4,898
Hilton Worldwide Holdings, Inc. (a)	74,798	11,350
Las Vegas Sands Corp. (a)(b)	97,909	3,806
Lennar Corp. Class A	67,131	5,449
Lennar Corp. Class B	4,260	291
Lowe's Cos., Inc.	179,533	36,300
Lucid Group, Inc. (a)(c)	182,981	4,648
Marriott International, Inc. Class A (a)	84,587	14,866
McDonald's Corp.	188,422	46,593
MGM Resorts International	110,006	4,614
NIKE, Inc. Class B	355,020	47,771
NVR, Inc. (a)	867	3,873
O'Reilly Automotive, Inc. (a)	18,547	12,704
Pool Corp.	10,975	4,641
Rivian Automotive, Inc. Class A (a)(c)	44,579	2,240
Ross Stores, Inc.	87,474	7,913
Royal Caribbean Cruises Ltd. (a)	52,689	4,414
Starbucks Corp.	311,584	28,345
Target Corp. (b)	131,177	27,838
Tesla, Inc. (a)	249,847	269,235
The Home Depot, Inc.	288,938	86,488
The TJX Cos., Inc.	330,066	19,995
Tractor Supply Co.	30,875	7,205
Ulta Beauty, Inc. (a)	14,975	5,963
VF Corp.	83,821	4,766
Wayfair, Inc. Class A (a)(c)	13,131	1,455
Yum! Brands, Inc.	69,860	8,280
		1,286,738
Consumer Staples (6.1%):
Altria Group, Inc.	499,158	26,081
Archer-Daniels-Midland Co.	137,539	12,414
Brown-Forman Corp. Class B	72,527	4,861
Bunge Ltd.	34,191	3,789
Church & Dwight Co., Inc.	66,445	6,603
Colgate-Palmolive Co.	225,850	17,126
Conagra Brands, Inc.	125,745	4,221
Constellation Brands, Inc. Class A	46,425	10,693
Costco Wholesale Corp.	118,822	68,424
General Mills, Inc.	156,364	10,589
Hormel Foods Corp.	83,755	4,317
Kellogg Co.	64,686	4,172
Keurig Dr Pepper, Inc.	256,093	9,706
Kimberly-Clark Corp.	93,245	11,484
McCormick & Co., Inc.	54,498	5,439
Mondelez International, Inc. Class A	376,060	23,609
Monster Beverage Corp. (a)	111,003	8,869
PepsiCo, Inc.	382,797	64,072
Philip Morris International, Inc.	428,833	40,285
Sysco Corp.	137,453	11,223
The Clorox Co.	33,691	4,684
The Coca-Cola Co.	1,145,003	70,990
The Estee Lauder Cos., Inc.	55,460	15,103
The Hershey Co.	38,258	8,288
The J.M. Smucker Co.	29,668	4,017

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Kraft Heinz Co.	206,728	$8,143
The Kroger Co.	182,028	10,443
The Procter & Gamble Co.	649,299	99,213
Tyson Foods, Inc. Class A	67,666	6,065
Walgreens Boots Alliance, Inc.	208,693	9,343
Walmart, Inc.	428,198	63,767
		648,033
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	151,769	11,436
CDW Corp.	37,339	6,679
Corning, Inc.	224,190	8,275
Keysight Technologies, Inc. (a)	53,633	8,472
Teledyne Technologies, Inc. (a)	11,959	5,652
Trimble, Inc. (a)	68,779	4,962
Zebra Technologies Corp. (a)	14,532	6,012
		51,488
Energy (3.9%):
Baker Hughes Co.	188,265	6,855
Cheniere Energy, Inc.	70,391	9,760
Chevron Corp.	533,211	86,823
ConocoPhillips	359,576	35,958
Continental Resources, Inc.	10,611	651
Coterra Energy, Inc.	187,201	5,049
Devon Energy Corp.	181,848	10,753
Diamondback Energy, Inc.	49,128	6,734
EOG Resources, Inc.	139,818	16,670
Exxon Mobil Corp.	1,134,432	93,693
Halliburton Co.	243,398	9,217
Hess Corp.	70,365	7,532
Kinder Morgan, Inc.	587,781	11,115
Marathon Oil Corp.	187,302	4,703
Marathon Petroleum Corp.	153,100	13,090
Occidental Petroleum Corp.	258,430	14,663
ONEOK, Inc.	120,792	8,531
Phillips 66	120,656	10,423
Pioneer Natural Resources Co.	66,498	16,626
Schlumberger NV	391,011	16,153
Targa Resources Corp.	61,305	4,627
The Williams Cos., Inc.	336,196	11,232
Valero Energy Corp.	112,061	11,379
		412,237
Financials (11.0%):
Aflac, Inc.	174,745	11,252
Ally Financial, Inc.	88,312	3,840
American Express Co.	176,936	33,087
American International Group, Inc.	215,949	13,555
Ameriprise Financial, Inc.	30,686	9,217
Apollo Global Management, Inc.	114,738	7,113
Arch Capital Group Ltd. (a)	93,840	4,544
Ares Management Corp. Class A	55,519	4,510
Arthur J. Gallagher & Co.	57,096	9,969
Bank of America Corp.	2,044,860	84,289
Berkshire Hathaway, Inc. Class A (a)	101	53,421
Berkshire Hathaway, Inc. Class B (a)	376,079	132,722
BlackRock, Inc.	39,856	30,457
Blackstone, Inc.	193,795	24,600
Brown & Brown, Inc.	65,759	4,752
Capital One Financial Corp.	114,459	15,027

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cincinnati Financial Corp.	38,784	$5,273
Citigroup, Inc.	537,519	28,704
Citizens Financial Group, Inc.	106,970	4,849
CME Group, Inc.	78,452	18,661
Coinbase Global, Inc. Class A (a)	55,386	10,516
Discover Financial Services	75,118	8,277
FactSet Research Systems, Inc.	10,348	4,493
Fifth Third Bancorp	173,240	7,456
First Republic Bank	48,904	7,927
Franklin Resources, Inc.	87,749	2,450
Huntington Bancshares, Inc.	393,727	5,756
Intercontinental Exchange, Inc.	155,463	20,540
JPMorgan Chase & Co.	799,834	109,033
KeyCorp	229,687	5,140
Loews Corp.	49,158	3,186
LPL Financial Holdings, Inc.	20,730	3,787
M&T Bank Corp.	33,449	5,670
Markel Corp. (a)	3,567	5,262
MarketAxess Holdings, Inc.	9,303	3,165
Marsh & McLennan Cos., Inc.	139,114	23,708
MetLife, Inc.	201,966	14,194
Moody's Corp.	46,929	15,834
Morgan Stanley	412,887	36,086
MSCI, Inc.	22,487	11,308
Nasdaq, Inc.	30,648	5,461
Northern Trust Corp.	57,487	6,694
Principal Financial Group, Inc.	61,629	4,524
Prudential Financial, Inc.	102,943	12,165
Raymond James Financial, Inc.	54,420	5,981
Regions Financial Corp.	253,847	5,651
Rocket Cos., Inc. Class A (c)	28,926	322
S&P Global, Inc.	97,296	39,909
Signature Bank	14,602	4,286
State Street Corp.	100,224	8,732
SVB Financial Group (a)	16,084	8,998
Synchrony Financial	119,942	4,175
T. Rowe Price Group, Inc.	62,448	9,442
The Allstate Corp.	77,641	10,754
The Bank of New York Mellon Corp.	218,881	10,863
The Carlyle Group, Inc.	70,571	3,452
The Charles Schwab Corp.	417,537	35,203
The Goldman Sachs Group, Inc.	93,175	30,757
The Hartford Financial Services Group, Inc.	80,174	5,757
The PNC Financial Services Group, Inc.	114,990	21,210
The Progressive Corp.	161,826	18,447
The Travelers Cos., Inc.	65,416	11,953
Tradeweb Markets, Inc. Class A	12,255	1,077
Truist Financial Corp.	363,619	20,617
U.S. Bancorp	393,304	20,904
W.R. Berkley Corp.	61,015	4,063
Wells Fargo & Co.	1,044,368	50,610
		1,165,637
Health Care (13.1%):
Abbott Laboratories	489,280	57,911
AbbVie, Inc.	484,258	78,503
ABIOMED, Inc. (a)	11,401	3,776
Agilent Technologies, Inc.	76,112	10,072
Align Technology, Inc. (a)	21,573	9,406
Alnylam Pharmaceuticals, Inc. (a)	24,859	4,059
AmerisourceBergen Corp.	43,858	6,785

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Amgen, Inc.	152,506	$36,879
Anthem, Inc.	66,768	32,798
Avantor, Inc. (a)	156,340	5,287
Baxter International, Inc.	131,668	10,210
Becton Dickinson & Co.	72,989	19,415
Biogen, Inc. (a)	35,956	7,572
BioMarin Pharmaceutical, Inc. (a)	41,782	3,221
Bio-Rad Laboratories, Inc. Class A (a)	5,318	2,995
Bio-Techne Corp.	10,757	4,658
Boston Scientific Corp. (a)	390,616	17,300
Bristol-Myers Squibb Co.	614,170	44,853
Cardinal Health, Inc.	72,627	4,118
Catalent, Inc. (a)	43,825	4,860
Centene Corp. (a)	147,858	12,448
Cerner Corp.	81,168	7,594
Charles River Laboratories International, Inc. (a)	13,087	3,716
Cigna Corp.	87,872	21,055
CVS Health Corp.	344,054	34,822
Danaher Corp.	195,853	57,450
Dexcom, Inc. (a)	26,575	13,596
Edwards Lifesciences Corp. (a)	172,440	20,300
Eli Lilly & Co.	230,226	65,930
Gilead Sciences, Inc. (b)	310,426	18,455
HCA Healthcare, Inc.	61,899	15,513
Hologic, Inc. (a)	56,792	4,363
Horizon Therapeutics PLC (a)	61,440	6,464
Humana, Inc.	31,351	13,643
IDEXX Laboratories, Inc. (a)	21,594	11,813
Illumina, Inc. (a)	39,783	13,900
Incyte Corp. (a)	60,595	4,812
Insulet Corp. (a)	13,057	3,478
Intuitive Surgical, Inc. (a)	96,903	29,234
IQVIA Holdings, Inc. (a)	52,826	12,214
Johnson & Johnson (b)	704,538	124,865
Laboratory Corp. of America Holdings (a)	25,844	6,814
McKesson Corp.	41,449	12,689
Merck & Co., Inc.	699,417	57,387
Mettler-Toledo International, Inc. (a)	5,845	8,026
Moderna, Inc. (a)	104,433	17,990
Molina Healthcare, Inc. (a)	12,927	4,312
PerkinElmer, Inc.	28,671	5,002
Pfizer, Inc.	1,555,966	80,552
Quest Diagnostics, Inc.	33,587	4,597
Regeneron Pharmaceuticals, Inc. (a)	18,673	13,042
ResMed, Inc.	37,481	9,090
Royalty Pharma PLC Class A	22,990	896
Seagen, Inc. (a)	50,063	7,212
Stryker Corp.	97,868	26,165
Teleflex, Inc.	11,052	3,922
The Cooper Cos., Inc.	12,635	5,276
Thermo Fisher Scientific, Inc.	108,242	63,933
UnitedHealth Group, Inc.	260,344	132,768
Veeva Systems, Inc. Class A (a)	28,646	6,086
Vertex Pharmaceuticals, Inc. (a)	69,699	18,189
Waters Corp. (a)	15,158	4,705
West Pharmaceutical Services, Inc.	18,390	7,553
Zimmer Biomet Holdings, Inc.	54,223	6,935
Zoetis, Inc.	130,593	24,629
		1,388,113

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (7.7%):
3M Co.	158,228	$23,557
AMETEK, Inc.	60,062	7,999
Builders FirstSource, Inc. (a)	42,741	2,758
Carrier Global Corp.	193,789	8,889
Caterpillar, Inc.	143,596	31,996
Cintas Corp.	26,285	11,181
Copart, Inc. (a)	64,938	8,148
CoStar Group, Inc. (a)(b)	106,991	7,127
CSX Corp.	555,797	20,815
Cummins, Inc.	39,409	8,083
Deere & Co.	81,312	33,782
Delta Air Lines, Inc. (a)	165,884	6,564
Dover Corp.	39,020	6,122
Eaton Corp. PLC	110,347	16,746
Emerson Electric Co.	159,168	15,606
Equifax, Inc.	33,780	8,009
Expeditors International of Washington, Inc.	44,319	4,572
Fastenal Co.	159,254	9,460
FedEx Corp.	71,773	16,608
Fortive Corp.	98,173	5,982
Generac Holdings, Inc. (a)	17,463	5,191
General Dynamics Corp.	67,941	16,386
General Electric Co.	268,959	24,610
Honeywell International, Inc.	185,769	36,147
Howmet Aerospace, Inc.	115,910	4,166
IDEX Corp.	21,062	4,038
Illinois Tool Works, Inc.	77,472	16,223
Ingersoll Rand, Inc. (b)	95,060	4,786
J.B. Hunt Transport Services, Inc.	22,904	4,599
Jacobs Engineering Group, Inc.	33,496	4,616
Johnson Controls International PLC	194,415	12,748
L3Harris Technologies, Inc.	51,732	12,854
Leidos Holdings, Inc.	36,422	3,934
Lockheed Martin Corp.	75,352	33,260
Norfolk Southern Corp.	66,346	18,923
Northrop Grumman Corp.	41,829	18,707
Old Dominion Freight Line, Inc.	27,768	8,294
Otis Worldwide Corp.	115,110	8,858
PACCAR, Inc.	96,172	8,470
Parker-Hannifin Corp.	35,175	9,981
Plug Power, Inc. (a)	142,689	4,082
Quanta Services, Inc.	39,482	5,196
Raytheon Technologies Corp.	408,578	40,478
Republic Services, Inc. (b)	59,907	7,938
Rockwell Automation, Inc.	32,151	9,003
Rollins, Inc.	78,829	2,763
Roper Technologies, Inc.	27,651	13,058
Southwest Airlines Co. (a)	156,998	7,191
Stanley Black & Decker, Inc.	45,199	6,318
Textron, Inc.	49,227	3,661
The Boeing Co. (a)	161,315	30,892
TransDigm Group, Inc. (a)	13,408	8,736
TransUnion	49,186	5,083
Uber Technologies, Inc. (a)	529,410	18,889
Union Pacific Corp.	170,663	46,627
United Airlines Holdings, Inc. (a)	86,987	4,033
United Parcel Service, Inc. Class B	187,598	40,232
United Rentals, Inc. (a)	20,039	7,118
Verisk Analytics, Inc.	44,729	9,600
W.W. Grainger, Inc.	13,546	6,987

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	114,715	$18,182
Westinghouse Air Brake Technologies Corp.	51,269	4,931
Xylem, Inc.	46,744	3,985
		815,778
IT Services (3.9%):
Akamai Technologies, Inc. (a)	43,900	5,241
Automatic Data Processing, Inc.	116,225	26,446
Block, Inc. (a)(b)	99,679	13,516
Broadridge Financial Solutions, Inc.	31,971	4,978
Cognizant Technology Solutions Corp. Class A	142,082	12,740
Fidelity National Information Services, Inc.	166,897	16,760
Fiserv, Inc. (a)	165,264	16,758
FleetCor Technologies, Inc. (a)	20,339	5,066
Gartner, Inc. (a)	22,769	6,773
Global Payments, Inc.	77,199	10,564
International Business Machines Corp.	243,598	31,673
Mastercard, Inc. Class A	242,620	86,707
MongoDB, Inc. (a)	13,999	6,210
Okta, Inc. (a)	10,414	1,572
Paychex, Inc.	88,262	12,045
PayPal Holdings, Inc. (a)	318,961	36,888
Snowflake, Inc. Class A (a)	8,910	2,041
Twilio, Inc. Class A (a)	20,500	3,379
VeriSign, Inc. (a)	26,633	5,925
Visa, Inc. Class A	491,088	108,909
		414,191
Materials (2.0%):
Air Products and Chemicals, Inc.	60,703	15,170
Albemarle Corp.	32,384	7,162
Avery Dennison Corp.	21,136	3,677
Ball Corp.	81,466	7,332
Celanese Corp.	29,891	4,271
CF Industries Holdings, Inc.	48,304	4,978
Corteva, Inc.	201,165	11,563
Crown Holdings, Inc.	34,900	4,366
Dow, Inc.	201,436	12,835
DuPont de Nemours, Inc.	140,426	10,333
Eastman Chemical Co.	32,109	3,598
Ecolab, Inc.	74,332	13,124
FMC Corp.	30,753	4,046
Freeport-McMoRan, Inc.	372,874	18,547
International Flavors & Fragrances, Inc.	66,726	8,763
International Paper Co.	95,369	4,401
Martin Marietta Materials, Inc.	15,811	6,085
Newmont Corp.	218,326	17,346
Nucor Corp.	62,586	9,303
PPG Industries, Inc.	61,176	8,018
Southern Copper Corp.	24,769	1,880
The Mosaic Co.	94,401	6,278
The Sherwin-Williams Co.	70,258	17,538
Vulcan Materials Co.	35,970	6,608
		207,222
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc.	43,324	8,719
American Tower Corp.	126,012	31,657
AvalonBay Communities, Inc.	40,704	10,110
Boston Properties, Inc.	41,527	5,349
Camden Property Trust	30,125	5,007

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CBRE Group, Inc. Class A (a)	91,626	$8,386
Crown Castle International Corp.	119,593	22,077
Digital Realty Trust, Inc.	82,656	11,721
Duke Realty Corp.	111,485	6,473
Equinix, Inc.	26,423	19,596
Equity Residential	100,731	9,058
Essex Property Trust, Inc.	19,013	6,568
Extra Space Storage, Inc.	39,073	8,033
Healthpeak Properties, Inc.	157,078	5,392
Invitation Homes, Inc.	176,985	7,111
Iron Mountain, Inc.	69,997	3,878
Kimco Realty Corp.	179,608	4,436
Mid-America Apartment Communities, Inc.	34,527	7,232
Prologis, Inc.	215,533	34,804
Public Storage	45,995	17,951
Realty Income Corp.	161,895	11,219
SBA Communications Corp.	31,684	10,902
Simon Property Group, Inc.	89,014	11,711
Sun Communities, Inc.	33,779	5,921
UDR, Inc.	92,698	5,318
Ventas, Inc.	116,357	7,186
VICI Properties, Inc.	217,977	6,204
Welltower, Inc.	130,275	12,525
Weyerhaeuser Co.	191,292	7,250
WP Carey, Inc.	55,551	4,491
		316,285
Semiconductors & Semiconductor Equipment (5.9%):
Advanced Micro Devices, Inc. (a)	450,288	49,235
Analog Devices, Inc.	141,752	23,415
Applied Materials, Inc.	244,433	32,216
Broadcom, Inc.	91,864	57,845
Enphase Energy, Inc. (a)	36,280	7,321
Entegris, Inc.	35,129	4,611
GLOBALFOUNDRIES, Inc. (a)	17,131	1,069
Intel Corp.	1,126,712	55,840
KLA Corp.	39,508	14,462
Lam Research Corp.	38,599	20,751
Marvell Technology, Inc.	211,358	15,157
Microchip Technology, Inc.	152,222	11,438
Micron Technology, Inc.	309,839	24,133
Monolithic Power Systems, Inc.	12,733	6,184
NVIDIA Corp.	684,462	186,762
ON Semiconductor Corp. (a)	114,632	7,177
Qorvo, Inc. (a)	28,108	3,488
QUALCOMM, Inc.	311,838	47,655
Skyworks Solutions, Inc.	44,902	5,985
Teradyne, Inc. (c)	41,629	4,922
Texas Instruments, Inc.	255,543	46,887
		626,553
Software (9.4%):
Adobe, Inc. (a)	130,518	59,467
ANSYS, Inc. (a)	22,866	7,263
AppLovin Corp. Class A (a)	7,647	421
Autodesk, Inc. (a)	59,585	12,772
Bill.com Holdings, Inc. (a)	25,343	5,748
Cadence Design Systems, Inc. (a)	75,930	12,487
Cloudflare, Inc. Class A (a)	11,327	1,356
Crowdstrike Holdings, Inc. Class A (a)	6,012	1,365
Datadog, Inc. Class A (a)	7,302	1,106

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
DocuSign, Inc. (a)	54,752	$5,865
Fortinet, Inc. (a)	35,129	12,005
HubSpot, Inc. (a)	11,638	5,527
Intuit, Inc.	73,403	35,295
Microsoft Corp. (b)	2,008,858	619,351
NortonLifeLock, Inc.	144,052	3,820
Oracle Corp.	451,121	37,321
Palantir Technologies, Inc. Class A (a)	82,673	1,135
Palo Alto Networks, Inc. (a)(b)	26,390	16,428
Paycom Software, Inc. (a)	15,083	5,225
Qualtrics International, Inc. Class A (a)	15,237	435
Salesforce, Inc. (a)	266,809	56,649
ServiceNow, Inc. (a)(b)	54,174	30,169
Splunk, Inc. (a)	43,473	6,461
SS&C Technologies Holdings, Inc.	65,717	4,930
Synopsys, Inc. (a)	39,241	13,078
The Trade Desk, Inc. Class A (a)	84,484	5,851
Tyler Technologies, Inc. (a)	11,200	4,983
UiPath, Inc. Class A (a)	7,643	165
Unity Software, Inc. (a)	49,682	4,929
VMware, Inc. Class A	48,793	5,556
Workday, Inc. Class A (a)	27,039	6,475
Zendesk, Inc. (a)	31,236	3,757
Zoom Video Communications, Inc. Class A (a)	6,844	802
Zscaler, Inc. (a)	24,888	6,005
		994,202
Technology Hardware, Storage & Peripherals (7.7%):
Apple, Inc.	4,515,548	788,460
Dell Technologies, Inc. Class C (a)	60,148	3,019
Hewlett Packard Enterprise Co.	355,995	5,949
HP, Inc.	293,280	10,646
NetApp, Inc.	49,850	4,137
Western Digital Corp. (a)	86,584	4,299
		816,510
Utilities (2.7%):
Alliant Energy Corp.	66,389	4,148
Ameren Corp.	63,805	5,982
American Electric Power Co., Inc. (b)	139,514	13,919
American Water Works Co., Inc.	50,283	8,323
Atmos Energy Corp.	36,685	4,384
Avangrid, Inc. (c)	20,267	947
CenterPoint Energy, Inc.	159,370	4,883
CMS Energy Corp.	73,424	5,135
Consolidated Edison, Inc. (b)	94,882	8,983
Constellation Energy Corp.	84,636	4,761
Dominion Energy, Inc.	224,253	19,055
DTE Energy Co.	48,530	6,416
Duke Energy Corp. (b)	212,879	23,770
Edison International	97,374	6,826
Entergy Corp.	52,038	6,075
Evergy, Inc. (b)	63,448	4,336
Eversource Energy (b)	94,302	8,317
Exelon Corp.	254,073	12,102
FirstEnergy Corp.	156,152	7,161
NextEra Energy, Inc. (b)	543,087	46,005
PG&E Corp. (a)	383,589	4,580
PPL Corp.	203,348	5,808
Public Service Enterprise Group, Inc.	137,461	9,622
Sempra Energy	76,308	12,829
The AES Corp.	157,292	4,047

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Southern Co. (b)	293,362	$21,272
WEC Energy Group, Inc. (b)	85,442	8,528
Xcel Energy, Inc. (b)	148,997	10,753
		278,967
Total Common Stocks (Cost $3,201,021)		10,511,420

Collateral for Securities Loaned (0.2%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	9,042,436	9,043
HSBC U.S. Government Money Market Fund, I Shares, 0.28% (d)	10,746,387	10,746
Total Collateral for Securities Loaned (Cost $19,789)		19,789
Total Investments (Cost $3,220,810) — 99.6%		10,531,209
Other assets in excess of liabilities — 0.4%		39,380
NET ASSETS - 100.00%		$10,570,589

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	All or a portion of this security is on loan.
(d)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	243	6/20/22	$51,790,985	$55,048,613	$3,257,628

	Total unrealized appreciation				$3,257,628
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$3,257,628

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (3.3%):
AdTheorent Holding Co., Inc. (a)(b)	3,149	$31
Advantage Solutions, Inc. (a)	17,092	109
Altice USA, Inc. Class A (a)	9,630	120
AMC Entertainment Holdings, Inc. (a)(b)	67,481	1,663
AMC Networks, Inc. Class A (a)	3,951	161
Angi, Inc. Class A (a)	9,209	52
Arena Group Holdings, Inc. The (a)	524	6
Atn International, Inc.	1,276	51
Autoweb, Inc. (a)	952	2
Ballantyne Strong, Inc. (a)	2,453	8
Bandwidth, Inc. Class A (a)	606	20
Boston Omaha Corp. Class A (a)	2,800	71
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	4,043	8
Bumble, Inc. Class A (a)	12,956	375
BuzzFeed, Inc. (a)(b)	8,272	44
Cable One, Inc.	600	879
Cardlytics, Inc. (a)	4,417	243
Cargurus, Inc. (a)	1,166	50
Cars.com, Inc. (a)	7,325	106
Cinedigm Corp. Class A (a)	23,455	19
Cinemark Holdings, Inc. (a)	13,175	228
Clear Channel Outdoor Holdings, Inc. (a)	63,217	219
Cogent Communications Holdings, Inc. (c)	5,144	341
comScore, Inc. (a)	9,450	27
Consolidated Communications Holdings, Inc. (a)	7,864	46
DallasNews Corp.	644	4
DHI Group, Inc. (a)	6,626	39
Dolphin Entertainment, Inc. (a)	1,040	5
EchoStar Corp. Class A (a)	6,346	154
Emerald Holding, Inc. (a)	2,584	9
Endeavor Group Holdings, Inc. Class A (a)	2,914	86
Entercom Communications Corp. (a)	16,165	47
Entravision Communications Corp. Class A	8,685	56
Eventbrite, Inc. Class A (a)	1,655	24
EverQuote, Inc. Class A (a)	763	12
Frontier Communications Parent, Inc. (a)	32,437	898
Gaia, Inc. (a)	1,157	6
Gannett Co., Inc. (a)	15,926	72
Globalstar, Inc. (a)(b)	106,314	156
Gogo, Inc. (a)(b)	7,298	139
Gray Television, Inc.	10,057	222
Harte-Hanks, Inc. (a)	800	6
Hemisphere Media Group, Inc. (a)	2,446	11
IAC/InterActiveCorp (a)	8,618	864
IDT Corp. Class B (a)	2,985	102
iHeartMedia, Inc. Class A (a)	17,425	330
Innovid Corp. (a)	8,230	50
Iridium Communications, Inc. (a)	12,145	490
John Wiley & Sons, Inc. Class A	4,327	229
KORE Group Holdings, Inc. (a)	4,474	27
Kubient, Inc. (a)	1,471	2
Lee Enterprises, Inc. (a)	793	21
Liberty Media Corp.-Liberty Braves Class A (a)	1,134	33
Liberty Media Corp.-Liberty Braves Class C (a)	4,922	137
Liberty Media Corp.-Liberty SiriusXM Class A (a)	13,216	604
Liberty Media Corp.-Liberty SiriusXM Class C (a)	22,881	1,046
Liberty TripAdvisor Holdings, Inc. Class A (a)	8,082	17

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lions Gate Entertainment Corp. Class A (a)	11,048	$180
Lions Gate Entertainment Corp. Class B (a)	14,031	211
LiveOne, Inc. (a)(b)	8,212	7
Loyalty Ventures, Inc. (a)	2,814	47
Madison Square Garden Entertainment Corp. (a)	3,719	310
Madison Square Garden Sports Corp. (a)	2,566	460
Magnite, Inc. (a)	13,447	178
Marchex, Inc. Class B (a)	5,164	12
MediaAlpha, Inc. Class A (a)	1,362	23
Mediaco Holding, Inc. (a)	805	3
National CineMedia, Inc.	10,577	27
NerdWallet, Inc. Class A (a)(b)	3,841	46
Nexstar Media Group, Inc. Class A	5,487	1,034
Nextdoor Holdings, Inc. (a)(b)	10,815	65
NextPlay Technologies, Inc. (a)	10,147	6
Ooma, Inc. (a)	3,160	47
Outbrain, Inc. (a)	5,330	57
Paramount Global Class A	1,324	53
Pinterest, Inc. Class A (a)	12,985	320
QuinStreet, Inc. (a)	6,241	72
Reading International, Inc. Class A (a)	2,712	12
Redbox Entertainment, Inc. (a)	1,668	4
Reservoir Media, Inc. (a)	4,530	45
ROBLOX Corp. Class A (a)	28,123	1,300
Roku, Inc. (a)(c)	2,867	359
Saga Communications, Inc. Class A	500	11
Salem Media Group, Inc. (a)	1,804	6
Scholastic Corp.	3,718	150
Sciplay Corp. Class A (a)	3,074	40
Shenandoah Telecommunications Co.	5,997	141
Sinclair Broadcast Group, Inc. Class A	7,994	224
Sirius XM Holdings, Inc. (b)	105,897	701
Skillz, Inc. (a)(b)	38,688	116
Snap, Inc. Class A (a)	164,389	5,916
Society Pass, Inc. (a)(b)	1,543	5
Spok Holdings, Inc.	2,371	19
SRAX, Inc. (a)	3,140	15
Super League Gaming, Inc. (a)(b)	4,801	9
TechTarget, Inc. (a)	2,889	235
TEGNA, Inc.	28,154	631
Telephone & Data Systems, Inc.	12,047	227
The EW Scripps Co. Class A (a)	7,696	160
The Marcus Corp. (a)(b)	2,309	41
The New York Times Co. Class A	14,934	685
Townsquare Media, Inc. Class A (a)	1,300	17
Travelzoo (a)	989	6
TripAdvisor, Inc. (a)	14,395	390
Troika Media Group, Inc. (a)(b)	4,645	5
TrueCar, Inc. (a)	9,135	36
United States Cellular Corp. (a)	2,063	62
Urban One, Inc. (a)	2,744	14
Urban One, Inc. (a)	1,249	8
Vimeo, Inc. (a)	13,999	166
Warner Music Group Corp. Class A	10,904	413
WideOpenWest, Inc. (a)	7,898	138
World Wrestling Entertainment, Inc. Class A	4,756	297
Yelp, Inc. (a)	9,279	316
Zedge, Inc. Class B (a)	1,383	8
Ziff Davis, Inc. (a)	6,030	584
ZipRecruiter, Inc. (a)	8,574	197

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ZoomInfo Technologies, Inc. (a)	6,834	$408
Zynga, Inc. Class A (a)	132,470	1,224
		29,276
Consumer Discretionary (9.6%):
1-800-Flowers.com, Inc. Class A (a)	3,859	49
1847 Goedeker, Inc. (a)	14,271	27
1stdibs.com, Inc. (a)	1,125	9
2U, Inc. (a)	8,771	117
Abercrombie & Fitch Co. (a)	6,781	217
Academy Sports & Outdoors, Inc.	9,877	389
Accel Entertainment, Inc. (a)	9,696	118
Acushnet Holdings Corp.	4,056	163
Adtalem Global Education, Inc. (a)	4,432	132
Airbnb, Inc. Class A (a)	8,168	1,403
aka Brands Holding Corp. (a)	1,637	7
Allbirds, Inc. Class A (a)	6,843	41
American Axle & Manufacturing Holdings, Inc. (a)	12,725	99
American Eagle Outfitters, Inc. (b)	16,428	276
American Outdoor Brands, Inc. (a)	1,884	25
American Public Education, Inc. (a)	1,825	39
America's Car-Mart, Inc. (a)	730	59
Aramark	31,501	1,184
Arcimoto, Inc. (a)(b)	3,987	26
Arhaus, Inc. (a)	2,322	20
Ark Restaurants Corp. (a)	278	5
Asbury Automotive Group, Inc. (a)	2,719	436
Aspen Group, Inc. (a)	3,183	5
Aterian, Inc. (a)(b)	7,979	19
Autoliv, Inc.	10,747	822
AutoNation, Inc. (a)	5,487	546
AYRO, Inc. (a)	4,895	6
Bally's Corp. (a)	5,375	165
Barnes & Noble Education, Inc. (a)	5,874	21
Bassett Furniture Industries, Inc.	1,305	22
BBQ Holdings, Inc. (a)	1,483	22
Beazer Homes USA, Inc. (a)	3,910	60
Bed Bath & Beyond, Inc. (a)(b)	8,706	196
Big 5 Sporting Goods Corp. (b)	2,806	48
Big Lots, Inc.	3,365	116
Biglari Holdings, Inc. Class B (a)	440	64
BJ's Restaurants, Inc. (a)	2,272	64
Blink Charging Co. (a)(b)	4,887	129
Bloomin' Brands, Inc.	10,859	238
Bluegreen Vacations Holding Corp. (a)	2,075	61
Boot Barn Holdings, Inc. (a)	3,604	342
Bowlero Corp. (a)	5,605	60
Boxed, Inc. (a)(b)	7,167	73
Boyd Gaming Corp.	10,873	715
Bright Horizons Family Solutions, Inc. (a)	6,820	905
Brilliant Earth Group, Inc. (a)	1,204	12
Brinker International, Inc. (a)	4,914	188
Brunswick Corp.	9,946	805
Build-A-Bear Workshop, Inc.	2,146	39
Burlington Stores, Inc. (a)	8,202	1,494
Caleres, Inc.	4,573	88
Callaway Golf Co. (a)	18,909	443
Camping World Holdings, Inc. Class A (b)	4,124	115
CarParts.com, Inc. (a)	6,158	41
Carriage Services, Inc.	1,906	102

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Carrols Restaurant Group, Inc.	4,707	$11
Carter's, Inc.	5,074	467
Carvana Co. (a)	1,466	175
Cavco Industries, Inc. (a)	908	219
Century Casinos, Inc. (a)	3,932	47
Century Communities, Inc.	3,815	204
Charles & Colvard Ltd. (a)	3,981	6
Chegg, Inc. (a)	16,373	594
Chewy, Inc. Class A (a)(b)	7,082	289
Chico's FAS, Inc. (a)	14,707	71
Choice Hotels International, Inc.	5,970	846
Churchill Downs, Inc.	4,035	895
Chuy's Holdings, Inc. (a)	1,707	46
Citi Trends, Inc. (a)	1,130	35
Clarus Corp.	3,500	80
Columbia Sportswear Co.	5,894	534
Conn's, Inc. (a)	1,919	30
Contextlogic, Inc. Class A (a)(b)	7,174	16
Coursera, Inc. (a)	9,727	224
Cracker Barrel Old Country Store, Inc.	2,953	351
Cricut, Inc. Class A (a)	2,164	28
Crocs, Inc. (a)	7,001	535
Crown Crafts, Inc.	1,339	9
Culp, Inc.	1,622	13
Dana, Inc.	18,331	322
Dave & Buster's Entertainment, Inc. (a)	4,855	238
Deckers Outdoor Corp. (a)	3,002	822
Delta Apparel, Inc. (a)	816	24
Denny's Corp. (a)	8,414	120
Designer Brands, Inc. Class A (a)	7,561	102
Destination XL Group, Inc. (a)	8,307	41
Dick's Sporting Goods, Inc. (b)	9,049	905
Dillard's, Inc. Class A (b)	2,719	730
Dine Brands Global, Inc.	2,092	163
DoorDash, Inc. Class A (a)	4,836	567
Dorman Products, Inc. (a)	3,208	305
DraftKings, Inc. Class A (a)(b)	96,202	1,873
Dream Finders Homes, Inc. Class A (a)	1,439	25
Drive Shack, Inc. (a)	10,402	16
Duluth Holdings, Inc. Class B (a)	3,063	37
Duolingo, Inc. (a)(b)	690	66
Dutch Bros, Inc. Class A (a)(b)	3,005	166
Educational Development Corp.	948	7
El Pollo Loco Holdings, Inc. (a)	2,376	28
Electric Last Mile Solutions I (a)(b)	9,107	13
Enjoy Technology, Inc. (a)	9,121	35
Envela Corp. (a)	1,104	5
Envirotech Vehicles, Inc. (a)	35,319	11
Escalade, Inc.	1,450	19
Esports Technologies, Inc. (a)	1,265	9
Ethan Allen Interiors, Inc.	2,717	71
European Wax Center, Inc. Class A (a)	1,529	45
Everi Holdings, Inc. (a)	10,920	229
EVgo, Inc. (a)(b)	9,686	125
Express, Inc. (a)	8,617	31
F45 Training Holdings, Inc. (a)	4,093	44
Faraday Future Intelligent Electric, Inc. (a)(b)	25,645	128
FAT Brands, Inc.	696	5
Fiesta Restaurant Group, Inc. (a)	1,908	14
First Watch Restaurant Group, Inc. (a)	1,753	23

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Five Below, Inc. (a)	6,725	$1,065
Flexsteel Industries, Inc. (b)	817	16
Floor & Decor Holdings, Inc. Class A (a)	12,374	1,002
Foot Locker, Inc.	10,346	307
Fossil Group, Inc. (a)	4,125	40
Fox Factory Holding Corp. (a)	4,700	460
Franchise Group, Inc.	4,212	175
Frontdoor, Inc. (a)	11,021	329
Full House Resorts, Inc. (a)	4,592	44
Funko, Inc. Class A (a)	1,574	27
GameStop Corp. Class A (a)(b)	8,840	1,473
Genesco, Inc. (a)	1,589	101
Gentex Corp.	30,708	896
Gentherm, Inc. (a)	4,011	293
G-III Apparel Group Ltd. (a)	5,008	135
Golden Entertainment, Inc. (a)	3,079	179
GoPro, Inc. Class A (a)	13,698	117
Graham Holdings Co. Class B	556	340
Grand Canyon Education, Inc. (a)	4,191	407
Green Brick Partners, Inc. (a)	6,738	133
Group 1 Automotive, Inc.	2,023	340
Groupon, Inc. (a)(b)	3,248	62
Guess?, Inc. (b)	4,405	96
H&R Block, Inc.	20,675	538
Hall of Fame Resort & Entertainment Co. (a)	10,992	12
Hamilton Beach Brands Holding Co. Class A	688	8
Hanesbrands, Inc.	44,494	663
Harbor Custom Development, Inc. (a)	1,505	3
Harley-Davidson, Inc.	18,250	719
Haverty Furniture Cos., Inc. (b)	2,090	57
Hayward Holdings, Inc. (a)	17,695	294
Helen of Troy Ltd. (a)	2,047	401
Hibbett, Inc.	1,316	58
Hilton Grand Vacations, Inc. (a)	15,735	818
Holley, Inc. (a)(b)	5,166	72
Hooker Furniture Corp.	1,467	28
Horizon Global Corp. (a)	2,660	15
Houghton Mifflin Harcourt Co. (a)	15,324	322
Hovnanian Enterprises, Inc. Class A (a)	709	42
Hyatt Hotels Corp. Class A (a)	3,883	371
HyreCar, Inc. (a)	2,826	7
imedia Brands, Inc. (a)	2,376	14
Inspired Entertainment, Inc. (a)	3,569	44
Installed Building Products, Inc.	3,525	298
iPower, Inc. (a)	1,461	2
iRobot Corp. (a)	2,902	184
J. Jill, Inc. (a)	665	10
Jack in the Box, Inc.	2,676	250
JAKKS Pacific, Inc. (a)	807	11
Jerash Holdings US, Inc.	820	5
JOANN, Inc. (b)	1,630	19
Johnson Outdoors, Inc. Class A	934	73
KB Home	10,339	335
Kirkland's, Inc. (a)(b)	1,713	16
Kohl's Corp. (c)	17,094	1,034
Kontoor Brands, Inc.	6,314	261
Koss Corp. (a)	764	7
Krispy Kreme, Inc. (b)	11,100	165
Kura Sushi USA, Inc. Class A (a)	457	25
Lakeland Industries, Inc. (a)	1,022	20

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lands' End, Inc. (a)	1,678	$28
Latham Group, Inc. (a)	2,203	29
Laureate Education, Inc. Class A	18,398	218
La-Z-Boy, Inc.	5,189	137
Lazydays Holdings, Inc. (a)(b)	1,516	31
LCI Industries	2,857	297
Lear Corp.	7,756	1,106
Legacy Housing Corp. (a)	1,232	26
Leggett & Platt, Inc.	16,995	591
Lennar Corp. Class B	2,067	141
Leslie's, Inc. (a)	18,814	364
Levi Strauss & Co. Class A	5,646	112
Life Time Group Holdings, Inc. (a)(b)	7,906	115
Lifetime Brands, Inc.	1,929	25
Lincoln Educational Services Corp. (a)	3,585	26
Liquidity Services, Inc. (a)	3,215	55
Lithia Motors, Inc.	3,625	1,088
LMP Automotive Holdings, Inc. (a)	1,004	5
Lottery.com, Inc. (a)	5,123	16
Luby's, Inc.	2,366	5
Lucid Group, Inc. (a)(b)	88,693	2,253
Lulu's Fashion Lounge Holdings, Inc. (a)	328	2
Lumber Liquidators Holdings, Inc. (a)	2,964	42
M/I Homes, Inc. (a)	2,895	128
Macy's, Inc.	36,740	895
Malibu Boats, Inc. Class A (a)	2,480	144
Marine Products Corp.	2,123	25
MarineMax, Inc. (a)	2,602	105
Marriott Vacations Worldwide Corp.	5,493	866
MasterCraft Boat Holdings, Inc. (a)	2,144	53
Mattel, Inc. (a)	28,194	626
MDC Holdings, Inc.	5,390	204
Membership Collective Group, Inc. (a)	4,291	33
Meritage Homes Corp. (a)	4,331	343
Mister Car Wash, Inc. (a)	11,756	174
Modine Manufacturing Co. (a)	6,378	57
Monarch Casino & Resort, Inc. (a)	1,618	141
Monro, Inc.	3,506	155
Motorcar Parts of America, Inc. (a)	1,997	36
Movado Group, Inc.	1,743	68
Murphy USA, Inc.	3,157	631
Nathan's Famous, Inc.	380	21
National Vision Holdings, Inc. (a)	9,771	426
Nautilus, Inc. (a)	4,149	17
Nerdy, Inc. (a)	12,035	61
Noodles & Co. (a)	4,324	26
Nordstrom, Inc.	13,721	372
Ollie's Bargain Outlet Holdings, Inc. (a)	5,527	237
OneWater Marine, Inc.	649	22
Overstock.com, Inc. (a)	5,043	222
Oxford Industries, Inc.	2,053	186
Papa John's International, Inc.	4,069	428
Party City Holdco, Inc. (a)	14,895	53
Patrick Industries, Inc.	2,639	159
Peloton Interactive, Inc. Class A (a)	6,085	161
Penske Automotive Group, Inc.	4,259	399
Perdoceo Education Corp. (a)	8,316	95
Petco Health & Wellness Co., Inc. (a)(b)	8,960	175
PetMed Express, Inc. (b)(c)	2,520	65
Planet Fitness, Inc. Class A (a)	10,793	912

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PlayAGS, Inc. (a)	3,443	$23
Polaris, Inc.	7,886	831
Portillo's, Inc. Class A (a)(b)	2,827	69
Poshmark, Inc. Class A (a)	981	12
Potbelly Corp. (a)	3,371	23
PowerSchool Holdings, Inc. (a)	5,588	92
PubMatic, Inc. Class A (a)	855	22
Purple Innovation, Inc. (a)(b)	3,808	22
QuantumScape Corp. (a)(b)	27,309	546
Quotient Technology, Inc. (a)	11,732	75
Qurate Retail, Inc. Class A	48,729	232
Rave Restaurant Group, Inc. (a)	2,340	3
RCI Hospitality Holdings, Inc.	1,101	68
Red Robin Gourmet Burgers, Inc. (a)	1,577	27
Red Rock Resorts, Inc. Class A	8,039	390
Regis Corp. (a)(b)	5,846	12
Remark Holdings, Inc. (a)(b)	13,957	11
Rent the Runway, Inc. Class A (a)(b)	2,398	17
Rent-A-Center, Inc.	6,585	166
Revolve Group, Inc. (a)	1,760	95
RH (a)	2,002	653
Rivian Automotive, Inc. Class A (a)(b)	21,610	1,086
Rocky Brands, Inc.	899	37
Rover Group, Inc. (a)	9,651	56
RumbleON, Inc. Class B (a)	1,288	44
Ruth's Hospitality Group, Inc.	3,130	72
Sally Beauty Holdings, Inc. (a)	11,035	173
Scientific Games Corp. (a)	11,038	649
SeaWorld Entertainment, Inc. (a)	5,675	422
Service Corp. International	18,243	1,201
Shake Shack, Inc. Class A (a)	2,258	153
Shoe Carnival, Inc.	2,189	64
Shutterstock, Inc.	2,927	272
Signet Jewelers Ltd.	6,317	459
Six Flags Entertainment Corp. (a)	10,100	439
Skechers USA, Inc. Class A (a)	13,220	539
Skyline Champion Corp. (a)	7,543	414
Sleep Number Corp. (a)	2,468	125
Smith & Wesson Brands, Inc.	6,343	96
Snap One Holdings Corp. (a)	1,823	27
Solid Power, Inc. (a)(b)	16,797	146
Solo Brands, Inc. Class A (a)	1,916	16
Sonder Holdings, Inc. (a)	25,086	119
Sonic Automotive, Inc. Class A	1,819	77
Sonos, Inc. (a)	16,936	478
Sportsman's Warehouse Holdings, Inc. (a)	5,825	62
Standard Motor Products, Inc.	2,668	115
Steven Madden Ltd.	9,883	382
Stitch Fix, Inc. Class A (a)	1,231	12
StoneMor, Inc. (a)	16,002	42
Stoneridge, Inc. (a)	3,150	65
Strategic Education, Inc.	2,258	150
Strattec Strategy Corp. (a)	437	16
Stride, Inc. (a)	5,681	206
Sturm Ruger & Co., Inc. (c)	2,114	147
Superior Group of Cos., Inc.	1,738	31
Superior Industries International, Inc. (a)	3,179	15
Sweetgreen, Inc. Class A (a)(b)	1,870	60
Sypris Solutions, Inc. (a)	1,822	5
Target Hospitality Corp. (a)	5,178	31

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Taylor Morrison Home Corp. (a)	13,529	$368
Tempur Sealy International, Inc.	20,198	564
Tenneco, Inc. Class A (a)	11,269	206
Terminix Global Holdings, Inc. (a)	14,028	640
Texas Roadhouse, Inc.	8,785	736
The Aaron's Co., Inc.	3,676	74
The Beachbody Co., Inc. (a)(b)	18,788	43
The Buckle, Inc.	3,727	123
The Cato Corp. Class A	2,547	37
The Cheesecake Factory, Inc. (a)	5,379	214
The Children's Place, Inc. (a)	1,482	73
The Container Store Group, Inc. (a)	5,007	41
The Dixie Group, Inc. (a)	1,757	5
The Gap, Inc.	23,196	327
The Goodyear Tire & Rubber Co. (a)	35,810	512
The Lovesac Co. (a)	1,817	98
The ODP Corp. (a)	5,478	251
The RealReal, Inc. (a)	11,300	82
The Wendy's Co.	24,849	546
Thor Industries, Inc.	5,734	451
ThredUp, Inc. Class A (a)(b)	7,159	55
Tilly's, Inc. Class A	1,663	16
Toll Brothers, Inc.	12,828	603
TopBuild Corp. (a)	3,907	709
Torrid Holdings, Inc. (a)(b)	2,489	15
Toughbuilt Industries, Inc. (a)	17,525	3
Traeger, Inc. (a)(b)	4,317	32
Travel + Leisure Co.	10,479	607
TravelCenters of America, Inc. (a)	1,825	78
Tri Pointe Homes, Inc. (a)	13,314	267
Tupperware Brands Corp. (a)	5,039	98
Udemy, Inc. (a)	7,260	90
Unifi, Inc. (a)	2,065	37
Unique Fabricating, Inc. (a)	1,426	3
Universal Electronics, Inc. (a)	1,522	48
Universal Technical Institute, Inc. (a)	4,331	38
Urban Outfitters, Inc. (a)	6,082	153
Vail Resorts, Inc.	4,741	1,234
Veoneer, Inc. (a)	11,704	432
Vera Bradley, Inc. (a)	3,479	27
Victoria's Secret & Co. (a)	10,883	559
Vince Holding Corp. (a)	492	4
Vinco Ventures, Inc. (a)(b)	25,586	82
Vista Outdoor, Inc. (a)	6,753	241
Visteon Corp. (a)	3,284	358
Vivid Seats, Inc. Class A	10,746	119
Volcon, Inc. (a)	1,732	3
Volta, Inc. (a)	15,801	48
VOXX International Corp. (a)	2,168	22
Vroom, Inc. (a)	16,431	44
Warby Parker, Inc. Class A (a)(b)	11,027	373
Wayfair, Inc. Class A (a)(b)	6,366	705
Weber, Inc. Class A (b)	2,435	24
Weyco Group, Inc.	938	23
Williams-Sonoma, Inc.	6,594	956
Wingstop, Inc.	3,498	411
Winmark Corp.	326	72
Winnebago Industries, Inc.	3,721	201
Wolverine World Wide, Inc.	9,920	224
WW International, Inc. (a)	6,131	63

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wyndham Hotels & Resorts, Inc.	11,078	$938
Xometry, Inc. Class A (a)(b)	942	35
Xponential Fitness, Inc. Class A (a)(b)	1,391	33
XpresSpa Group, Inc. (a)	14,621	17
YETI Holdings, Inc. (a)	10,653	639
Zovio, Inc. (a)	4,442	4
Zumiez, Inc. (a)	1,970	75
		84,728
Consumer Staples (3.2%):
22nd Century Group, Inc. (a)(b)	20,220	47
Albertsons Cos., Inc. Class A	38,196	1,270
Alico, Inc.	673	25
Arcadia Biosciences, Inc. (a)	2,977	4
B&G Foods, Inc. (b)	7,881	213
BellRing Brands, Inc. (a)	15,980	369
Better Choice Co., Inc. (a)	3,304	8
Beyond Meat, Inc. (a)(b)	7,789	376
BJ's Wholesale Club Holdings, Inc. (a)	15,166	1,025
Blue Apron Holdings, Inc. Class A (a)	1,748	7
Bunge Ltd.	16,574	1,837
Calavo Growers, Inc.	1,973	72
Cal-Maine Foods, Inc.	2,830	156
Casey's General Stores, Inc.	4,246	841
Celsius Holdings, Inc. (a)	4,654	257
Central Garden & Pet Co. (a)	995	44
Central Garden & Pet Co. Class A (a)	5,663	231
Coca-Cola Consolidated, Inc.	531	264
Coffee Holding Co., Inc.	760	3
Coty, Inc. Class A (a)(c)	54,472	490
Darling Ingredients, Inc. (a)	21,246	1,708
e.l.f. Beauty, Inc. (a)	5,962	154
Eastside Distilling, Inc. (a)	2,011	2
Edgewell Personal Care Co.	6,491	238
Energizer Holdings, Inc.	7,848	241
Farmer Brothers Co. (a)	2,043	15
Flowers Foods, Inc.	24,490	630
Fresh Del Monte Produce, Inc.	3,224	84
Freshpet, Inc. (a)	5,270	541
Grocery Outlet Holding Corp. (a)	8,677	284
Grove, Inc. (a)	1,234	6
Herbalife Nutrition Ltd. (a)	12,089	367
HF Foods Group, Inc. Class A (a)	4,619	31
Honest Co., Inc. (a)	7,199	38
Hostess Brands, Inc. (a)	9,849	216
Ingles Markets, Inc. Class A	1,611	143
Ingredion, Inc.	8,667	755
Inter Parfums, Inc.	2,197	193
J & J Snack Foods Corp.	1,270	197
John B Sanfilippo & Son, Inc.	1,027	86
Jones Soda Co. (a)	6,486	4
Jupiter Wellness, Inc. (a)	2,949	3
Keurig Dr Pepper, Inc.	124,129	4,705
Laird Superfood, Inc. (a)	769	3
Lancaster Colony Corp.	2,607	389
Landec Corp. (a)	3,665	42
Lifevantage Corp. (a)	1,707	8
Lifeway Foods, Inc. (a)	983	7
Limoneira Co.	1,851	27
Local Bounti Corp. (a)	4,756	40

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mannatech, Inc.	151	$6
Medifast, Inc.	1,387	237
MGP Ingredients, Inc.	716	61
Mission Produce, Inc. (a)	6,583	83
National Beverage Corp.	3,823	166
Natural Alternatives International, Inc. (a)	728	8
Natural Grocers by Vitamin Cottage, Inc.	2,113	41
Nature's Sunshine Products, Inc. (a)	2,373	40
NewAge, Inc. (a)	19,692	11
Nu Skin Enterprises, Inc. Class A	6,333	303
Ocean Bio-Chem, Inc.	605	5
Oil-Dri Corp. of America	640	18
Olaplex Holdings, Inc. (a)	19,217	300
Performance Food Group Co. (a)	18,577	946
Pilgrim's Pride Corp. (a)	6,888	173
Post Holdings, Inc. (a)	6,989	484
PriceSmart, Inc.	2,093	165
Reed's, Inc. (a)	11,382	3
Revlon, Inc. Class A (a)	1,063	9
Reynolds Consumer Products, Inc.	7,701	226
Rite Aid Corp. (a)	7,325	64
Sanderson Farms, Inc.	2,681	503
Seaboard Corp.	36	151
Seneca Foods Corp. Class A (a)	777	40
Shineco, Inc. (a)	1,156	3
Sovos Brands, Inc. (a)	5,272	75
SpartanNash Co.	4,265	141
Spectrum Brands Holdings, Inc.	5,240	465
Sprouts Farmers Market, Inc. (a)(b)	13,937	446
Stryve Foods, Inc. Class A (a)	1,003	1
The Andersons, Inc.	4,094	206
The Boston Beer Co., Inc. Class A (a)	887	345
The Chefs' Warehouse, Inc. (a)	3,799	124
The Duckhorn Portfolio, Inc. (a)	5,849	106
The Hain Celestial Group, Inc. (a)	11,090	382
The Real Good Food Co., Inc. (a)	802	6
The Simply Good Foods Co. (a)	7,738	294
The Vita Coco Co., Inc. (a)(b)	3,294	30
Thorne HealthTech, Inc. (a)(b)	2,079	13
Tootsie Roll Industries, Inc.	2,630	92
TreeHouse Foods, Inc. (a)	5,358	173
Turning Point Brands, Inc.	2,236	76
U.S. Foods Holding Corp. (a)	26,764	1,007
United Natural Foods, Inc. (a)	6,644	275
United-Guardian, Inc.	417	9
Universal Corp.	2,955	172
USANA Health Sciences, Inc. (a)	1,376	109
Vector Group Ltd.	15,433	186
Veru, Inc. (a)	8,478	41
Village Super Market, Inc. Class A	1,296	32
Vital Farms, Inc. (a)	3,075	38
WD-40 Co.	1,432	262
Weis Markets, Inc. (c)	2,166	155
Willamette Valley Vineyards, Inc. (a)	548	5
Zevia PBC Class A (a)	1,552	7
		28,015
Energy (4.2%):
Adams Resources & Energy, Inc.	352	14
Aemetis, Inc. (a)	3,758	48

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Alto Ingredients, Inc. (a)	9,560	$65
Amplify Energy Corp. (a)	4,350	24
Amyris, Inc. (a)(b)	28,722	125
Antero Midstream Corp.	39,789	432
Antero Resources Corp. (a)	37,766	1,153
Arch Resources, Inc.	1,763	242
Archaea Energy, Inc. (a)	7,527	165
Archrock, Inc.	16,438	152
Aspen Aerogels, Inc. (a)	3,589	124
BP Prudhoe Bay Royalty Trust	3,023	45
Brigham Minerals, Inc.	2,110	54
Bristow Group, Inc. (a)	2,599	96
Cactus, Inc. Class A	3,315	188
California Resources Corp.	8,514	381
Callon Petroleum Co. (a)	7,713	456
Camber Energy, Inc. (a)(b)	34,943	30
Centennial Resource Development, Inc. Class A (a)	38,988	315
Centrus Energy Corp. Class A (a)	1,051	35
ChampionX Corp. (a)	25,783	631
Cheniere Energy, Inc.	34,121	4,731
Chesapeake Energy Corp.	14,220	1,237
Civitas Resources, Inc.	8,980	536
Clean Energy Fuels Corp. (a)	23,246	185
CNX Resources Corp. (a)	25,443	527
Comstock Resources, Inc. (a)	13,484	176
CONSOL Energy, Inc. (a)	3,701	139
Continental Resources, Inc. (b)	5,145	316
Crescent Energy, Inc. Class A (b)	4,788	83
Cross Timbers Royalty Trust	849	11
CVR Energy, Inc.	4,118	105
Delek U.S. Holdings, Inc. (a)	9,743	207
Denbury, Inc. (a)	5,875	462
DMC Global, Inc. (a)	1,825	56
Dorian LPG Ltd.	4,365	63
Dril-Quip, Inc. (a)	3,587	134
DT Midstream, Inc.	12,429	674
ENGlobal Corp. (a)	3,283	4
Enviva, Inc.	4,159	329
EQT Corp.	46,717	1,608
Equitrans Midstream Corp.	42,148	356
Evolution Petroleum Corp.	4,520	31
Exterran Corp. (a)	3,576	22
Forum Energy Technologies, Inc. (a)	700	16
Geospace Technologies Corp. (a)	1,358	8
Gevo, Inc. (a)(b)	26,806	125
Green Plains, Inc. (a)	6,663	207
Gulf Island Fabrication, Inc. (a)	1,735	7
Gulfport Energy Corp. (a)	2,705	243
Hallador Energy Co. (a)	3,719	13
Helix Energy Solutions Group, Inc. (a)	18,198	87
Helmerich & Payne, Inc.	11,471	491
HF Sinclair Corp. (a)	25,214	1,005
HighPeak Energy, Inc.	271	6
International Seaways, Inc.	5,012	90
ION Geophysical Corp. (a)	3,974	3
KLX Energy Services Holdings, Inc. (a)	922	5
Laredo Petroleum, Inc. (a)	1,957	155
Liberty Oilfield Services, Inc. Class A (a)	11,819	175
Magnolia Oil & Gas Corp. Class A	14,172	335
Mammoth Energy Services, Inc. (a)	4,681	10

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Matador Resources Co.	14,476	$767
MIND Technology, Inc. (a)	1,850	2
Montauk Renewables, Inc. (a)	6,691	75
Murphy Oil Corp.	16,574	669
Nabors Industries Ltd. (a)	946	144
NACCO Industries, Inc. Class A	509	20
National Energy Services Reunited Corp. (a)	4,517	38
Natural Gas Services Group, Inc. (a)	1,456	17
NCS Multistage Holdings, Inc. (a)	128	6
New Fortress Energy, Inc.	15,191	647
Newpark Resources, Inc. (a)	11,475	42
Nextdecade Corp. (a)	16,085	106
Nextier Oilfield Solutions, Inc. (a)	25,815	239
Nine Energy Service, Inc. (a)	2,458	9
Northern Oil and Gas, Inc.	8,519	240
NOV, Inc.	47,121	924
Oasis Petroleum, Inc.	2,179	319
Oceaneering International, Inc. (a)	10,975	166
Oil States International, Inc. (a)	6,501	45
Overseas Shipholding Group, Inc. Class A (a)	10,216	21
Ovintiv, Inc.	34,280	1,854
Patterson-UTI Energy, Inc.	24,010	372
PBF Energy, Inc. Class A (a)	8,157	199
PDC Energy, Inc.	11,688	849
Peabody Energy Corp. (a)(c)	18,109	444
Permianville Royalty Trust (b)	3,170	8
PHX Minerals, Inc.	3,119	10
ProPetro Holding Corp. (a)	9,079	126
Range Resources Corp. (a)	28,869	877
Ranger Energy Services, Inc. (a)	588	6
Ranger Oil Corp. (a)	5,674	196
Renewable Energy Group, Inc. (a)	5,183	314
REX American Resources Corp. (a)	562	56
Riley Exploration Permian, Inc.	801	20
RPC, Inc. (a)	15,596	166
SandRidge Energy, Inc. (a)	4,869	78
SEACOR Marine Holdings, Inc. (a)	3,085	25
Select Energy Services, Inc. Class A (a)	7,171	61
SFL Corp. Ltd.	13,068	133
Silverbow Resources, Inc. (a)	1,787	57
SM Energy Co.	14,625	570
Smart Sand, Inc. (a)	3,964	14
Solaris Oilfield Infrastructure, Inc. Class A	2,665	30
Southwestern Energy Co. (a)	110,121	790
Stabilis Solutions, Inc. (a)	527	3
Talos Energy, Inc. (a)	7,747	122
Targa Resources Corp.	29,717	2,243
Teekay Corp. (a)	8,175	26
Tellurian, Inc. (a)	68,808	365
TETRA Technologies, Inc. (a)	15,772	65
Texas Pacific Land Corp.	1,097	1,483
Tidewater, Inc. (a)	3,382	74
U.S. Energy Corp. Wyoming (a)	3,216	14
Uranium Energy Corp. (a)(b)	35,467	163
US Well Services, Inc. (a)	9,689	11
VAALCO Energy, Inc.	7,461	49
Vertex Energy, Inc. (a)(b)	6,703	67
Voc Energy Trust	1,802	12
W&T Offshore, Inc. (a)	12,263	47
Westwater Resources, Inc. (a)	5,790	12

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Whiting Petroleum Corp.	4,544	$370
World Fuel Services Corp. (c)	7,615	206
Zion Oil & Gas, Inc. (a)	45,191	5
		36,836
Financials (19.0%):
1895 Bancorp of Wisconsin, Inc. (a)	524	6
1st Source Corp.	2,447	113
Acres Commercial Realty Corp. (a)	1,160	16
AFC Gamma, Inc.	1,897	36
Affiliated Managers Group, Inc.	4,046	570
Affinity Bancshares, Inc. (a)	788	12
AG Mortgage Investment Trust, Inc.	3,209	30
AGNC Investment Corp.	69,303	908
Alleghany Corp. (a)	1,781	1,508
Allegiance Bancshares, Inc.	2,475	111
Ally Financial, Inc.	42,807	1,861
Amalgamated Financial Corp.	3,869	70
Amerant Bancorp, Inc.	3,767	119
American Equity Investment Life Holding Co.	8,622	344
American Financial Group, Inc.	8,995	1,310
American National Bankshares, Inc.	1,431	54
American National Group, Inc.	2,924	553
Ameris Bancorp	8,456	371
AMERISAFE, Inc.	2,326	116
AmeriServ Financial, Inc.	2,414	10
Ames National Corp.	1,195	30
Angel Oak Mortgage, Inc.	1,755	29
Annaly Capital Management, Inc.	195,859	1,379
Apollo Commercial Real Estate Finance, Inc.	15,012	209
Apollo Global Management, Inc.	55,615	3,448
Apollo Investment Corp.	8,987	119
Arbor Realty Trust, Inc.	15,893	271
Arch Capital Group Ltd. (a)	45,486	2,202
Ares Capital Corp. (b)	67,608	1,416
Ares Commercial Real Estate Corp.	6,135	95
Ares Management Corp. Class A	26,912	2,186
Argo Group International Holdings Ltd.	4,332	179
Arlington Asset Investment Corp. Class A (a)	4,046	14
ARMOUR Residential REIT, Inc. (b)	11,387	96
Arrow Financial Corp.	2,128	69
Artisan Partners Asset Management, Inc. Class A	5,692	224
Ashford, Inc. (a)	322	5
AssetMark Financial Holdings, Inc. (a)	3,221	72
Associated Banc-Corp.	17,531	399
Associated Capital Group, Inc. Class A	438	18
Assured Guaranty Ltd.	8,115	517
Atlantic Union Bankshares Corp.	10,043	368
Atlanticus Holdings Corp. (a)	897	46
Axis Capital Holdings Ltd.	9,460	572
Axos Financial, Inc. (a)	6,806	316
Bain Capital Specialty Finance, Inc.	7,476	117
Banc of California, Inc.	7,113	138
BancFirst Corp.	2,213	184
Bank of Hawaii Corp.	4,832	405
Bank of Marin Bancorp	2,093	73
Bank of the James Financial Group, Inc.	638	9
Bank OZK	16,705	713
Bank7 Corp.	629	15
Bankfinancial Corp.	1,608	17

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
BankUnited, Inc.	9,070	$399
Bankwell Financial Group, Inc.	1,004	34
Banner Corp.	4,209	246
Bar Harbor Bankshares	1,845	53
Barings BDC, Inc.	15,839	164
BayCom Corp.	1,802	39
Bayfirst Financial Corp.	525	12
BCB Bancorp, Inc.	2,262	41
Berkshire Hathaway, Inc. Class A (a)	49	25,917
Berkshire Hills Bancorp, Inc.	5,910	171
BGC Partners, Inc. Class A	32,279	142
BlackRock Capital Investment Corp.	10,445	44
BlackRock TCP Capital Corp.	8,158	117
Blackstone Mortgage Trust, Inc. Class A	21,901	696
Blackstone, Inc.	93,934	11,924
Blucora, Inc. (a)	5,289	103
Blue Foundry Bancorp (a)	3,546	48
Blue Ridge Bankshares, Inc.	2,308	35
BOK Financial Corp.	4,246	399
Bridge Investment Group Holdings, Inc. Class A	2,686	55
Bridgewater Bancshares, Inc. (a)	2,949	49
Bright Health Group, Inc. (a)(b)	42,596	82
Brighthouse Financial, Inc. (a)	9,456	488
BrightSpire Capital, Inc.	11,543	107
Broadmark Realty Capital, Inc.	18,712	162
Broadway Financial Corp. (a)	8,817	14
Brookline Bancorp, Inc.	9,425	149
BRP Group, Inc. Class A (a)	2,308	62
Business First Bancshares, Inc.	2,710	66
Byline Bancorp, Inc.	3,409	91
C&F Financial Corp.	503	25
Cadence Bank	23,379	684
California Bancorp, Inc. (a)	980	23
Cambridge Bancorp Class A	926	79
Camden National Corp.	1,826	86
Capital Bancorp, Inc.	1,578	36
Capital City Bank Group, Inc.	1,766	47
Capital Southwest Corp. (b)	3,177	75
Capitol Federal Financial, Inc.	13,919	151
Capstar Financial Holdings, Inc.	2,756	58
Catalyst Bancorp, Inc. (a)	734	10
Cathay General Bancorp	9,626	431
CBTX, Inc. Class A	2,916	90
Central Pacific Financial Corp.	3,357	94
Central Valley Community Bancorp	1,499	35
CF Bankshares, Inc.	632	14
CFSB Bancorp, Inc. (a)	398	4
Chemung Financial Corp.	531	25
Cherry Hill Mortgage Investment Corp.	2,302	18
Chicago Atlantic Real Estate Finance, Inc.	766	14
Chimera Investment Corp.	28,436	342
CION Investment Corp. (a)(b)	8,043	119
Citizens & Northern Corp.	2,102	51
Citizens, Inc. (a)(b)	5,887	25
City Holding Co.	1,831	144
Civista Bancshares, Inc.	1,964	47
Claros Mortgage Trust, Inc.	8,667	149
CNA Financial Corp.	3,833	186
CNB Financial Corp. Class A	2,381	63
CNO Financial Group, Inc.	14,887	373

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Coastal Financial Corp. (a)	1,353	$62
Codorus Valley Bancorp, Inc.	1,125	25
Cohen & Co., Inc.	168	3
Cohen & Steers, Inc.	3,850	331
Coinbase Global, Inc. Class A (a)	26,848	5,097
Colony Bankcorp, Inc.	2,294	43
Columbia Banking System, Inc.	9,537	308
Columbia Financial, Inc. (a)(c)	5,280	114
Commerce Bancshares, Inc.	13,509	967
Community Bank System, Inc.	6,543	459
Community Trust Bancorp, Inc.	2,344	97
ConnectOne Bancorp, Inc.	5,253	168
Consumer Portfolio Services, Inc. (a)	1,847	19
Cowen, Inc. Class A	3,546	96
Crawford & Co. Class A	2,423	18
Crawford & Co. Class B	1,330	10
Credit Acceptance Corp. (a)(b)	1,480	815
Crescent Capital BDC, Inc. (b)	4,275	76
Crossfirst Bankshares, Inc. (a)	5,628	89
Cullen/Frost Bankers, Inc.	6,781	939
Cullman Bancorp, Inc. (b)	797	9
Curo Group Holdings Corp.	3,105	41
Customers Bancorp, Inc. (a)	3,812	199
CVB Financial Corp.	17,704	411
Diamond Hill Investment Group, Inc.	425	80
Dime Community Bancshares, Inc.	4,225	146
Donegal Group, Inc. Class A	1,724	23
Donnelley Financial Solutions, Inc. (a)	3,971	132
Dynex Capital, Inc. (b)	4,764	77
Eagle Bancorp Montana, Inc.	904	20
Eagle Bancorp, Inc.	3,880	221
East West Bancorp, Inc.	16,830	1,330
Eastern Bankshares, Inc.	20,517	442
eHealth, Inc. (a)	3,243	40
Elevate Credit, Inc. (a)	3,451	11
Ellington Financial, Inc.	6,816	121
Ellington Residential Mortgage REIT (b)	1,700	17
Employers Holdings, Inc.	3,173	130
Enact Holdings, Inc.	4,140	92
Encore Capital Group, Inc. (a)	1,907	120
Enova International, Inc. (a)	4,099	156
Enstar Group Ltd. (a)	1,922	502
Enterprise Bancorp, Inc.	1,581	63
Enterprise Financial Services Corp.	5,021	238
Equitable Holdings, Inc.	45,099	1,394
Equity Bancshares, Inc. Class A	1,786	58
Erie Indemnity Co. Class A	2,512	442
Esquire Financial Holdings, Inc. (a)	1,054	35
Evans Bancorp, Inc.	652	25
Evercore, Inc.	4,664	519
EZCORP, Inc. Class A (a)	5,575	34
FB Financial Corp.	3,763	167
Federal Agricultural Mortgage Corp. Class C	1,045	113
Federal Home Loan Mortgage Corp. (a)(b)	78,925	62
Federal National Mortgage Association (a)	163,493	128
Federated Hermes, Inc.	10,551	359
Fednat Holding Co. (a)	2,145	3
Fidelity National Financial, Inc.	37,633	1,838
Fidus Investment Corp.	3,452	70
Financial Institutions, Inc.	2,069	62

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
First American Financial Corp.	14,202	$921
First Bancorp, Inc.	1,228	37
First BanCorp/Puerto Rico	24,505	321
First Bancorp/Southern Pines NC	4,328	181
First Busey Corp.	7,358	186
First Citizens BancShares, Inc. Class A	1,897	1,263
First Commonwealth Financial Corp.	11,443	173
First Community Bankshares, Inc.	1,996	56
First Eagle Alternative Capital BDC, Inc.	4,252	19
First Financial Bancorp	10,636	245
First Financial Bankshares, Inc.	17,115	755
First Financial Corp. Class A	1,583	68
First Financial Northwest, Inc.	1,045	18
First Hawaiian, Inc.	12,847	358
First Horizon Corp.	67,850	1,594
First Internet Bancorp	1,310	56
First Interstate BancSystem, Inc. Class A	8,265	304
First Merchants Corp.	7,015	292
First United Corp.	890	20
First Western Financial, Inc. (a)	1,093	34
FirstCash Holdings, Inc.	4,177	294
Five Star Bancorp	1,706	48
Flagstar Bancorp, Inc.	6,536	277
Flushing Financial Corp.	3,794	85
FNB Corp.	45,471	566
FNCB Bancorp, Inc.	2,541	24
Focus Financial Partners, Inc. Class A (a)	2,386	109
Franklin BSP Realty Trust, Inc.	6,208	87
FS KKR Capital Corp.	40,135	916
Fulton Financial Corp.	20,269	337
FVCBankcorp, Inc. (a)	1,727	36
GAMCO Investors, Inc. Class A	1,361	30
Genworth Financial, Inc. (a)	62,320	236
German American Bancorp, Inc.	3,907	148
Glacier Bancorp, Inc.	13,909	699
Gladstone Capital Corp.	4,845	57
Gladstone Investment Corp. (b)	4,690	76
GoHealth, Inc. Class A (a)(b)	6,341	7
Goldman Sachs BDC, Inc.	14,376	282
Golub Capital BDC, Inc.	21,230	323
Goosehead Insurance, Inc. Class A	1,206	95
Granite Point Mortgage Trust, Inc.	7,605	85
Great Ajax Corp.	2,714	32
Great Southern Bancorp, Inc. Class A	1,395	82
Green Dot Corp. Class A (a)	6,819	187
Greenhill & Co., Inc.	1,490	23
Guaranty Bancshares, Inc.	1,538	54
Guild Holdings Co. Class A	934	10
GWG Holdings, Inc. (a)	656	4
Hagerty, Inc. Class A (a)(b)	10,827	117
Hallmark Financial Services, Inc. (a)	2,439	9
Hamilton Lane, Inc. Class A	1,956	151
Hancock Whitney Corp.	10,912	569
Hanmi Financial Corp.	3,693	91
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,230	533
HarborOne Bancorp, Inc.	5,549	78
Hawthorn Bancshares, Inc.	880	22
HBT Financial, Inc.	780	14
HCI Group, Inc.	1,174	80
Heartland Financial USA, Inc.	5,493	263

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hercules Capital, Inc. (b)	16,910	$306
Heritage Commerce Corp.	7,072	80
Heritage Financial Corp.	4,264	107
Heritage Insurance Holdings, Inc.	3,663	26
Hilltop Holdings, Inc.	7,694	226
Hippo Holdings, Inc. (a)	46,073	92
Home Bancorp, Inc.	1,037	42
Home BancShares, Inc.	19,206	434
Home Point Capital, Inc. (b)	1,577	5
HomeStreet, Inc.	2,440	116
Hope Bancorp, Inc.	14,572	234
Horace Mann Educators Corp.	5,022	210
Horizon Bancorp, Inc.	5,777	108
Horizon Technology Finance Corp.	3,387	47
Houlihan Lokey, Inc.	2,390	210
Independent Bank Corp.	5,745	469
Independent Bank Corp.	2,483	55
Independent Bank Group, Inc.	4,285	305
Interactive Brokers Group, Inc.	10,957	722
International Bancshares Corp.	7,159	302
Invesco Mortgage Capital, Inc. (b)	39,586	90
Investar Holding Corp.	1,389	27
Investcorp Credit Management BDC, Inc.	2,033	11
Investors Bancorp, Inc.	28,011	418
Investors Title Co.	157	32
Jackson Financial, Inc. Class A	13,205	584
Jefferies Financial Group, Inc.	25,915	851
Kearny Financial Corp.	7,808	101
Kemper Corp.	7,375	417
Kinsale Capital Group, Inc.	2,936	669
KKR Real Estate Finance Trust, Inc.	5,201	107
Ladder Capital Corp.	7,972	95
Lakeland Bancorp, Inc.	8,581	143
Lakeland Financial Corp.	3,079	225
Lemonade, Inc. (a)(b)	5,834	154
LendingTree, Inc. (a)	1,222	146
Level One Bancorp, Inc.	733	29
Limestone Bancorp, Inc.	592	12
Live Oak Bancshares, Inc.	4,158	212
Logan Ridge Finance Corp. (a)	385	9
LPL Financial Holdings, Inc.	10,050	1,836
Lument Finance Trust, Inc.	4,058	11
Luther Burbank Corp.	1,680	22
Macatawa Bank Corp.	4,064	37
Magyar Bancorp, Inc.	553	7
Maiden Holdings Ltd. (a)	8,544	21
Main Street Capital Corp. (b)	10,123	432
Manning & Napier, Inc.	2,061	19
Markel Corp. (a)	1,732	2,555
MarketWise, Inc. (a)(b)	35,719	169
Marpai, Inc. Class A (a)	1,480	3
MBIA, Inc. (a)	6,531	100
Medallion Financial Corp.	3,022	26
Mercantile Bank Corp.	2,081	74
Merchants Bancorp	3,538	97
Mercury General Corp.	3,754	206
Meta Financial Group, Inc.	3,289	181
Metropolitan Bank Holding Corp. (a)	1,414	144
MFA Financial, Inc.	46,411	187
MGIC Investment Corp.	40,993	555

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Midland States Bancorp, Inc.	2,677	$77
Midwest Holding, Inc. (a)	445	7
MidWestOne Financial Group, Inc.	1,971	65
Moelis & Co. Class A	3,804	179
Monroe Capital Corp.	3,043	33
Morningstar, Inc.	3,581	978
MVB Financial Corp.	1,572	65
National Bank Holdings Corp. Class A	3,047	123
National Bankshares, Inc.	790	29
National Western Life Group, Inc. Class A	269	57
Navient Corp.	19,117	326
NBT Bancorp, Inc.	5,265	190
Nelnet, Inc. Class A	2,616	222
New Mountain Finance Corp.	12,637	175
New Residential Investment Corp.	62,601	687
New York Community Bancorp, Inc.	59,085	633
New York Mortgage Trust, Inc.	44,458	162
Newtek Business Services Corp.	3,242	87
Nexpoint Real Estate Finance, Inc.	1,790	40
NI Holdings, Inc. (a)	1,051	18
Nicholas Financial, Inc. (a)	581	6
NMI Holdings, Inc. Class A (a)	10,302	212
Northeast Community Bancorp, Inc.	2,129	26
Northfield Bancorp, Inc.	4,940	71
Northrim Bancorp, Inc.	775	34
Northwest Bancshares, Inc. (c)	15,374	208
Norwood Financial Corp.	1,156	33
NSTS Bancorp, Inc. (a)	733	9
Oaktree Specialty Lending Corp.	22,932	169
OceanFirst Financial Corp.	7,772	156
Ocwen Financial Corp. (a)	1,224	29
OFG Bancorp	5,115	136
OFS Capital Corp.	1,480	19
Old National Bancorp	38,345	628
Old Republic International Corp.	36,842	953
Old Second Bancorp, Inc.	4,898	71
OneMain Holdings, Inc.	16,737	793
OP Bancorp	1,862	26
Open Lending Corp. Class A (a)	13,544	256
Oportun Financial Corp. (a)	3,211	46
Oppenheimer Holdings, Inc. Class A	1,168	51
OppFi, Inc. (a)(b)	3,716	13
Orchid Island Capital, Inc. (b)	23,240	76
Origin Bancorp, Inc.	2,684	113
Oscar Health, Inc. Class A (a)(b)	5,339	53
Owl Rock Capital Corp.	46,142	682
Oxford Square Capital Corp.	7,012	29
P10, Inc. Class A (a)	2,814	34
Pacific Premier Bancorp, Inc.	10,661	377
PacWest Bancorp	15,699	677
Palomar Holdings, Inc. (a)	2,911	186
Park National Corp.	1,994	262
Parke Bancorp, Inc.	1,681	40
Patriot National Bancorp, Inc. (a)	303	5
PB Bankshares, Inc. (a)	394	5
PCSB Financial Corp.	1,626	31
Peapack-Gladstone Financial Corp.	2,291	80
PennantPark Floating Rate Capital Ltd.	5,529	75
Pennantpark Investment Corp.	9,467	74
Penns Woods Bancorp, Inc.	940	23

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pennymac Financial Services	4,578	$244
Pennymac Mortgage Investment Trust	10,725	181
Peoples Bancorp of North Carolina, Inc.	714	20
Peoples Bancorp, Inc.	3,758	118
Perella Weinberg Partners	5,917	56
Phenixfin Corp. (a)	229	9
Pinnacle Financial Partners, Inc.	9,157	843
Pioneer Bancorp, Inc. (a)	1,359	14
Piper Sandler Cos.	2,201	289
Plumas Bancorp	757	29
Ponce Financial Group, Inc. (a)	1,292	13
Popular, Inc.	10,494	858
Portman Ridge Finance Corp.	1,303	31
PRA Group, Inc. (a)	4,312	194
Preferred Bank	1,517	112
Premier Financial Corp.	4,668	142
Primerica, Inc.	4,239	580
Primis Financial Corp.	2,847	40
ProAssurance Corp.	6,175	166
PROG Holdings, Inc. (a)	6,075	175
Prospect Capital Corp. (b)	40,292	334
Prosperity Bancshares, Inc.	11,973	831
Provident Bancorp, Inc.	1,842	30
Provident Financial Holdings, Inc.	928	15
Provident Financial Services, Inc.	9,347	219
Pzena Investment Management, Inc. Class A	2,347	19
QCR Holdings, Inc.	2,052	116
Radian Group, Inc.	21,064	468
Randolph Bancorp, Inc.	587	15
RBB Bancorp	1,925	45
Ready Capital Corp.	10,471	158
Red River Bancshares, Inc.	721	38
Redwood Trust, Inc.	14,253	150
Regional Management Corp.	1,288	63
Reinsurance Group of America, Inc.	7,875	862
RenaissanceRe Holdings Ltd.	4,535	719
Renasant Corp.	6,771	226
Republic Bancorp, Inc. Class A	1,638	74
Republic First Bancorp, Inc. (a)	5,626	29
Riverview Bancorp, Inc.	2,819	21
RLI Corp.	5,373	594
Robinhood Markets, Inc. Class A (a)(b)	8,540	115
Rocket Cos., Inc. Class A (b)	14,022	156
Root, Inc. Class A (a)	3,923	8
Runway Growth Finance Corp. (b)	5,493	75
Ryan Specialty Group Holdings, Inc. Class A (a)	8,048	312
S&T Bancorp, Inc.	4,725	140
Sachem Capital Corp.	4,795	25
Safeguard Scientifics, Inc. (a)	1,820	9
Safety Insurance Group, Inc. (c)	1,556	141
Salisbury Bancorp, Inc.	406	23
Sandy Spring Bancorp, Inc.	5,482	246
Saratoga Investment Corp.	1,437	39
SB Financial Group, Inc.	848	17
Sculptor Capital Management, Inc.	6,279	87
Seacoast Banking Corp. of Florida	6,031	211
Security National Financial Corp. Class A (a)	1,686	17
SEI Investments Co.	15,432	929
Selective Insurance Group, Inc.	7,649	683
Selectquote, Inc. (a)	16,905	47

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ServisFirst Bancshares, Inc.	6,668	$635
Seven Hills Realty Trust	1,815	20
Shore Bancshares, Inc.	2,323	48
Siebert Financial Corp. (a)	1,923	4
Sierra Bancorp	2,029	51
Silvercrest Asset Management Group, Inc. Class A	1,242	25
Silvergate Capital Corp. Class A (a)	1,982	298
Simmons First National Corp. Class A	13,643	358
Sixth Street Specialty Lending, Inc.	10,732	250
SLM Corp.	38,080	699
Solar Capital Ltd.	5,670	103
Solar Senior Capital Ltd.	1,951	28
South Plains Financial, Inc.	1,506	40
Southern First Bancshares, Inc. (a)	818	42
Southern Missouri Bancorp, Inc.	1,044	52
Southern States Bancshares, Inc. (a)	804	19
Southside Bancshares, Inc. (c)	3,931	160
SouthState Corp.	10,012	817
Spirit of Texas Bancshares, Inc.	2,053	54
Starwood Property Trust, Inc.	40,856	987
Stellus Capital Investment Corp.	2,753	38
StepStone Group, Inc. Class A	2,447	81
Sterling Bancorp (a)	3,350	24
Stewart Information Services Corp.	3,315	201
Stifel Financial Corp.	12,772	867
Stock Yards Bancorp, Inc.	3,269	173
StoneX Group, Inc. (a)	2,077	154
Summit Financial Group, Inc.	1,693	43
Sunlight Financial Holdings, Inc. (a)	7,106	36
Suro Capital Corp.	4,087	35
Synovus Financial Corp.	18,836	923
TC Bancshares, Inc. (a)	680	10
TCG BDC, Inc.	7,462	107
Territorial Bancorp, Inc.	1,199	29
Texas Capital Bancshares, Inc. (a)	6,435	369
Texas Community Bancshares, Inc. (a)	379	7
TFS Financial Corp.	7,535	125
The Bancorp, Inc. (a)	7,048	200
The Bank of Princeton	824	24
The Carlyle Group, Inc.	34,208	1,673
The First of Long Island Corp.	2,836	55
The Goldman Sachs Group, Inc.	—	—
The Hanover Insurance Group, Inc.	4,610	689
Third Coast Bancshares, Inc. (a)	1,340	31
Timberland Bancorp, Inc.	1,099	30
Tompkins Financial Corp.	1,699	133
Towne Bank	9,126	273
TPG RE Finance Trust, Inc.	6,431	76
TPG, Inc. (a)	4,769	144
Tradeweb Markets, Inc. Class A	5,942	522
Trean Insurance Group, Inc. (a)	2,025	9
TriCo Bancshares	4,146	166
Trinity Capital, Inc.	3,688	71
TriplePoint Venture Growth BDC Corp.	4,380	76
TriState Capital Holdings, Inc. (a)	4,079	136
Triumph Bancorp, Inc. (a)	3,094	291
Trupanion, Inc. (a)	4,119	367
TrustCo Bank Corp.	2,336	75
Trustmark Corp.	6,860	208
Two Harbors Investment Corp.	40,300	223

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
U.S. Global Investors, Inc. Class A	1,528	$8
UMB Financial Corp.	5,543	539
Umpqua Holdings Corp.	26,302	496
Union Bankshares, Inc.	515	16
United Bankshares, Inc.	17,010	593
United Community Banks, Inc.	13,302	463
United Fire Group, Inc.	2,661	83
United Insurance Holdings Corp.	3,614	12
United Security Bancshares	2,115	18
Unity Bancorp, Inc.	1,117	31
Universal Insurance Holdings, Inc.	3,839	52
Univest Financial Corp.	3,629	97
Unum Group	23,451	739
Upstart Holdings, Inc. (a)(b)	9,569	1,044
USCB Financial Holdings, Inc. (a)	2,232	32
Valley National Bancorp	52,358	682
Value Line, Inc.	121	8
Velocity Financial, Inc. (a)	2,828	31
Vericity, Inc. (a)	506	3
Veritex Holdings, Inc.	6,065	231
Victory Capital Holdings, Inc. Class A (d)	1,733	50
Virtu Financial, Inc. Class A	3,869	144
Virtus Investment Partners, Inc.	839	201
Voya Financial, Inc.	13,767	913
Walker & Dunlop, Inc.	4,042	523
Washington Federal, Inc.	8,289	272
Washington Trust Bancorp, Inc.	2,277	120
Webster Financial Corp.	21,806	1,224
WesBanco, Inc.	8,052	277
West Bancorp, Inc.	2,058	56
Westamerica Bancorp	2,771	168
Western Alliance Bancorp	12,388	1,026
Western Asset Mortgage Capital Corp.	7,820	13
Western New England Bancorp, Inc.	2,977	27
Westwood Holdings Group, Inc.	1,109	17
White Mountains Insurance Group Ltd.	403	458
WhiteHorse Finance, Inc.	2,584	39
William Penn Bancorp	1,844	23
Wintrust Financial Corp.	6,842	636
WisdomTree Investments, Inc.	13,660	80
World Acceptance Corp. (a)	833	160
WSFS Financial Corp.	8,322	388
		167,005
Health Care (11.8%):
10X Genomics, Inc. Class A (a)	1,595	121
1Life Healthcare, Inc. (a)	25,173	279
2seventy bio, Inc. (a)	5,146	88
4D Molecular Therapeutics, Inc. (a)(b)	3,995	60
89bio, Inc. (a)	2,694	10
9 Meters Biopharma, Inc. (a)	34,291	21
Aadi Bioscience, Inc. (a)(b)	2,538	43
Abeona Therapeutics, Inc. (a)	18,217	6
Absci Corp. (a)(b)	6,015	51
Acadia Healthcare Co., Inc. (a)	10,160	666
ACADIA Pharmaceuticals, Inc. (a)	18,158	440
Accelerate Diagnostics, Inc. (a)	6,086	9
Accolade, Inc. (a)	8,226	144
Accuray, Inc. (a)	12,178	40
AcelRx Pharmaceuticals, Inc. (a)	18,351	5

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Acer Therapeutics, Inc. (a)	1,376	$4
Achieve Life Sciences, Inc. (a)	1,230	9
Aclaris Therapeutics, Inc. (a)	6,835	118
Acorda Therapeutics, Inc. (a)	1,602	3
Acumen Pharmaceuticals, Inc. (a)	2,402	9
Acurx Pharmaceuticals, Inc. (a)	1,156	4
Acutus Medical, Inc. (a)	2,804	4
Adagio Therapeutics, Inc. (a)	1,415	6
Adamis Pharmaceuticals Corp. (a)(b)	20,390	12
Adaptive Biotechnologies Corp. (a)	13,794	191
Addus HomeCare Corp. (a)	1,781	166
Adial Pharmaceuticals, Inc. (a)	3,183	6
Adicet Bio, Inc. (a)	5,072	101
Adverum Biotechnologies, Inc. (a)	11,364	15
Aeglea BioTherapeutics, Inc. (a)	6,199	14
Aerie Pharmaceuticals, Inc. (a)	6,286	57
Aerovate Therapeutics, Inc. (a)	2,483	46
Agenus, Inc. (a)	34,093	84
Agile Therapeutics, Inc. (a)	14,055	3
Agilon Health, Inc. (a)	22,231	564
Agios Pharmaceuticals, Inc. (a)	5,479	159
Aileron Therapeutics, Inc. (a)	9,336	5
AIM ImmunoTech, Inc. (a)	6,566	7
AirSculpt Technologies, Inc. (a)	1,652	23
Akebia Therapeutics, Inc. (a)	22,972	16
Akero Therapeutics, Inc. (a)	3,351	48
Akouos, Inc. (a)	2,826	13
Albireo Pharma, Inc. (a)	2,234	67
Aldeyra Therapeutics, Inc. (a)	6,399	28
Alector, Inc. (a)	7,646	109
Alignment Healthcare, Inc. (a)	11,105	125
Aligos Therapeutics, Inc. (a)	2,066	4
Alimera Sciences, Inc. (a)	756	4
Alkermes PLC (a)	18,294	481
Allakos, Inc. (a)	5,370	31
Allarity Therapeutics, Inc. (a)	914	2
Allena Pharmaceuticals, Inc. (a)	10,727	2
Allogene Therapeutics, Inc. (a)	14,310	130
Allovir, Inc. (a)	4,246	29
Allscripts Healthcare Solutions, Inc. (a)	13,618	307
Alnylam Pharmaceuticals, Inc. (a)	12,051	1,968
Alpha Teknova, Inc. (a)	991	14
Alphatec Holdings, Inc. (a)	11,217	129
Alpine Immune Sciences, Inc. (a)	2,395	21
Altimmune, Inc. (a)(b)	4,883	30
ALX Oncology Holdings, Inc. (a)(b)	2,346	40
Alzamend Neuro, Inc. (a)	7,152	9
Amedisys, Inc. (a)	4,227	728
American Well Corp. Class A (a)	5,950	25
Amicus Therapeutics, Inc. (a)	33,209	314
AMN Healthcare Services, Inc. (a)	5,665	591
Amneal Pharmaceuticals, Inc. (a)	39,579	165
Amphastar Pharmaceuticals, Inc. (a)	4,933	177
Ampio Pharmaceuticals, Inc. (a)	28,540	13
Amylyx Pharmaceuticals, Inc. (a)	1,437	18
AnaptysBio, Inc. (a)	3,671	91
Anebulo Pharmaceuticals, Inc. (a)	958	6
AngioDynamics, Inc. (a)	4,648	100
Angion Biomedica Corp. (a)	2,709	6
ANI Pharmaceuticals, Inc. (a)	1,822	51

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Anika Therapeutics, Inc. (a)	1,408	$35
Anixa Biosciences, Inc. (a)	4,001	11
Annexon, Inc. (a)	3,578	10
Annovis Bio, Inc. (a)	803	11
Antares Pharma, Inc. (a)	20,887	86
Apellis Pharmaceuticals, Inc. (a)	10,307	524
Apollo Endosurgery, Inc. (a)	5,093	31
Apollo Medical Holdings, Inc. (a)(b)	5,610	272
Applied DNA Sciences, Inc. (a)	932	2
Applied Genetic Technologies Corp. (a)	6,816	7
Applied Molecular Transport, Inc. (a)	2,013	15
Applied Therapeutics, Inc. (a)	2,223	5
Aprea Therapeutics, Inc. (a)	2,456	5
Aptevo Therapeutics, Inc. (a)	646	4
Aptinyx, Inc. (a)	6,694	15
Apyx Medical Corp. (a)	3,880	25
AquaBounty Technologies, Inc. (a)(b)	8,525	16
Aquestive Therapeutics, Inc. (a)	5,389	14
Aravive, Inc. (a)	2,026	4
ARCA biopharma, Inc. (a)	1,935	4
Arcellx, Inc. (a)	1,186	17
Arcus Biosciences, Inc. (a)	7,526	238
Arcutis Biotherapeutics, Inc. (a)	4,341	84
Ardelyx, Inc. (a)	15,637	17
Aridis Pharmaceuticals, Inc. (a)	1,430	3
Arrowhead Pharmaceuticals, Inc. (a)	13,402	616
Arvinas, Inc. (a)	5,376	362
Asensus Surgical, Inc. (a)(b)	31,106	19
Aspira Women's Health, Inc. (a)(b)	9,183	10
Assembly Biosciences, Inc. (a)	5,948	12
Assertio Holdings, Inc. (a)	5,862	17
Astria Therapeutics, Inc. (a)	1,563	10
Atara Biotherapeutics, Inc. (a)	10,986	102
Atea Pharmaceuticals, Inc. (a)	8,461	61
Athenex, Inc. (a)	10,496	9
Athira Pharma, Inc. (a)	4,484	61
Atossa Therapeutics, Inc. (a)(b)	15,733	20
Atreca, Inc. Class A (a)	1,672	5
AtriCure, Inc. (a)	5,655	371
Atrion Corp.	140	100
aTyr Pharma, Inc. (a)	3,102	17
Aura Biosciences, Inc. (a)(b)	1,528	34
Avalo Therapeutics, Inc. (a)	15,383	11
Avanos Medical, Inc. (a)	5,212	175
Avantor, Inc. (a)	75,780	2,563
Aveanna Healthcare Holdings, Inc. (a)	7,801	27
AVEO Pharmaceuticals, Inc. (a)(b)	4,030	23
Avid Bioservices, Inc. (a)	6,523	133
Avidity Biosciences, Inc. (a)	4,570	84
Avinger, Inc. (a)	749	3
Avrobio, Inc. (a)	4,744	6
Axcella Health, Inc. (a)	3,730	10
Axogen, Inc. (a)	5,548	44
Axonics, Inc. (a)	6,146	385
Axsome Therapeutics, Inc. (a)	4,312	178
Ayala Pharmaceuticals, Inc. (a)	671	3
Aytu BioScience, Inc. (a)	4,522	5
Beam Therapeutics, Inc. (a)	6,158	353
Bellerophon Therapeutics, Inc. (a)	1,264	3
Berkeley Lights, Inc. (a)	7,165	51

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Better Therapeutics, Inc. (a)	1,268	$3
BioAtla, Inc. (a)	1,452	7
Biocept, Inc. (a)	2,380	6
BioCryst Pharmaceuticals, Inc. (a)	24,205	394
Biodesix, Inc. (a)	1,144	2
Biolase, Inc. (a)	20,992	7
BioLife Solutions, Inc. (a)	5,411	123
BioMarin Pharmaceutical, Inc. (a)	20,254	1,562
Biomea Fusion, Inc. (a)	2,879	13
Biomerica, Inc. (a)(b)	1,435	6
BioNano Genomics, Inc. (a)(b)	38,378	99
Bioventus, Inc. Class A (a)(b)	2,976	42
Bioxcel Therapeutics, Inc. (a)(b)	2,135	45
Black Diamond Therapeutics, Inc. (a)	3,224	9
Blue Water Vaccines, Inc. (a)	314	18
bluebird bio, Inc. (a)	8,514	41
Blueprint Medicines Corp. (a)	7,190	459
Bolt Biotherapeutics, Inc. (a)(b)	3,055	8
Brickell Biotech, Inc. (a)	15,431	4
Bridgebio Pharma, Inc. (a)(b)	14,380	146
Brookdale Senior Living, Inc. (a)	24,629	174
Bruker Corp.	9,422	606
C4 Therapeutics, Inc. (a)	5,919	144
Cabaletta Bio, Inc. (a)(b)	2,682	5
Caladrius Biosciences, Inc. (a)	8,019	6
Calithera Biosciences, Inc. (a)	9,099	4
Calyxt, Inc. (a)	2,234	2
Candel Therapeutics, Inc. (a)	1,825	9
Capital Senior Living Corp. (a)	803	27
Capricor Therapeutics, Inc. (a)	3,275	11
Cara Therapeutics, Inc. (a)	5,539	67
Cardiff Oncology, Inc. (a)	5,443	13
Cardiovascular Systems, Inc. (a)	3,496	79
CareCloud, Inc. (a)	1,472	8
CareDx, Inc. (a)	6,141	227
Caribou Biosciences, Inc. (a)(b)	7,565	69
CASI Pharmaceuticals, Inc. (a)	14,804	12
Cassava Sciences, Inc. (a)(b)	5,030	187
Castle Biosciences, Inc. (a)	3,370	151
Catalyst Biosciences, Inc. (a)	4,258	3
Catalyst Pharmaceuticals, Inc. (a)	13,686	113
cbdMD, Inc. (a)	6,072	6
Celcuity, Inc. (a)	1,434	13
Celldex Therapeutics, Inc. (a)	5,412	184
Cellectar Biosciences, Inc. (a)	8,024	6
CEL-SCI Corp. (a)	5,745	23
Celsion Corp. (a)	810	4
Celularity, Inc. (a)(b)	4,185	36
Century Therapeutics, Inc. (a)	2,397	30
Certara, Inc. (a)	14,204	305
Cerus Corp. (a)	19,377	106
Champions Oncology, Inc. (a)	460	4
Change Healthcare, Inc. (a)	41,400	903
Checkmate Pharmaceuticals, Inc. (a)	888	3
Checkpoint Therapeutics, Inc. (a)	5,523	10
Chembio Diagnostics, Inc. (a)	3,904	3
Chemed Corp.	2,001	1,014
ChemoCentryx, Inc. (a)	6,527	164
Chimerix, Inc. (a)	10,916	50
Chinook Therapeutics, Inc. (a)	5,578	91

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cidara Therapeutics, Inc. (a)	8,945	$7
CinCor Pharma, Inc. (a)	1,664	29
Clearside Biomedical, Inc. (a)	6,910	16
Clever Leaves Holdings, Inc. (a)	3,563	9
Clovis Oncology, Inc. (a)(b)	18,878	38
Cocrystal Pharma, Inc. (a)	12,661	7
Codex DNA, Inc. (a)(b)	788	4
Codexis, Inc. (a)	7,603	157
Co-Diagnostics, Inc. (a)(b)	4,599	28
Codiak Biosciences, Inc. (a)	1,770	11
Cogent Biosciences, Inc. (a)	4,206	31
Cognition Therapeutics, Inc. (a)	1,681	5
Cohbar, Inc. (a)	10,693	3
Coherus Biosciences, Inc. (a)	6,939	90
Collegium Pharmaceutical, Inc. (a)	3,370	69
Community Health Systems, Inc. (a)	16,042	190
Computer Programs and Systems, Inc. (a)	1,770	61
Concert Pharmaceuticals, Inc. (a)	4,602	16
Conformis, Inc. (a)	24,435	15
CONMED Corp.	3,323	494
Convey Holding Parent, Inc. (a)	2,585	17
Corcept Therapeutics, Inc. (a)	12,268	276
Cortexyme, Inc. (a)(b)	2,575	16
CorVel Corp. (a)	898	151
Corvus Pharmaceuticals, Inc. (a)(b)	5,654	9
Covetrus, Inc. (a)	12,451	209
Crinetics Pharmaceuticals, Inc. (a)	5,099	112
Cross Country Healthcare, Inc. (a)	4,347	94
CryoLife, Inc. (a)	4,476	96
CryoPort, Inc. (a)	6,205	217
CTI BioPharma Corp. (a)	12,697	59
Cue BioPharma, Inc. (a)	4,217	21
Cue Health, Inc. (a)(b)	13,226	85
Cullinan Oncology, Inc. (a)	3,456	36
Cumberland Pharmaceuticals, Inc. (a)	1,273	4
Curis, Inc. (a)	11,388	27
Cutera, Inc. (a)	2,182	151
CVRx, Inc. (a)	1,794	11
Cyclacel Pharmaceuticals, Inc. (a)	1,340	4
Cyclerion Therapeutics, Inc. (a)	3,976	4
Cyteir Therapeutics, Inc. (a)(b)	1,700	6
Cytek Biosciences, Inc. (a)	10,387	112
Cytokinetics, Inc. (a)	8,508	313
CytomX Therapeutics, Inc. (a)(c)	8,568	23
CytoSorbents Corp. (a)	5,403	17
CytRx Corp. (a)	4,822	2
Dare Bioscience, Inc. (a)	10,383	15
Day One Biopharmaceuticals, Inc. (a)	5,160	51
Decibel Therapeutics, Inc. (a)(b)	1,585	5
Deciphera Pharmaceuticals, Inc. (a)	4,961	46
Definitive Healthcare Corp. (a)(b)	3,877	96
Delcath Systems, Inc. (a)	989	6
Denali Therapeutics, Inc. (a)	10,864	349
Design Therapeutics, Inc. (a)	2,831	46
DICE Therapeutics, Inc. (a)	3,510	67
DocGo, Inc. (a)	12,292	114
Doximity, Inc. Class A (a)	3,513	183
Durect Corp. (a)(b)	26,660	18
Dynavax Technologies Corp. (a)(b)	15,521	168
Dyne Therapeutics, Inc. (a)	4,512	43

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Eagle Pharmaceuticals, Inc. (a)	1,370	$68
Eargo, Inc. (a)	3,384	18
Edgewise Therapeutics, Inc. (a)	1,889	18
Editas Medicine, Inc. (a)	8,418	160
eFFECTOR Therapeutics, Inc. (a)	1,039	4
Eiger Biopharmaceuticals, Inc. (a)	4,462	37
Ekso Bionics Holdings, Inc. (a)	1,578	5
Elanco Animal Health, Inc. (a)	53,433	1,394
Electrocore, Inc. (a)	9,485	6
Electromed, Inc. (a)	966	12
Eledon Pharmaceuticals, Inc. (a)	1,840	7
Elevation Oncology, Inc. (a)	1,248	3
Eliem Therapeutics, Inc. (a)	939	8
Eloxx Pharmaceuticals, Inc. (a)	9,743	5
Emergent BioSolutions, Inc. (a)	6,063	249
Enanta Pharmaceuticals, Inc. (a)	2,495	178
Encompass Health Corp.	12,924	919
Endo International PLC (a)	28,042	65
ENDRA Life Sciences, Inc. (a)	5,597	2
Entasis Therapeutics Holdings, Inc. (a)	2,704	5
Entrada Therapeutics, Inc. (a)(b)	1,500	14
Envista Holdings Corp. (a)	16,222	790
enVVeno Medical Corp. (a)	1,232	8
Enzo Biochem, Inc. (a)	5,408	16
Epizyme, Inc. (a)	18,811	22
EQRx, Inc. (a)(b)	43,372	179
Equillium, Inc. (a)	2,578	8
Erasca, Inc. (a)(b)	9,074	78
Esperion Therapeutics, Inc. (a)(b)	8,250	38
Establishment Labs Holdings, Inc. (a)(b)	1,967	133
Eton Pharmaceuticals, Inc. (a)	3,198	14
Evelo Biosciences, Inc. (a)(b)	2,341	8
Evofem Biosciences, Inc. (a)(b)	24,333	8
Evoke Pharma, Inc. (a)	4,382	2
Evolent Health, Inc. Class A (a)	10,517	340
Evolus, Inc. (a)	5,023	56
Exact Sciences Corp. (a)	20,597	1,440
Exagen, Inc. (a)	1,029	8
Exelixis, Inc. (a)	36,080	818
Eyenovia, Inc. (a)	2,849	9
EyePoint Pharmaceuticals, Inc. (a)	3,734	45
Fate Therapeutics, Inc. (a)	11,301	438
Femasys, Inc. (a)	885	2
Fennec Pharmaceuticals, Inc. (a)	2,755	15
Fibrogen, Inc. (a)	9,032	109
Figs, Inc. Class A (a)	3,694	79
Finch Therapeutics Group, Inc. (a)	3,889	20
First Wave BioPharma, Inc. (a)	2,322	2
Five Star Senior Living, Inc. (a)	2,719	6
Fluidigm Corp. (a)	9,341	34
Foghorn Therapeutics, Inc. (a)	1,928	29
FONAR Corp. (a)	891	17
Forma Therapeutics Holdings, Inc. (a)	6,158	57
Forte Biosciences, Inc. (a)	1,752	3
Fortress Biotech, Inc. (a)	10,973	15
Frequency Therapeutics, Inc. (a)	4,545	10
F-Star Therapeutics, Inc. (a)	2,797	10
Fulcrum Therapeutics, Inc. (a)	3,831	91
Fulgent Genetics, Inc. (a)(b)	2,698	168
G1 Therapeutics, Inc. (a)(b)	4,765	36

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Gain Therapeutics, Inc. (a)	1,327	$5
Galectin Therapeutics, Inc. (a)(b)	6,369	10
Galera Therapeutics, Inc. (a)	2,429	6
Gelesis Holdings, Inc. (a)(b)	5,915	27
Generation Bio Co. (a)	3,945	29
Genocea Biosciences, Inc. (a)	6,165	8
Genprex, Inc. (a)(b)	6,347	14
Geron Corp. (a)(b)	42,271	57
Glaukos Corp. (a)	5,240	303
Global Blood Therapeutics, Inc. (a)	7,140	247
Globus Medical, Inc. (a)	8,746	645
GlycoMimetics, Inc. (a)	5,991	7
GoodRx Holdings, Inc. Class A (a)	5,095	98
Gossamer Bio, Inc. (a)	8,961	78
Graphite Bio, Inc. (a)	3,691	19
Great Elm Group, Inc. (a)	3,296	6
Greenlight Biosciences Holdings PBC (a)(b)	10,406	100
Greenwich Lifesciences, Inc. (a)	762	15
Gritstone bio, Inc. (a)	8,449	35
Guardant Health, Inc. (a)	12,214	809
Haemonetics Corp. (a)	6,424	406
Halozyme Therapeutics, Inc. (a)	15,943	636
Hanger, Inc. (a)	3,827	70
Harmony Biosciences Holdings, Inc. (a)	2,827	138
Harpoon Therapeutics, Inc. (a)	3,608	18
Harrow Health, Inc. (a)	3,344	23
Harvard Bioscience, Inc. (a)	5,014	31
HCW Biologics, Inc. (a)	1,717	5
Health Catalyst, Inc. (a)	5,440	142
HealthEquity, Inc. (a)	10,624	716
HealthStream, Inc. (a)	3,059	61
Heat Biologics, Inc. (a)	3,409	10
Helius Medical Technologies, Inc. (a)	485	2
Heron Therapeutics, Inc. (a)(b)	12,836	73
Heska Corp. (a)	1,288	178
Homology Medicines, Inc. (a)	4,682	14
Hookipa Pharma, Inc. (a)	4,154	9
Horizon Therapeutics PLC (a)	29,782	3,133
Humacyte, Inc. (a)	7,855	55
Hyperfine, Inc. (a)(b)	7,318	26
iCAD, Inc. (a)	3,015	13
Icosavax, Inc. (a)	3,695	26
ICU Medical, Inc. (a)	2,219	494
Ideaya Biosciences, Inc. (a)	4,349	49
Idera Pharmaceuticals, Inc. (a)	6,338	3
IGM Biosciences, Inc. (a)(b)	1,006	27
Ikena Oncology, Inc. (a)	4,058	25
Imac Holdings, Inc. (a)	3,184	3
Imago Biosciences, Inc. (a)	2,842	55
IMARA, Inc. (a)	2,191	4
ImmuCell Corp. (a)	865	8
Immuneering Corp. Class A (a)	2,497	16
Immunic, Inc. (a)(b)	3,189	36
ImmunityBio, Inc. (a)(b)	11,795	66
ImmunoGen, Inc. (a)	29,267	139
Immunome, Inc. (a)	1,352	8
Immunovant, Inc. (a)	6,082	34
Impel Neuropharma, Inc. (a)(b)	1,043	7
IN8bio, Inc. (a)	1,352	5
Inari Medical, Inc. (a)	4,646	421

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Indaptus Therapeutics, Inc. (a)	765	$3
Infinity Pharmaceuticals, Inc. (a)	11,689	13
Infusystem Holdings, Inc. (a)	2,655	26
Inhibikase Therapeutics, Inc. (a)	2,774	4
Inhibrx, Inc. (a)	3,753	84
Inmune Bio, Inc. (a)	1,992	17
Innovage Holding Corp. (a)(b)	2,680	17
Innoviva, Inc. (a)	8,636	167
Inogen, Inc. (a)	2,183	71
Inotiv, Inc. (a)(b)	2,806	73
Inovio Pharmaceuticals, Inc. (a)(b)	27,620	99
Inozyme Pharma, Inc. (a)	1,172	5
Insmed, Inc. (a)	13,431	316
Inspire Medical Systems, Inc. (a)	3,461	888
Instil Bio, Inc. (a)(b)	8,374	90
Insulet Corp. (a)	6,331	1,687
Integer Holdings Corp. (a)	3,927	316
Integra LifeSciences Holdings Corp. (a)	7,894	507
Intellia Therapeutics, Inc. (a)	8,225	598
Intercept Pharmaceuticals, Inc. (a)(b)	3,089	50
Interpace Biosciences, Inc. (a)	438	2
Intersect ENT, Inc. (a)	4,395	123
Intra-Cellular Therapies, Inc. (a)	10,308	631
IntriCon Corp. (a)	1,207	29
Invacare Corp. (a)	3,661	5
Invitae Corp. (a)	30,654	244
Ionis Pharmaceuticals, Inc. (a)	11,803	437
iRadimed Corp.	943	42
iRhythm Technologies, Inc. (a)	3,450	543
IRIDEX Corp. (a)	1,862	9
Ironwood Pharmaceuticals, Inc. (a)	18,434	232
IsoPlexis Corp. (a)	1,707	6
IsoRay, Inc. (a)	20,054	7
iSpecimen, Inc. (a)	840	5
iTeos Therapeutics, Inc. (a)	3,090	99
IVERIC bio, Inc. (a)	13,394	225
Janux Therapeutics, Inc. (a)(b)	1,882	27
Jasper Therapeutics, Inc. (a)(b)	1,086	4
Jounce Therapeutics, Inc. (a)	5,428	37
Journey Medical Corp. (a)	496	2
Kala Pharmaceuticals, Inc. (a)	8,509	12
Kaleido Biosciences, Inc. (a)(b)	2,347	4
KalVista Pharmaceuticals, Inc. (a)	2,834	42
Karuna Therapeutics, Inc. (a)	2,344	297
Keros Therapeutics, Inc. (a)	1,852	101
Kezar Life Sciences, Inc. (a)	5,168	86
Kiniksa Pharmaceuticals Ltd. Class A (a)	1,270	13
Kinnate Biopharma, Inc. (a)	3,827	43
Kodiak Sciences, Inc. (a)	5,770	45
Krystal Biotech, Inc. (a)	2,710	180
Kura Oncology, Inc. (a)	7,988	128
Kymera Therapeutics, Inc. (a)	5,549	235
Landos BioPharma, Inc. (a)	1,763	3
Lannett Co., Inc. (a)(b)	5,701	4
Lantern Pharma, Inc. (a)	1,093	8
Lantheus Holdings, Inc. (a)	8,132	450
Larimar Therapeutics, Inc. (a)	2,402	10
Leap Therapeutics, Inc. (a)(b)	9,228	16
LeMaitre Vascular, Inc.	2,076	96
LENSAR, Inc. (a)	1,441	11

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lexicon Pharmaceuticals, Inc. (a)	11,563	$24
LHC Group, Inc. (a)	3,982	671
LifeStance Health Group, Inc. (a)(b)	13,207	134
Ligand Pharmaceuticals, Inc. (a)	2,007	226
Lineage Cell Therapeutics, Inc. (a)(b)	22,371	34
Liquidia Technologies, Inc. (a)	5,579	40
LogicBio Therapeutics, Inc. (a)	4,096	3
Longboard Pharmaceuticals, Inc. (a)	740	4
Lucid Diagnostics, Inc. (a)	1,249	4
Lucira Health, Inc. (a)	2,383	8
Lumos Pharma, Inc. (a)(b)	721	7
Lyell Immunopharma, Inc. (a)(b)	22,748	115
Lyra Therapeutics, Inc. (a)	1,122	5
MacroGenics, Inc. (a)	6,834	60
Madrigal Pharmaceuticals, Inc. (a)	2,054	202
Magenta Therapeutics, Inc. (a)	6,226	18
MannKind Corp. (a)(b)	32,989	121
Maravai LifeSciences Holdings, Inc. Class A (a)	8,368	295
Marinus Pharmaceuticals, Inc. (a)	4,414	41
Marker Therapeutics, Inc. (a)	9,150	4
Masimo Corp. (a)	6,567	956
Matinas BioPharma Holdings, Inc. (a)(b)	28,698	23
MediciNova, Inc. (a)	6,164	16
MEDNAX, Inc. (a)	10,501	247
Medpace Holdings, Inc. (a)	3,732	611
MEI Pharma, Inc. (a)	17,649	11
MeiraGTx Holdings PLC (a)	4,897	68
Meridian Bioscience, Inc. (a)	5,165	134
Merit Medical Systems, Inc. (a)	6,936	461
Merrimack Pharmaceuticals, Inc. (a)	1,781	11
Mersana Therapeutics, Inc. (a)	10,244	41
Mesa Laboratories, Inc.	557	142
Metacrine, Inc. (a)	4,330	3
Microbot Medical, Inc. (a)(b)	925	6
Minerva Neurosciences, Inc. (a)	5,732	5
Minerva Surgical, Inc. (a)	1,182	5
Miromatrix Medical, Inc. (a)	2,004	8
Mirum Pharmaceuticals, Inc. (a)	2,597	57
ModivCare, Inc. (a)	2,472	285
Molecular Templates, Inc. (a)(b)	3,420	12
Moleculin Biotech, Inc. (a)	3,835	7
Monopar Therapeutics, Inc. (a)	766	2
Monte Rosa Therapeutics, Inc. (a)(b)	3,088	43
Morphic Holding, Inc. (a)	3,406	137
Multiplan Corp. (a)(b)	35,162	165
Mustang Bio, Inc. (a)	6,887	7
MyMD Pharmaceuticals, Inc. (a)	4,786	22
Myomo, Inc. (a)	903	3
Myriad Genetics, Inc. (a)	9,359	236
NanoString Technologies, Inc. (a)	5,029	175
NantHealth, Inc. (a)	4,405	3
Natera, Inc. (a)	12,555	511
National HealthCare Corp. (c)	2,074	146
National Research Corp.	1,577	63
Natus Medical, Inc. (a)	4,082	107
Navidea Biopharmaceuticals, Inc. (a)	3,113	2
Nektar Therapeutics (a)	15,374	83
Neogen Corp. (a)	12,019	371
NeoGenomics, Inc. (a)	13,834	168
Neoleukin Therapeutics, Inc. (a)	4,554	9

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Neurocrine Biosciences, Inc. (a)	12,238	$1,147
NeuroMetrix, Inc. (a)	989	4
Neuronetics, Inc. (a)	3,501	11
NeuroPace, Inc. (a)	1,890	16
Nevro Corp. (a)	3,961	286
NexImmune, Inc. (a)	2,311	10
NextCure, Inc. (a)	3,006	15
NextGen Healthcare, Inc. (a)	6,704	140
NGM Biopharmaceuticals, Inc. (a)	5,816	89
Nkarta, Inc. (a)	2,793	32
Northwest Biotherapeutics, Inc. (a)(b)	125,742	88
Novan, Inc. (a)	2,499	10
Novavax, Inc. (a)(b)	10,036	739
Nurix Therapeutics, Inc. (a)	5,307	74
Nuvalent, Inc. Class A (a)(b)	1,366	19
NuVasive, Inc. (a)	6,507	369
Oak Street Health, Inc. (a)(b)	14,967	402
Ocugen, Inc. (a)(b)	28,858	95
Ocular Therapeutix, Inc. (a)	10,168	50
Ocuphire Pharma, Inc. (a)	1,945	6
Olema Pharmaceuticals, Inc. (a)	2,736	12
Omega Therapeutics, Inc. (a)(b)	2,093	13
Omeros Corp. (a)(b)	8,301	50
Omnicell, Inc. (a)	5,395	699
Oncocyte Corp. (a)	11,591	17
Onconova Therapeutics, Inc. (a)	2,804	5
Oncorus, Inc. (a)	1,751	3
OncoSec Medical, Inc. (a)	2,722	3
Oncternal Therapeutics, Inc. (a)	6,072	8
Ontrak, Inc. (a)	1,638	4
OpGen, Inc. (a)	6,566	5
Opiant Pharmaceuticals, Inc. (a)	635	14
OPKO Health, Inc. (a)(b)	68,295	235
Optinose, Inc. (a)	5,650	14
Option Care Health, Inc. (a)	14,481	414
Oragenics, Inc. (a)	14,791	5
Oramed Pharmaceuticals, Inc. (a)	5,191	45
OraSure Technologies, Inc. (a)	7,938	54
Organogenesis Holdings, Inc. (a)	9,264	71
Orgenesis, Inc. (a)	3,155	11
ORIC Pharmaceuticals, Inc. (a)	3,894	21
Ortho Clinical Diagnostics Holdings PLC (a)	14,048	262
Orthofix Medical, Inc. (a)	2,216	72
OrthoPediatrics Corp. (a)	1,475	80
Osmotica Pharmaceuticals PLC (a)	5,999	10
Otonomy, Inc. (a)	7,690	18
Outlook Therapeutics, Inc. (a)	17,732	32
Outset Medical, Inc. (a)	5,290	240
Ovid Therapeutics, Inc. (a)	8,076	25
Owens & Minor, Inc.	9,070	399
Owlet, Inc. (a)	10,676	48
Oyster Point Pharma, Inc. (a)(b)	2,366	28
Pacific Biosciences of California, Inc. (a)	20,610	188
Pacira BioSciences, Inc. (a)	4,530	346
Palatin Technologies, Inc. (a)	30,749	14
Paragon 28, Inc. (a)	3,560	60
Paratek Pharmaceuticals, Inc. (a)	6,733	20
Pardes Biosciences, Inc. (a)	8,104	59
Passage Bio, Inc. (a)	5,807	18
Patterson Cos., Inc. (c)	9,499	307

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PAVmed, Inc. (a)	11,175	$15
PDL BioPharma, Inc. (a)(b)(e)(f)	17,605	43
PDS Biotechnology Corp. (a)	3,656	23
Pear Therapeutics, Inc. (a)	5,644	28
Penumbra, Inc. (a)	3,775	839
Personalis, Inc. (a)	3,682	30
PetIQ, Inc. (a)(b)	955	23
PhaseBio Pharmaceuticals, Inc. (a)(b)	5,094	7
Phathom Pharmaceuticals, Inc. (a)	3,017	41
Phibro Animal Health Corp. Class A	1,832	37
Phreesia, Inc. (a)	5,210	137
Pieris Pharmaceuticals, Inc. (a)	9,667	29
Pliant Therapeutics, Inc. (a)	2,953	21
Plus Therapeutics, Inc. (a)	3,102	3
PLx Pharma, Inc. (a)	3,228	13
PMV Pharmaceuticals, Inc. (a)	5,319	111
Point Biopharma Global, Inc. (a)(b)	11,453	91
PolarityTE, Inc. (a)(b)	10,019	2
Poseida Therapeutics, Inc. (a)	4,326	19
Praxis Precision Medicines, Inc. (a)	3,738	38
Precigen, Inc. (a)	14,595	31
Precipio, Inc. (a)	3,176	4
Precision BioSciences, Inc. (a)	6,865	21
Predictive Oncology, Inc. (a)	9,074	9
Prelude Therapeutics, Inc. (a)(b)	2,202	15
Premier, Inc. Class A	16,646	592
Pressure BioSciences, Inc. (a)	1,045	2
Prestige Consumer Healthcare, Inc. (a)	6,026	319
Privia Health Group, Inc. (a)	7,369	197
PROCEPT BioRobotics Corp. (a)(b)	5,099	178
Pro-Dex, Inc. (a)	371	6
Progenity, Inc. (a)	21,039	24
Progyny, Inc. (a)	8,428	433
Prometheus Biosciences, Inc. (a)	2,311	87
ProPhase Labs, Inc.	1,839	13
Protagonist Therapeutics, Inc. (a)	5,055	120
Protalix BioTherapeutics, Inc. (a)(b)	5,726	6
Protara Therapeutics, Inc. (a)	1,382	7
Provention Bio, Inc. (a)	8,412	62
Psychemedics Corp.	659	5
PTC Therapeutics, Inc. (a)	8,062	301
Pulmatrix, Inc. (a)	444	3
Pulmonx Corp. (a)	3,798	94
Pulse Biosciences, Inc. (a)	2,052	10
Puma Biotechnology, Inc. (a)	4,850	14
Pyxis Oncology, Inc. (a)	2,222	9
Qualigen Therapeutics, Inc. (a)	4,685	3
Quanterix Corp. (a)	4,141	121
Quidel Corp. (a)	3,659	411
R1 RCM, Inc. (a)	19,642	526
RadNet, Inc. (a)	6,037	135
Rain Therapeutics, Inc. (a)	1,012	5
Rallybio Corp. (a)	1,136	8
Rani Therapeutics Holdings, Inc. (a)(b)	971	13
Rapid Micro Biosystems, Inc. Class A (a)	1,111	8
RAPT Therapeutics, Inc. (a)	2,546	56
Reata Pharmaceuticals, Inc. Class A (a)	2,623	86
Recro Pharma, Inc. (a)	7,410	13
Recursion Pharmaceuticals, Inc. Class A (a)(b)	3,335	24
REGENXBIO, Inc. (a)	4,349	144

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Regulus Therapeutics, Inc. (a)	17,930	$5
Relay Therapeutics, Inc. (a)	9,174	275
Relmada Therapeutics, Inc. (a)	3,564	96
Reneo Pharmaceuticals, Inc. (a)	1,657	5
Renovacor, Inc. (a)	1,367	6
Repligen Corp. (a)	6,251	1,176
Replimune Group, Inc. (a)	4,001	68
ReShape Lifesciences, Inc. (a)	2,104	2
Retractable Technologies, Inc. (a)	2,195	10
Revance Therapeutics, Inc. (a)	7,683	150
REVOLUTION Medicines, Inc. (a)	7,388	188
Rhythm Pharmaceuticals, Inc. (a)	4,686	54
Rigel Pharmaceuticals, Inc. (a)	18,833	56
Rocket Pharmaceuticals, Inc. (a)	8,644	137
Rockwell Medical, Inc. (a)	12,339	6
Royalty Pharma PLC Class A	11,145	434
Rubius Therapeutics, Inc. (a)	3,945	22
RxSight, Inc. (a)	2,473	31
SAB Biotherapeutics, Inc. (a)	3,562	13
Sage Therapeutics, Inc. (a)	6,254	207
Salarius Pharmaceuticals, Inc. (a)	6,064	2
Sana Biotechnology, Inc. (a)	12,532	104
Sangamo Therapeutics, Inc. (a)	15,870	92
Sarepta Therapeutics, Inc. (a)	11,557	903
Satsuma Pharmaceuticals, Inc. (a)	3,340	13
Savara, Inc. (a)	11,094	15
Scholar Rock Holding Corp. (a)	1,786	23
Schrodinger, Inc. (a)	1,606	55
Science 37 Holdings, Inc. (a)	10,690	57
scPharmaceuticals, Inc. (a)	3,014	17
SCYNEXIS, Inc. (a)	3,146	12
Seagen, Inc. (a)	24,268	3,496
Seaspine Holdings Corp. (a)	4,272	52
Second Sight Medical Products, Inc. (a)	4,174	6
Seelos Therapeutics, Inc. (a)	13,590	11
Seer, Inc. (a)(b)	1,307	20
Select Medical Holdings Corp.	10,964	263
Selecta Biosciences, Inc. (a)	11,200	14
Sellas Life Sciences Group, Inc. (a)(b)	2,043	14
Sema4 Holdings Corp. (a)	21,577	66
Sensei Biotherapeutics, Inc. (a)	2,421	6
Senseonics Holdings, Inc. (a)(b)	44,705	88
Sensus Healthcare, Inc. (a)	1,738	18
Sera Prognostics, Inc. Class A (a)	652	2
Seres Therapeutics, Inc. (a)	7,263	52
Sesen Bio, Inc. (a)(b)	26,472	16
Sharecare, Inc. (a)	40,207	99
Shattuck Labs, Inc. (a)	4,237	18
Shockwave Medical, Inc. (a)	3,777	783
SI-BONE, Inc. (a)	4,162	94
Sientra, Inc. (a)(b)	7,304	16
Sierra Oncology, Inc. (a)(b)	2,274	73
SIGA Technologies, Inc. (a)	6,384	45
Sight Sciences, Inc. (a)	2,673	31
Sigilon Therapeutics, Inc. (a)	2,100	3
Signify Health, Inc. Class A (a)(b)	3,524	64
Silk Road Medical, Inc. (a)	4,141	171
Silverback Therapeutics, Inc. (a)	3,870	14
Simulations Plus, Inc.	1,626	83
Singular Genomics Systems, Inc. (a)	4,783	30

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SmileDirectClub, Inc. (a)(b)	8,230	$21
Soleno Therapeutics, Inc. (a)	7,663	2
Solid Biosciences, Inc. (a)	11,524	14
SomaLogic, Inc. (a)	22,765	183
Sonendo, Inc. (a)	1,824	7
Sotera Health Co. (a)	15,179	329
Spectrum Pharmaceuticals, Inc. (a)	18,436	24
Spero Therapeutics, Inc. (a)	3,744	33
SpringWorks Therapeutics, Inc. (a)	5,008	283
Spruce Biosciences, Inc. (a)	1,526	3
SQZ Biotechnologies Co. (a)	1,825	9
STAAR Surgical Co. (a)	5,261	420
Statera Biopharma, Inc. (a)	6,059	2
Stereotaxis, Inc. (a)	9,584	36
Stoke Therapeutics, Inc. (a)	2,659	56
Strata Skin Sciences, Inc. (a)	3,155	5
Streamline Health Solutions, Inc. (a)	6,453	10
Supernus Pharmaceuticals, Inc. (a)	6,458	209
Surface Oncology, Inc. (a)	4,431	13
Surgalign Holdings, Inc. (a)	23,264	7
Surgery Partners, Inc. (a)	4,247	234
Surmodics, Inc. (a)	1,679	76
Surrozen, Inc. (a)	3,365	10
Sutro Biopharma, Inc. (a)	5,358	44
Syndax Pharmaceuticals, Inc. (a)	6,448	112
Syneos Health, Inc. (a)	13,538	1,096
Synlogic, Inc. (a)	6,891	17
Synthetic Biologics, Inc. (a)	22,356	6
Syros Pharmaceuticals, Inc. (a)	5,511	7
T2 Biosystems, Inc. (a)	22,554	12
Tabula Rasa Healthcare, Inc. (a)	2,398	14
Tactile Systems Technology, Inc. (a)	1,714	35
Talaris Therapeutics, Inc. (a)	3,564	35
Talis Biomedical Corp. (a)	1,338	2
Talkspace, Inc. (a)	14,349	25
Tandem Diabetes Care, Inc. (a)	7,125	829
Tango Therapeutics, Inc. (a)	7,047	53
Tarsus Pharmaceuticals, Inc. (a)	1,345	23
Taysha Gene Therapies, Inc. (a)	3,479	23
TCR2 Therapeutics, Inc. (a)	4,049	11
Tela Bio, Inc. (a)	1,230	14
Teladoc Health, Inc. (a)	18,352	1,324
Tempest Therapeutics, Inc. (a)	890	3
Tenaya Therapeutics, Inc. (a)	3,032	36
Tenet Healthcare Corp. (a)	13,650	1,173
Terns Pharmaceuticals, Inc. (a)	2,095	6
TFF Pharmaceuticals, Inc. (a)	3,083	19
The Ensign Group, Inc.	6,690	602
The Joint Corp. (a)	1,752	62
The Oncology Institute, Inc. (a)(b)	2,950	21
The Pennant Group, Inc. (a)	2,655	49
TherapeuticsMD, Inc. (a)(b)	56,991	22
Theseus Pharmaceuticals, Inc. (a)(b)	1,914	22
Tilray, Inc. Class 2 (a)(b)	45,181	351
Timber Pharmaceuticals, Inc. (a)	8,558	3
Tivity Health, Inc. (a)	4,504	145
Tonix Pharmaceuticals Holding Corp. (a)(b)	70,059	16
Tracon Pharmaceuticals, Inc. (a)	2,693	7
TransCode Therapeutics, Inc. (a)	1,131	3
TransMedics Group, Inc. (a)	2,589	70

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Travere Therapeutics, Inc. (a)	7,855	$202
Treace Medical Concepts, Inc. (a)	4,281	81
Trevena, Inc. (a)	21,834	12
Tricida, Inc. (a)	5,604	46
TScan Therapeutics, Inc. (a)	941	3
Turning Point Therapeutics, Inc. (a)	6,009	161
Twist Bioscience Corp. (a)	6,244	308
Tyme Technologies, Inc. (a)	16,534	6
Tyra Biosciences, Inc. (a)(b)	1,808	19
U.S. Physical Therapy, Inc.	1,168	116
Ultragenyx Pharmaceutical, Inc. (a)	7,446	541
United Therapeutics Corp. (a)	5,482	984
UNITY Biotechnology, Inc. (a)	7,786	9
UroGen Pharma Ltd. (a)(b)	2,154	19
Utah Medical Products, Inc.	352	32
Vaccinex, Inc. (a)(b)	3,655	5
Vallon Pharmaceuticals, Inc. (a)	483	1
Vanda Pharmaceuticals, Inc. (a)	6,215	70
Vapotherm, Inc. (a)(b)	2,590	36
Varex Imaging Corp. (a)	4,307	92
Vaxart, Inc. (a)(b)	16,697	84
Vaxcyte, Inc. (a)	5,646	136
Vaxxinity, Inc. Class A (a)	4,782	21
Veeva Systems, Inc. Class A (a)	13,887	2,950
Ventyx Biosciences, Inc. (a)(b)	2,487	34
Venus Concept, Inc. (a)	2,908	4
Vera Therapeutics, Inc. (a)	1,264	30
Veracyte, Inc. (a)	6,922	191
Verastem, Inc. (a)	24,179	34
Vericel Corp. (a)	4,893	187
Verrica Pharmaceuticals, Inc. (a)(b)	1,866	15
Verve Therapeutics, Inc. (a)	3,742	85
Vicarious Surgical, Inc. (a)(b)	9,212	47
Viemed Healthcare, Inc. (a)	4,757	24
Vigil Neuroscience, Inc. (a)	1,000	7
Viking Therapeutics, Inc. (a)	9,626	29
Vir Biotechnology, Inc. (a)	11,483	295
Viracta Therapeutics, Inc. (a)	3,900	19
Viridian Therapeutics, Inc. (a)	2,130	39
Virios Therapeutics, Inc. (a)	1,072	5
Virpax Pharmaceuticals, Inc. (a)	1,126	2
Vivos Therapeutics, Inc. (a)	2,536	7
Vor BioPharma, Inc. (a)	3,477	21
Voyager Therapeutics, Inc. (a)	3,861	29
Vyant Bio, Inc. (a)	3,808	5
Vyne Therapeutics, Inc. (a)	6,802	4
Werewolf Therapeutics, Inc. (a)	1,403	6
X4 Pharmaceuticals, Inc. (a)	3,297	6
XBiotech, Inc.	2,320	20
Xencor, Inc. (a)	4,529	121
Xeris Biopharma Holdings, Inc. (a)(b)	16,787	43
Xilio Therapeutics, Inc. (a)	1,433	10
XOMA Corp. (a)	1,471	41
Xtant Medical Holdings, Inc. (a)	12,133	8
Yield10 Bioscience, Inc. (a)	532	3
Y-mAbs Therapeutics, Inc. (a)(b)	4,500	53
Zentalis Pharmaceuticals, Inc. (a)	4,159	192
Zimvie, Inc. (a)	3,502	80
ZIOPHARM Oncology, Inc. (a)(c)	26,244	17
Zomedica Corp. (a)(b)	132,804	45

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zosano Pharma Corp. (a)	23,965	$5
Zynerba Pharmaceuticals, Inc. (a)	5,298	11
		103,255
Industrials (13.9%):
AAON, Inc.	4,665	260
AAR Corp. (a)	4,258	206
ABM Industries, Inc.	8,095	373
Acacia Research Corp. (a)	6,233	28
ACCO Brands Corp.	12,452	100
Acme United Corp.	394	13
Acuity Brands, Inc.	3,907	740
ADT, Inc.	35,641	271
Advanced Drainage Systems, Inc.	9,546	1,134
AECOM	15,566	1,196
AeroCentury Corp.	1,748	3
Aeroclean Technologies, Inc. (a)	570	2
Aerojet Rocketdyne Holdings, Inc. (a)	9,781	385
AeroVironment, Inc. (a)	2,805	264
AGCO Corp.	8,104	1,183
Agrify Corp. (a)	3,117	14
AIkido Pharma, Inc. (a)	11,903	5
Air Industries Group (a)	3,268	3
Air Lease Corp.	13,365	597
Air T, Inc. (a)	220	5
Air Transport Services Group, Inc. (a)	8,487	284
Alamo Group, Inc.	1,181	170
Albany International Corp.	3,128	264
Alight, Inc. Class A (a)	50,301	500
Allegiant Travel Co. (a)	1,917	311
Allied Motion Technologies, Inc.	1,871	56
Allison Transmission Holdings, Inc.	10,773	423
Alta Equipment Group, Inc. (a)	3,017	37
Altra Industrial Motion Corp.	8,526	332
AMERCO, Inc.	1,414	844
Ameresco, Inc. Class A (a)	2,922	232
American Superconductor Corp. (a)	3,256	25
American Woodmark Corp. (a)	1,686	83
Apogee Enterprises, Inc. (c)	2,740	130
Applied Energetics, Inc. (a)	25,495	53
Applied Industrial Technologies, Inc.	4,291	441
Aqua Metals, Inc. (a)	9,264	14
ARC Document Solutions, Inc.	5,491	21
ArcBest Corp.	2,954	238
Archer Aviation, Inc. Class A (a)(b)	16,419	79
Arcosa, Inc.	5,801	332
Argan, Inc.	2,065	84
Aris Water Solution, Inc. Class A	2,495	45
Armstrong Flooring, Inc. (a)	2,576	4
Armstrong World Industries, Inc.	4,988	449
Array Technologies, Inc. (a)	15,252	172
ASGN, Inc. (a)	5,960	696
Astec Industries, Inc.	2,702	116
Astra Space, Inc. (a)(b)	23,338	90
Astronics Corp. (a)(c)	2,800	36
Astrotech Corp. (a)	6,580	5
Atkore, Inc. (a)	5,955	586
Atlas Air Worldwide Holdings, Inc. (a)	3,142	271
Aurora Innovation, Inc. (a)(b)	84,100	470
Avis Budget Group, Inc. (a)(c)	5,392	1,420

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Axon Enterprise, Inc. (a)	8,218	$1,132
AZZ, Inc.	2,617	126
Babcock & Wilcox Enterprises, Inc. (a)	7,552	62
Barnes Group, Inc.	5,298	213
Barrett Business Services, Inc.	934	72
Beacon Roofing Supply, Inc. (a)	6,764	401
Berkshire Grey, Inc. (a)	21,430	62
Bird Global, Inc. Class A (a)(b)	25,952	64
BitNile Holdings, Inc. (a)	10,958	9
BlackSky Technology, Inc. (a)	9,182	17
Bloom Energy Corp. Class A (a)	2,493	60
BlueLinx Holdings, Inc. (a)	1,293	93
Boise Cascade Co.	4,722	328
Booz Allen Hamilton Holding Corp.	15,240	1,339
Bowman Consulting Group Ltd. (a)	1,366	22
Brady Corp. Class A	4,837	224
BrightView Holdings, Inc. (a)	5,189	71
Broadwind, Inc. (a)	2,505	5
Builders FirstSource, Inc. (a)	20,718	1,337
BWX Technologies, Inc.	11,615	626
CACI International, Inc. Class A (a)	2,703	814
Cadre Holdings, Inc.	1,556	38
Capstone Green Energy Corp. (a)	2,157	9
Carlisle Cos., Inc.	6,399	1,574
Casella Waste Systems, Inc. (a)	5,484	481
CBIZ, Inc. (a)	6,908	290
CECO Environmental Corp. (a)	3,840	21
Charah Solutions, Inc. (a)	2,219	11
ChargePoint Holdings, Inc. (a)(b)	28,508	567
Chart Industries, Inc. (a)	3,929	675
Chicago Rivet & Machine Co.	112	3
CIRCOR International, Inc. (a)	2,118	56
Civeo Corp. (a)	1,615	38
Clean Harbors, Inc. (a)	6,684	746
Colfax Corp. (a)	16,173	644
Columbus McKinnon Corp.	3,785	160
Comfort Systems USA, Inc.	4,367	389
Commercial Vehicle Group, Inc. (a)	4,053	34
Construction Partners, Inc. Class A (a)	1,631	43
Core & Main, Inc. Class A (a)	4,862	118
Cornerstone Building Brands, Inc. (a)	9,090	221
CoStar Group, Inc. (a)(c)	51,861	3,454
Covenant Logistics Group, Inc. Class A	1,640	35
CPI Aerostructures, Inc. (a)	1,623	5
CRA International, Inc.	894	75
Crane Co.	5,831	631
CSW Industrials, Inc.	1,923	226
Curtiss-Wright Corp.	4,940	742
Daseke, Inc. (a)	6,096	61
Deluxe Corp.	5,126	155
DLH Holdings Corp. (a)	1,696	32
Donaldson Co., Inc.	14,652	761
Douglas Dynamics, Inc.	2,370	82
Driven Brands Holdings, Inc. (a)	7,564	199
DSS, Inc. (a)	8,446	5
Ducommun, Inc. (a)	1,590	83
Dun & Bradstreet Holdings, Inc. (a)	33,480	587
DXP Enterprises, Inc. (a)	2,066	56
Dycom Industries, Inc. (a)	3,837	366
Eagle Bulk Shipping, Inc. (b)	1,748	119

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
EMCOR Group, Inc.	6,025	$679
Encore Wire Corp.	2,458	280
Energous Corp. (a)(b)	10,070	12
Energy Recovery, Inc. (a)	7,220	145
Energy Vault Holdings, Inc. (a)	10,566	168
Enerpac Tool Group Corp.	5,707	125
EnerSys	5,243	391
Ennis, Inc. (c)	3,418	63
Enovix Corp. (a)	14,970	214
EnPro Industries, Inc.	2,474	242
ESCO Technologies, Inc.	2,754	193
Espey Manufacturing & Electronics Corp. (a)	242	3
ESS Tech, Inc. (a)	8,401	47
EVI Industries, Inc. (a)	435	8
Evoqua Water Technologies Corp. (a)	16,039	754
Exponent, Inc.	5,962	644
Fast Radius, Inc. (a)	8,663	13
Fathom Digital Manufacturing C (a)	11,321	70
Federal Signal Corp.	7,416	250
First Advantage Corp. (a)	6,045	122
Flowserve Corp.	15,466	555
Fluence Energy, Inc. (a)	4,355	57
Fluor Corp. (a)	16,774	481
Forrester Research, Inc. (a)	1,409	79
Forward Air Corp.	3,275	320
Franklin Covey Co. (a)	1,778	80
Franklin Electric Co., Inc.	4,661	387
FreightCar America, Inc. (a)	1,780	11
Frontier Group Holdings, Inc. (a)	5,187	59
FTC Solar, Inc. (a)	5,875	29
FTI Consulting, Inc. (a)	3,396	534
Fuel Tech, Inc. (a)	3,206	5
FuelCell Energy, Inc. (a)(b)	48,145	277
Gates Industrial Corp. PLC (a)	13,986	211
GATX Corp.	3,650	450
GEE Group, Inc. (a)	13,694	8
Gencor Industries, Inc. (a)	1,305	13
Gibraltar Industries, Inc. (a)	3,510	151
Global Industrial Co.	2,138	69
GMS, Inc. (a)	4,743	236
Graco, Inc.	22,127	1,543
GrafTech International Ltd.	28,247	272
Graham Corp.	1,398	11
Granite Construction, Inc.	5,501	180
Great Lakes Dredge & Dock Corp. (a)	8,634	121
Griffon Corp.	5,725	115
GXO Logistics, Inc. (a)	16,188	1,155
H&E Equipment Services, Inc.	4,492	195
Harsco Corp. (a)	8,837	108
Hawaiian Holdings, Inc. (a)	5,354	105
Healthcare Services Group	8,882	165
Heartland Express, Inc.	3,902	55
HEICO Corp.	6,078	933
HEICO Corp. Class A	10,344	1,312
Heidrick & Struggles International, Inc.	2,353	93
Heliogen, Inc. (a)(b)	24,594	129
Helios Technologies, Inc.	3,341	268
Herc Holdings, Inc.	3,985	666
Heritage-Crystal Clean, Inc. (a)	2,291	68
Hexcel Corp.	10,199	607

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hillenbrand, Inc.	8,020	$354
Hillman Solutions Corp. (a)	14,786	176
HireRight Holdings Corp. (a)	3,140	54
HNI Corp.	4,614	171
Hub Group, Inc. Class A (a)	3,688	285
Hubbell, Inc.	6,608	1,214
Hudson Global, Inc. (a)	300	12
Hudson Technologies, Inc. (a)	4,720	29
Hurco Cos., Inc.	882	28
Huron Consulting Group, Inc. (a)	2,652	121
Hydrofarm Holdings Group, Inc. (a)(b)	4,168	63
Hyster-Yale Materials Handling, Inc.	1,640	54
Hyzon Motors, Inc. (a)(b)	12,937	83
IAA, Inc. (a)	17,516	670
IBEX Ltd. (a)	989	16
ICF International, Inc.	2,492	235
Ideal Power, Inc. (a)	792	7
IES Holdings, Inc. (a)	2,936	118
Infrastructure And Energy Alternatives, Inc. Class A (a)	6,368	75
INNOVATE Corp. (a)(b)	6,369	24
Innovative Solutions & Support, Inc. (a)	1,563	13
Insperity, Inc.	4,169	419
Insteel Industries, Inc.	2,140	79
Interface, Inc.	5,338	72
ITT, Inc.	7,829	589
JELD-WEN Holding, Inc. (a)	8,762	178
JetBlue Airways Corp. (a)	37,972	568
Joby Aviation, Inc. (a)(b)	34,104	226
John Bean Technologies Corp.	3,321	393
Kadant, Inc.	1,542	299
Kaman Corp.	3,307	144
KAR Auction Services, Inc. (a)	12,661	229
Karat Packaging, Inc. (a)	785	16
KBR, Inc.	15,954	873
Kelly Services, Inc. Class A	3,840	83
Kennametal, Inc.	9,269	265
Kforce, Inc.	2,566	190
Kimball International, Inc. Class B	4,601	39
Kirby Corp. (a)	6,801	491
Knightscope, Inc. Class A (a)	573	3
Knight-Swift Transportation Holdings, Inc.	21,587	1,089
Korn Ferry	6,609	429
Kratos Defense & Security Solutions, Inc. (a)	15,134	310
Landstar System, Inc.	4,003	604
Lawson Products, Inc. (a)	1,271	49
LB Foster Co. Class A (a)	1,440	22
Legalzoom.com, Inc. (a)(b)	12,798	181
Lennox International, Inc.	4,346	1,121
Limbach Holdings, Inc. (a)	1,268	9
Lincoln Electric Holdings, Inc.	7,215	994
Lindsay Corp.	1,257	197
LSI Industries, Inc.	3,236	19
Lyft, Inc. Class A (a)	5,359	206
Manitex International, Inc. (a)	2,084	15
ManpowerGroup, Inc.	6,061	569
ManTech International Corp. Class A	3,228	278
Markforged Holding Corp. (a)	8,923	36
Marten Transport Ltd.	7,152	127
MasTec, Inc. (a)	7,555	658
Mastech Digital, Inc. (a)	341	6

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Matrix Service Co. (a)	3,518	$29
Matson, Inc.	4,749	573
Matthews International Corp. Class A	3,521	114
Maxar Technologies, Inc.	9,561	377
Mayville Engineering Co., Inc. (a)	1,733	16
McGrath RentCorp	3,014	256
Mercury Systems, Inc. (a)	6,412	413
Meritor, Inc. (a)	8,001	285
Mesa Air Group, Inc. (a)	4,368	19
Microvast Holdings, Inc. (a)(b)	18,669	125
Miller Industries, Inc.	1,403	40
MillerKnoll, Inc.	8,877	307
Mistras Group, Inc. (a)	2,955	20
Momentus, Inc. (a)	6,941	22
Montrose Environmental Group, Inc. (a)	3,249	172
Moog, Inc. Class A	3,247	285
MRC Global, Inc. (a)	9,751	116
MSA Safety, Inc.	4,271	567
MSC Industrial Direct Co., Inc.	4,570	389
Mueller Industries, Inc.	6,959	377
Mueller Water Products, Inc. Class A	17,719	229
MYR Group, Inc. (a)	1,869	176
National Presto Industries, Inc.	619	48
Nikola Corp. (a)(b)	42,063	450
Nl Industries, Inc.	1,174	8
NN, Inc. (a)	4,802	14
Northwest Pipe Co. (a)	1,284	33
NOW, Inc. (a)	13,269	146
nVent Electric PLC	21,572	750
Ocean Power Technologies, Inc. (a)	7,889	11
Odyssey Marine Exploration, Inc. (a)	1,515	10
Omega Flex, Inc.	273	35
Orbital Energy Group, Inc. (a)(b)	7,718	14
Orion Energy Systems, Inc. (a)	4,172	12
Orion Group Holdings, Inc. (a)	3,949	10
Oshkosh Corp.	7,148	719
Owens Corning	12,734	1,165
PAM Transportation Services, Inc. (a)	950	33
Park Aerospace Corp.	2,486	32
Park-Ohio Holdings Corp.	1,016	14
Parsons Corp. (a)	14,345	555
Performant Financial Corp. (a)	8,982	28
Perma-Fix Environmental Services (a)	1,570	9
Perma-Pipe International Holdings, Inc. (a)	1,073	10
PGT Innovations, Inc. (a)	6,652	120
Pitney Bowes, Inc.	20,984	109
Planet Labs PBC (a)(b)	29,300	149
Plug Power, Inc. (a)	69,163	1,979
Polar Power, Inc. (a)(b)	1,013	3
Powell Industries, Inc.	1,114	22
Preformed Line Products Co.	431	27
Primoris Services Corp.	6,613	158
Proto Labs, Inc. (a)	2,755	146
Quad/Graphics, Inc. (a)	4,064	28
Quanex Building Products Corp.	3,962	83
Quest Resource Holding Corp. (a)	1,855	11
RBC Bearings, Inc. (a)	3,222	625
RCM Technologies, Inc. (a)	1,172	12
Red Violet, Inc. (a)	1,536	44
Redwire Corp. (a)	2,276	19

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Regal Rexnord Corp.	7,750	$1,153
Rekor Systems, Inc. (a)	5,527	25
Resideo Technologies, Inc. (a)	17,404	415
Resources Connection, Inc.	3,905	67
REV Group, Inc.	5,234	70
Rocket Lab USA, Inc. (a)(b)	22,197	179
Romeo Power, Inc. (a)	13,671	20
Rush Enterprises, Inc. Class A	4,201	214
Rush Enterprises, Inc. Class B	925	45
Ryder System, Inc.	6,837	542
Saia, Inc. (a)	3,133	764
Sarcos Technology and Robotics Corp. (a)	9,279	62
Schneider National, Inc. Class B	5,519	141
Science Applications International Corp.	7,398	682
SES AI Corp. (a)(b)	42,728	387
SG Blocks, Inc. (a)	1,508	3
Shapeways Holdings, Inc. (a)	2,456	7
Shoals Technologies Group, Inc. Class A (a)	10,836	185
Sidus Space, Inc. (a)	436	1
SIFCO Industries, Inc. (a)	434	2
Simpson Manufacturing Co., Inc.	4,969	542
Sino-Global Shipping America Ltd. (a)(b)	2,875	40
SiteOne Landscape Supply, Inc. (a)	4,560	737
SkyWest, Inc. (a)	6,064	175
SP Plus Corp. (a)	3,084	97
Spirit AeroSystems Holdings, Inc. Class A	14,089	689
Spirit Airlines, Inc. (a)	14,414	315
SPX Corp. (a)	4,874	241
SPX Flow, Inc.	4,396	379
Standex International Corp.	1,384	138
Steelcase, Inc. Class A	10,447	125
Stericycle, Inc. (a)	10,507	619
Sterling Check Corp. (a)(b)	3,519	93
Sterling Construction Co., Inc. (a)	3,782	101
Sun Country Airlines Holdings, Inc. (a)	4,659	122
Sunrun, Inc. (a)	24,423	742
Sunworks, Inc. (a)	3,779	10
Taylor Devices, Inc. (a)	382	4
Tennant Co.	1,989	157
Terex Corp.	8,858	316
Tetra Tech, Inc.	6,863	1,132
Textainer Group Holdings Ltd.	6,206	236
The AZEK Co., Inc. (a)	4,598	114
The Brink's Co.	6,248	425
The Eastern Co.	800	19
The Gorman-Rupp Co.	3,061	110
The Greenbrier Cos., Inc.	3,907	201
The LS Starrett Co. Class A (a)	718	6
The Manitowoc Co., Inc. (a)	4,308	65
The Middleby Corp. (a)	7,305	1,198
The Shyft Group, Inc.	4,153	150
The Timken Co.	8,676	527
The Toro Co.	12,739	1,089
Thermon Group Holdings, Inc. (a)	3,533	57
Titan International, Inc. (a)	8,253	122
Titan Machinery, Inc. (a)	2,744	78
TPI Composites, Inc. (a)	4,516	63
TransUnion	23,842	2,464
Trex Co., Inc. (a)	14,887	973
TriNet Group, Inc. (a)	6,236	613

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Trinity Industries, Inc.	8,827	$303
Triumph Group, Inc. (a)	6,661	168
TrueBlue, Inc. (a)	3,846	111
TuSimple Holdings, Inc. Class A (a)(b)	4,707	57
Tutor Perini Corp. (a)	5,340	58
Twin Disc, Inc. (a)	1,449	24
U.S. Ecology, Inc. (a)	3,048	146
Uber Technologies, Inc. (a)	256,606	9,156
UFP Industries, Inc.	7,518	580
Ultralife Corp. (a)	2,136	11
UniFirst Corp.	1,598	294
Univar Solutions, Inc. (a)	18,443	593
Universal Logistics Holdings, Inc.	1,066	21
Upwork, Inc. (a)	15,873	369
USA Truck, Inc. (a)	1,082	22
Valmont Industries, Inc.	2,616	624
Vectrus, Inc. (a)	1,360	49
Veritiv Corp. (a)	1,773	237
Viad Corp. (a)	2,469	88
Vicor Corp. (a)	2,350	166
Vidler Water Resources, Inc. (a)	2,278	35
VirTra, Inc. (a)	1,528	9
Vivakor, Inc. (a)	1,717	4
VSE Corp.	1,187	55
Wabash National Corp.	5,853	87
Watsco, Inc.	3,624	1,104
Watts Water Technologies, Inc. Class A	2,658	371
Welbilt, Inc. (a)	19,086	453
Werner Enterprises, Inc.	7,154	293
WESCO International, Inc. (a)	5,943	773
Wheels Up Experience, Inc. (a)	23,245	72
Wilhelmina International, Inc. (a)	540	2
Willdan Group, Inc. (a)	1,519	47
Williams Industrial Services Group, Inc. (a)	3,111	6
Willis Lease Finance Corp. (a)	336	11
WillScot Mobile Mini Holdings Corp. (a)	18,409	720
Woodward, Inc.	7,307	913
Xos, Inc. (a)	8,052	24
XPO Logistics, Inc. (a)	13,453	979
Yellow Corp. (a)	6,823	48
Zurn Water Solutions Corp.	15,451	547
		121,803
Information Technology (18.4%):
3D Systems Corp. (a)	15,510	259
8x8, Inc. (a)	12,531	158
908 Devices, Inc. (a)(b)	2,981	57
A10 Networks, Inc.	9,183	128
ACI Worldwide, Inc. (a)	14,460	455
ACM Research, Inc. Class A (a)	1,002	21
ACV Auctions, Inc. Class A (a)	2,426	36
ADTRAN, Inc.	5,896	109
Advanced Energy Industries, Inc.	4,575	394
Aehr Test Systems (a)	3,791	39
AEye, Inc. (a)(b)	17,243	94
Affirm Holdings, Inc. (a)	3,616	167
AgileThought, Inc. (a)(b)	4,446	20
Agilysys, Inc. (a)	2,863	114
Airgain, Inc. (a)	1,271	10
Airspan Networks Holdings, Inc. (a)	4,171	12

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Akoustis Technologies, Inc. (a)	7,334	$48
Alarm.com Holdings, Inc. (a)	5,330	354
Alfi, Inc. (a)	1,212	2
Alkami Technology, Inc. (a)	4,333	62
Allegro MicroSystems, Inc. (a)	9,654	274
Alliance Data Systems Corp.	6,489	364
Alpha & Omega Semiconductor Ltd. (a)	3,206	175
Altair Engineering, Inc. Class A (a)	1,906	123
Alteryx, Inc. Class A (a)	2,099	150
Ambarella, Inc. (a)	4,913	515
American Software, Inc. Class A	2,678	56
Amkor Technology, Inc.	20,377	443
Amplitude, Inc. Class A (a)(b)	4,975	92
Amtech Systems, Inc. (a)	1,547	16
Anaplan, Inc. (a)	19,598	1,275
Appfolio, Inc. Class A (a)	1,870	212
Appian Corp. (a)	1,616	98
Applied Optoelectronics, Inc. (a)	3,458	13
AppLovin Corp. Class A (a)	3,709	204
Arlo Technologies, Inc. (a)	9,522	84
Arrow Electronics, Inc. (a)	8,699	1,032
Arteris, Inc. (a)	2,076	27
Asana, Inc. Class A (a)	4,208	168
Aspen Technology, Inc. (a)	7,719	1,276
AstroNova, Inc. (a)	913	14
Asure Software, Inc. (a)	2,680	16
Atomera, Inc. (a)(b)	3,117	41
Autoscope Technologies Corp.	563	4
Avalara, Inc. (a)	11,611	1,155
Avaya Holdings Corp. (a)	10,433	132
AvePoint, Inc. (a)	12,552	66
Aviat Networks, Inc. (a)	1,473	45
Avid Technology, Inc. (a)	4,960	173
AvidXchange Holdings, Inc. (a)	18,284	147
Avnet, Inc.	12,855	522
Aware, Inc. (a)	2,011	6
Axcelis Technologies, Inc. (a)	3,756	284
AXT, Inc. (a)	5,678	40
Azenta, Inc.	9,204	763
Backblaze, Inc. Class A (a)	857	9
Badger Meter, Inc.	3,512	350
Bel Fuse, Inc. Class A	223	5
Bel Fuse, Inc. Class B	1,002	18
Belden, Inc.	5,210	289
Benchmark Electronics, Inc.	4,229	106
Benefitfocus, Inc. (a)	3,919	49
Benson Hill, Inc. (a)	13,324	43
Bentley Systems, Inc. Class B	1,594	70
BigBear.ai Holdings, Inc. (a)(b)	1,724	14
BigCommerce Holdings, Inc. Class 1 (a)	1,431	31
Bill.com Holdings, Inc. (a)	12,285	2,786
BK Technologies Corp.	2,044	5
Black Knight, Inc. (a)	16,662	966
Blackbaud, Inc. (a)	5,286	316
Blackline, Inc. (a)	6,859	502
Blend Labs, Inc. Class A (a)(b)	2,921	17
Block, Inc. (a)(c)	48,317	6,552
BM Technologies, Inc. (a)(b)	1,260	11
Bottomline Technologies de, Inc. (a)	5,526	313
Box, Inc. Class A (a)	19,473	566

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Boxlight Corp. Class A (a)(b)	8,325	$10
Braze, Inc. Class A (a)(b)	1,173	49
Bridgeline Digital, Inc. (a)	1,342	3
Brightcove, Inc. (a)	4,780	37
BSQUARE Corp. (a)	2,761	5
C3.ai, Inc. Class A (a)(b)	2,223	50
CalAmp Corp. (a)	3,956	29
Calix, Inc. (a)	7,644	328
Cambium Networks Corp. (a)	1,739	41
Casa Systems, Inc. (a)	5,605	25
Cass Information Systems, Inc.	1,584	58
CCC Intelligent Solutions Holdings, Inc. (a)	8,643	95
CDK Global, Inc.	14,180	690
Cepton, Inc. (a)	8,049	31
Cerence, Inc. (a)	4,702	170
CEVA, Inc. (a)	2,791	113
ChannelAdvisor Corp. (a)	4,008	66
Ciena Corp. (a)	18,579	1,126
Cipher Mining, Inc. (a)	5,653	21
Cirrus Logic, Inc. (a)	6,310	535
Clear Secure, Inc. Class A (a)(b)	1,866	50
Clearfield, Inc. (a)	1,633	107
ClearSign Technologies Corp. (a)	3,612	6
Clearwater Analytics Holdings, Inc. Class A (a)(b)	4,333	91
Cloudflare, Inc. Class A (a)	5,492	657
CMC Materials, Inc.	3,633	674
Coda Octopus Group, Inc. (a)	737	5
Cognex Corp.	22,590	1,743
Coherent, Inc. (a)	2,975	813
Cohu, Inc. (a)	5,898	175
CommScope Holding Co., Inc. (a)	26,000	205
CommVault Systems, Inc. (a)	5,664	376
Computer Task Group, Inc. (a)	1,995	19
Comtech Telecommunications Corp.	3,164	50
Concentrix Corp.	4,286	714
Conduent, Inc. (a)	28,893	149
Confluent, Inc. Class A (a)	3,470	142
Consensus Cloud Solutions, Inc. (a)	2,475	149
Core Scientific, Inc. (a)(b)	32,252	265
Corsair Gaming, Inc. (a)(b)	5,729	121
Couchbase, Inc. (a)	2,956	51
Coupa Software, Inc. (a)	9,174	932
CPI Card Group, Inc. (a)	669	10
Crowdstrike Holdings, Inc. Class A (a)	2,915	662
CS Disco, Inc. (a)	2,386	81
CSG Systems International, Inc.	3,838	244
CSP, Inc. (a)	495	4
CTS Corp.	3,406	120
CVD Equipment Corp. (a)	871	4
Cvent Holding Corp. (a)	11,549	83
Cyberoptics Corp. (a)	989	40
Cyxtera Technologies, Inc. (a)	12,655	155
Daktronics, Inc. (a)	5,394	21
Data I/O Corp. (a)	1,219	5
Datadog, Inc. Class A (a)	3,541	536
Datto Holding Corp. (a)(b)	7,179	192
Dave, Inc. (a)(b)	26,785	192
Dell Technologies, Inc. Class C (a)	29,156	1,463
Diebold Nixdorf, Inc. (a)	9,625	65
Digi International, Inc. (a)	3,559	77

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Digimarc Corp. (a)(b)	2,002	$53
Digital Ally, Inc. (a)(b)	7,219	8
DigitalOcean Holdings, Inc. (a)	5,859	339
Diodes, Inc. (a)	5,468	476
DocuSign, Inc. (a)	26,540	2,843
Dolby Laboratories, Inc. Class A	7,756	607
Domo, Inc. Class B (a)	1,291	65
DoubleVerify Holdings, Inc. (a)	6,049	152
Dropbox, Inc. Class A (a)	4,773	111
Duck Creek Technologies, Inc. (a)	8,953	198
Dynatrace, Inc. (a)	26,222	1,235
DZS, Inc. (a)	2,216	31
Eastman Kodak Co. (a)	8,108	53
Ebix, Inc.	3,060	101
eGain Corp. (a)	3,203	37
eMagin Corp. (a)	9,750	11
Embark Technology, Inc. (a)(b)	46,966	277
EMCORE Corp. (a)	4,949	18
Enfusion, Inc. Class A (a)	2,237	28
EngageSmart, Inc. (a)	4,115	88
Entegris, Inc.	17,029	2,235
Envestnet, Inc. (a)	7,044	524
ePlus, Inc. (a)	3,191	179
Euronet Worldwide, Inc. (a)	6,719	874
Everbridge, Inc. (a)	5,290	231
EverCommerce, Inc. (a)	4,691	62
Everspin Technologies, Inc. (a)	2,106	18
Evo Payments, Inc. Class A (a)	2,121	49
Evolv Technologies Holdings, Inc. (a)	9,855	26
Exela Technologies, Inc. (a)	46,691	19
ExlService Holdings, Inc. (a)	4,044	579
Expensify, Inc. Class A (a)(b)	5,153	90
Extreme Networks, Inc. (a)	14,777	180
Fair Isaac Corp. (a)	3,378	1,576
FARO Technologies, Inc. (a)	2,187	114
Fastly, Inc. Class A (a)	1,661	29
First Solar, Inc. (a)	12,611	1,056
Five9, Inc. (a)	9,128	1,008
Flywire Corp. (a)	1,480	45
ForgeRock, Inc. Class A (a)(b)	1,621	36
FormFactor, Inc. (a)	9,512	400
Frequency Electronics, Inc. (a)	957	8
Freshworks, Inc. Class A (a)	3,861	69
Genasys, Inc. (a)	4,777	13
Genpact Ltd.	19,609	853
Gitlab, Inc. Class A (a)(b)	1,430	78
GLOBALFOUNDRIES, Inc. (a)(b)	8,305	518
GoDaddy, Inc. Class A (a)	8,973	751
Greenidge Generation Holdings, Inc. (a)	1,380	12
GSE Systems, Inc. (a)	2,569	5
GSI Technology, Inc. (a)	2,594	10
Guidewire Software, Inc. (a)	10,352	980
Harmonic, Inc. (a)	10,031	93
HashiCorp., Inc. Class A (a)(b)	2,275	123
HubSpot, Inc. (a)	5,643	2,680
I3 Verticals, Inc. Class A (a)	913	25
Ichor Holdings Ltd. (a)	3,171	113
Identiv, Inc. (a)	2,479	40
II-VI, Inc. (a)(b)	13,512	979
Immersion Corp. (a)	4,432	25

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Impinj, Inc. (a)	2,764	$176
Infinera Corp. (a)	24,036	208
Informatica, Inc. Class A (a)	4,323	85
Information Services Group, Inc.	5,396	37
Innodata, Inc. (a)	3,605	25
Inpixon (a)	21,313	6
Inseego Corp. (a)	11,875	48
Insight Enterprises, Inc. (a)	3,549	381
Instructure Holdings, Inc. (a)	2,585	52
Intapp, Inc. (a)	1,650	40
Integral Ad Science Holding Corp. (a)	5,217	72
Intellicheck, Inc. (a)	2,357	6
Intelligent Systems Corp. (a)	800	22
InterDigital, Inc.	3,684	235
inTEST Corp. (a)	1,445	16
Intevac, Inc. (a)	2,809	15
Inuvo, Inc. (a)	15,424	8
IonQ, Inc. (a)(b)	19,839	253
IronNet, Inc. (a)(b)	7,016	27
Issuer Direct Corp. (a)	366	11
Iteris, Inc. (a)	5,331	16
Itron, Inc. (a)	5,021	265
Jabil, Inc.	14,789	913
Jamf Holding Corp. (a)(b)	6,388	222
JFrog Ltd. (a)	9,076	245
Kaltura, Inc. (a)	8,792	16
Key Tronic Corp. (a)	1,157	7
Kimball Electronics, Inc. (a)	3,334	67
KnowBe4, Inc. Class A (a)	1,454	33
Knowles Corp. (a)	10,890	234
Kopin Corp. (a)(b)	12,236	31
Kulicke & Soffa Industries, Inc.	6,511	365
KVH Industries, Inc. (a)	2,083	19
Kyndryl Holdings, Inc. (a)(c)	29,429	386
Lantronix, Inc. (a)	4,111	27
Lattice Semiconductor Corp. (a)	14,580	889
LightPath Technologies, Inc. Class A (a)	3,322	7
Limelight Networks, Inc. (a)	16,977	89
Littelfuse, Inc.	2,965	740
LivePerson, Inc. (a)	7,584	185
LiveRamp Holdings, Inc. (a)	8,568	320
Lumentum Holdings, Inc. (a)	9,380	915
Luna Innovations, Inc. (a)	4,245	33
MACOM Technology Solutions Holdings, Inc. (a)	7,282	436
Mandiant, Inc. (a)	28,800	643
Manhattan Associates, Inc. (a)	7,223	1,002
Marin Software, Inc. (a)(b)	2,108	6
Marqeta, Inc. Class A (a)	6,865	76
Marvell Technology, Inc.	102,447	7,346
Matterport, Inc. (a)(b)	33,567	273
MAXIMUS, Inc.	7,870	590
MaxLinear, Inc. (a)	9,433	550
MeridianLink, Inc. (a)	3,184	58
Meta Materials, Inc. (a)(b)	29,782	50
Methode Electronics, Inc.	4,158	180
MicroStrategy, Inc. (a)(b)	1,042	507
MicroVision, Inc. (a)(b)	23,169	108
Mirion Technologies, Inc. (a)	19,096	154
Mitek Systems, Inc. (a)	5,880	86
MKS Instruments, Inc.	6,500	975

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Model N, Inc. (a)	3,705	$100
Momentive Global, Inc. (a)	15,088	245
MoneyGram International, Inc. (a)	12,042	127
Moneylion, Inc. (a)	15,870	40
MongoDB, Inc. (a)	6,787	3,011
Movano, Inc. (a)	3,657	10
Mullen Automotive, Inc. (a)(b)	3,011	9
N-able, Inc. (a)	7,077	64
Napco Security Technologies, Inc. (a)	3,891	80
National Instruments Corp.	14,540	590
nCino, Inc. (a)(b)	7,378	302
NCR Corp. (a)	17,653	709
NeoPhotonics Corp. (a)	7,049	107
NETGEAR, Inc. (a)	3,484	86
Netlist, Inc. (a)(b)	30,450	165
NetScout Systems, Inc. (a)	8,861	284
NetSol Technologies, Inc. (a)	1,399	5
New Relic, Inc. (a)	7,569	506
NextNav, Inc. (a)(b)	9,572	72
nLight, Inc. (a)	5,459	95
Novanta, Inc. (a)	4,425	630
Nutanix, Inc. Class A (a)	12,559	337
NVE Corp.	561	31
NXT-ID, Inc. (a)	1,107	2
Okta, Inc. (a)	5,050	762
Olo, Inc. Class A (a)	2,786	37
ON Semiconductor Corp. (a)	55,564	3,479
ON24, Inc. (a)	3,897	51
One Stop Systems, Inc. (a)(b)	1,926	7
OneSpan, Inc. (a)	4,350	63
Onto Innovation, Inc. (a)	5,995	521
Optical Cable Corp. (a)	858	4
OSI Systems, Inc. (a)	2,098	179
PagerDuty, Inc. (a)	9,956	340
Palantir Technologies, Inc. Class A (a)	40,073	550
Palo Alto Networks, Inc. (a)(c)	12,793	7,964
PAR Technology Corp. (a)(b)	2,732	110
Paycor HCM, Inc. (a)	4,694	137
Paylocity Holding Corp. (a)	4,515	929
Paymentus Holdings, Inc. Class A (a)	1,535	32
Payoneer Global, Inc. (a)	30,632	137
Paysign, Inc. (a)	4,672	9
PC Connection, Inc.	1,112	58
PC-Telephone, Inc.	2,191	10
PDF Solutions, Inc. (a)	3,429	96
Pegasystems, Inc.	5,188	418
Peraso, Inc. (a)	2,707	6
Perficient, Inc. (a)	4,199	462
PFSweb, Inc. (a)	2,596	30
Photronics, Inc. (a)	7,399	126
Pineapple Holdings, Inc.	259	2
Ping Identity Holding Corp. (a)	9,323	256
Pixelworks, Inc. (a)	6,690	20
Plantronics, Inc. (a)	3,928	155
Plexus Corp. (a)	3,056	250
Power Integrations, Inc.	7,435	689
Powerfleet, Inc. (a)	4,570	14
Procore Technologies, Inc. (a)	10,998	637
Progress Software Corp.	5,241	247
PROS Holdings, Inc. (a)	4,276	142

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pure Storage, Inc. Class A (a)	11,825	$418
Q2 Holdings, Inc. (a)	6,833	421
Qualtrics International, Inc. Class A (a)	7,388	211
Qualys, Inc. (a)	3,804	542
Quicklogic Corp. (a)	1,619	9
Qumu Corp. (a)	2,343	4
Rackspace Technology, Inc. (a)	8,897	99
Rambus, Inc. (a)	13,274	423
Rapid7, Inc. (a)	7,709	858
RealNetworks, Inc. (a)	4,271	2
Remitly Global, Inc. (a)(b)	10,428	103
Research Frontiers, Inc. (a)	4,202	8
RF Industries Ltd. (a)	1,237	9
Ribbon Communications, Inc. (a)	17,417	54
Richardson Electronics Ltd.	1,330	17
Rimini Street, Inc. (a)	6,261	36
RingCentral, Inc. Class A (a)	8,812	1,033
Riot Blockchain, Inc. (a)(b)	12,346	261
Rogers Corp. (a)	2,285	621
Rubicon Technology, Inc. (a)	306	3
Sabre Corp. (a)	38,823	444
Sailpoint Technologies Holdings, Inc. (a)	11,720	600
Samsara, Inc. Class A (a)(b)	4,947	79
Sanmina Corp. (a)	7,629	308
ScanSource, Inc. (a)	2,749	96
Seachange International, Inc. (a)	4,256	5
SecureWorks Corp. Class A (a)	10,700	142
SEMrush Holdings, Inc. Class A (a)	1,351	16
Semtech Corp. (a)	7,734	536
SentinelOne, Inc. Class A (a)	5,069	196
ServiceSource International, Inc. (a)	7,838	10
Shift4 Payments, Inc. Class A (a)(b)	2,343	145
ShotSpotter, Inc. (a)	1,238	34
SigmaTron International, Inc. (a)(b)	762	5
Silicon Laboratories, Inc. (a)	3,939	592
SiTime Corp. (a)	1,795	445
SkyWater Technology, Inc. (a)(b)	1,633	18
SMART Global Holdings, Inc. (a)	5,719	148
SmartRent, Inc. (a)(b)	13,412	68
Smartsheet, Inc. Class A (a)	1,965	108
Smith Micro Software, Inc. (a)	7,012	26
Snowflake, Inc. Class A (a)	4,321	990
Socket Mobile, Inc. (a)	853	3
SolarWinds Corp.	6,798	90
Spire Global, Inc. (a)	14,213	30
Splunk, Inc. (a)	21,073	3,132
Sprinklr, Inc. Class A (a)	2,527	30
Sprout Social, Inc. Class A (a)	1,225	98
SPS Commerce, Inc. (a)	4,068	534
Squarespace, Inc. Class A (a)(b)	16,270	417
SS&C Technologies Holdings, Inc.	31,855	2,390
StarTek, Inc. (a)	1,730	8
Steel Connect, Inc. (a)	5,974	8
Stronghold Digital Mining, Inc. Class A (a)	955	6
Summit Wireless Technologies, Inc. (a)	2,010	3
Sumo Logic, Inc. (a)	14,707	172
SunPower Corp. (a)(b)	10,022	215
Switch, Inc. Class A	716	22
Synaptics, Inc. (a)	4,187	835
Synchronoss Technologies, Inc. (a)	9,979	17

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TaskUS, Inc. Class A (a)(b)	1,925	$74
TD SYNNEX Corp.	11,569	1,194
Telos Corp. (a)	5,186	52
Tenable Holdings, Inc. (a)	13,640	788
Teradata Corp. (a)	14,094	695
Terawulf, Inc. (a)	8,188	69
TESSCO Technologies, Inc. (a)	940	6
The Glimpse Group, Inc. (a)	1,248	8
The Hackett Group, Inc.	3,156	73
The Trade Desk, Inc. Class A (a)	40,951	2,836
The Western Union Co.	45,558	854
Thoughtworks Holding, Inc. (a)	8,617	179
Toast, Inc. Class A (a)	2,865	62
TransAct Technologies, Inc. (a)	1,390	10
TTEC Holdings, Inc.	2,324	192
TTM Technologies, Inc. (a)	9,873	146
Turtle Beach Corp. (a)(b)	2,132	45
Twilio, Inc. Class A (a)	9,938	1,638
Ubiquiti, Inc. (b)	784	228
UiPath, Inc. Class A (a)	3,706	80
Ultra Clean Holdings, Inc. (a)	5,453	231
Unisys Corp. (a)	6,930	150
Unity Software, Inc. (a)	24,083	2,389
Universal Display Corp.	5,959	995
Upland Software, Inc. (a)	3,518	62
UserTesting, Inc. (a)(b)	2,985	32
Varonis Systems, Inc. (a)	14,118	671
Veeco Instruments, Inc. (a)	5,580	152
Velo3D, Inc. (a)(b)	9,052	84
Verint Systems, Inc. (a)	7,979	413
Veritone, Inc. (a)(b)	4,002	73
Verra Mobility Corp. (a)	19,611	319
Vertex, Inc. Class A (a)	3,149	48
Viant Technology, Inc. Class A (a)	1,457	10
Viasat, Inc. (a)	8,929	436
Viavi Solutions, Inc. (a)	27,603	444
VirnetX Holding Corp. (a)(b)	8,349	14
Vishay Intertechnology, Inc.	14,241	279
Vishay Precision Group, Inc. (a)	1,657	53
Vislink Technologies, Inc. (a)	6,148	7
Vizio Holding Corp. Class A (a)	1,853	16
VMware, Inc. Class A	23,652	2,693
Vonage Holdings Corp. (a)	31,564	640
Vontier Corp.	20,939	532
Wayside Technology Group, Inc.	479	16
Weave Communications, Inc. (a)	2,722	16
WEX, Inc. (a)	5,823	1,039
WidePoint Corp. (a)	1,292	5
Wireless Telecom Group, Inc. (a)	2,978	5
Wolfspeed, Inc. (a)	12,388	1,411
Workday, Inc. Class A (a)	13,108	3,139
Workiva, Inc. (a)	3,660	432
Xerox Holdings Corp.	19,206	387
Xperi Holding Corp.	12,395	215
Yext, Inc. (a)	14,101	97
Zendesk, Inc. (a)	15,142	1,821
Zeta Global Holdings Corp. Class A (a)(b)	3,096	39
Zoom Video Communications, Inc. Class A (a)	3,319	389
Zscaler, Inc. (a)	12,066	2,911

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zuora, Inc. Class A (a)	1,965	$29
		161,327
Materials (4.5%):
Advanced Emissions Solutions, Inc. (a)	2,506	16
AdvanSix, Inc.	3,379	173
Alcoa Corp.	23,912	2,153
Allegheny Technologies, Inc. (a)	13,475	362
Alpha Metallurgical Resources, Inc. (a)	2,418	319
American Vanguard Corp.	3,233	66
Ampco-Pittsburgh Corp. (a)	2,105	13
AptarGroup, Inc.	7,870	925
Arconic Corp. (a)	12,605	323
Arras Minerals Corp. Com (a)(e)(f)	4,451	1
Ashland Global Holdings, Inc.	7,476	736
Avient Corp.	11,511	553
Axalta Coating Systems Ltd. (a)	29,481	725
Balchem Corp.	3,522	481
Berry Global Group, Inc. (a)	16,811	974
Cabot Corp.	7,192	492
Carpenter Technology Corp.	5,454	229
Century Aluminum Co. (a)	6,313	166
Chase Corp.	1,017	88
Clearwater Paper Corp. (a)	1,675	47
Cleveland-Cliffs, Inc. (a)	63,792	2,055
Coeur Mining, Inc. (a)	34,083	152
Commercial Metals Co.	14,408	600
Compass Minerals International, Inc.	4,330	272
Core Molding Technologies, Inc. (a)	1,171	13
Crown Holdings, Inc.	16,918	2,116
Diversey Holdings Ltd. (a)	9,861	75
Eagle Materials, Inc.	4,742	609
Ecovyst, Inc.	8,516	98
Ferro Corp. (a)	10,048	218
Flotek Industries, Inc. (a)(b)	10,135	13
Friedman Industries, Inc.	970	9
FutureFuel Corp.	3,091	30
Gatos Silver, Inc. (a)(b)	8,005	35
GCP Applied Technologies, Inc. (a)	7,517	236
Ginkgo Bioworks Holdings, Inc. (a)	159,517	643
Glatfelter Corp.	5,357	66
Gold Resource Corp. (b)	11,719	26
Golden Minerals Co. (a)(b)	17,700	9
Graphic Packaging Holding Co.	41,189	825
Greif, Inc. Class A	2,288	149
Greif, Inc. Class B	593	38
H.B. Fuller Co.	5,915	391
Hawkins, Inc.	2,238	103
Haynes International, Inc.	1,145	49
Hecla Mining Co.	70,683	464
Huntsman Corp.	28,774	1,079
Ingevity Corp. (a)	4,957	318
Innospec, Inc.	2,975	275
Intrepid Potash, Inc. (a)	1,255	103
Kaiser Aluminum Corp.	1,793	169
Koppers Holdings, Inc.	2,378	65
Kronos Bio, Inc. (a)	5,729	41
Kronos Worldwide, Inc.	3,102	48
Livent Corp. (a)	19,618	511
Louisiana-Pacific Corp.	11,153	693

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
LSB Industries, Inc. (a)	4,893	$107
Marrone Bio Innovations, Inc. (a)	23,761	26
Materion Corp.	2,455	210
Minerals Technologies, Inc.	3,698	245
MP Materials Corp. (a)	20,845	1,195
Myers Industries, Inc.	3,890	84
Nanophase Technologies Corp. (a)	2,616	10
Neenah, Inc.	1,851	73
NewMarket Corp.	849	275
Northern Technologies International Corp.	950	11
O-I Glass, Inc. (a)	15,820	209
Olin Corp.	18,511	968
Olympic Steel, Inc.	1,086	42
Origin Materials, Inc. (a)(b)	14,100	93
Pactiv Evergreen, Inc.	6,007	60
Paramount Gold Nevada Corp. (a)	5,131	3
Quaker Chemical Corp.	1,468	254
Ramaco Resources, Inc.	2,056	32
Rare Element Resources Ltd. (a)	21,769	25
Rayonier Advanced Materials, Inc. (a)	7,650	50
Reliance Steel & Aluminum Co.	8,017	1,470
Royal Gold, Inc.	7,413	1,047
RPM International, Inc.	13,915	1,133
Ryerson Holding Corp.	2,441	85
Schnitzer Steel Industries, Inc.	3,199	166
Schweitzer-Mauduit International, Inc.	3,510	97
Sensient Technologies Corp.	4,273	359
Silgan Holdings, Inc.	11,069	512
Solitario Zinc Corp. (a)	8,235	7
Sonoco Products Co.	12,495	782
Southern Copper Corp.	12,007	911
Steel Dynamics, Inc.	25,497	2,127
Stepan Co.	2,407	238
Summit Materials, Inc. Class A (a)	13,576	422
SunCoke Energy, Inc.	9,856	88
Sylvamo Corp. (a)(c)	4,983	166
Synalloy Corp. (a)	1,236	20
The Chemours Co.	18,978	597
The Scotts Miracle-Gro Co.	4,631	569
TimkenSteel Corp. (a)	4,972	109
Trecora Resources (a)	3,002	25
Tredegar Corp.	3,289	39
TriMas Corp.	4,782	153
U.S. Antimony Corp. (a)	13,934	9
U.S. Gold Corp. (a)	1,005	7
UFP Technologies, Inc. (a)	852	56
United States Lime & Minerals, Inc.	257	30
United States Steel Corp.	33,892	1,279
Universal Stainless & Alloy Products, Inc. (a)	1,163	10
Valhi, Inc.	361	11
Valvoline, Inc.	21,525	679
Vista Gold Corp. (a)(b)	15,885	17
Warrior Met Coal, Inc.	6,328	235
Westlake Corp.	4,878	602
Worthington Industries, Inc.	4,245	218
Zymergen, Inc. (a)	9,254	27
		39,712
Real Estate (8.8%):
Acadia Realty Trust	12,609	273

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Agree Realty Corp.	7,147	$474
Alexander & Baldwin, Inc.	8,621	200
Alexander's, Inc.	340	87
Alpine Income Property Trust, Inc.	1,435	27
American Assets Trust, Inc.	8,546	324
American Campus Communities, Inc.	19,877	1,113
American Finance Trust, Inc.	7,515	59
American Homes 4 Rent Class A	43,678	1,748
American Realty Investors, Inc. (a)	299	5
Americold Realty Trust	32,767	914
AMREP Corp. (a)	457	6
Apartment Income REIT Corp.	22,164	1,185
Apartment Investment and Mgmt Co. (a)	15,046	110
Apple Hospitality REIT, Inc.	32,225	579
Armada Hoffler Properties, Inc.	8,175	119
Ashford Hospitality Trust, Inc. (a)	4,871	50
Bluerock Residential Growth REIT, Inc.	3,926	104
Braemar Hotels & Resorts, Inc.	8,288	51
Brandywine Realty Trust	24,197	342
Brixmor Property Group, Inc.	42,049	1,085
Broadstone Net Lease, Inc.	17,769	387
BRT Apartments Corp.	2,164	52
Camden Property Trust	14,603	2,427
CareTrust REIT, Inc.	11,510	222
CatchMark Timber Trust, Inc. Class A	5,799	48
CBL & Associates Properties, Inc. (a)	4,244	140
Cedar Realty Trust, Inc.	1,468	41
Centerspace	2,018	198
Chatham Lodging Trust (a)	6,887	95
CIM Commercial Trust Corp.	2,114	16
Clipper Realty, Inc.	1,930	18
Community Healthcare Trust, Inc.	3,010	127
Compass, Inc. Class A (a)	3,525	28
Comstock Holding Cos., Inc. (a)	918	5
CoreCivic, Inc. (a)	12,059	135
CorEnergy Infrastructure Trust, Inc. (b)	1,954	6
Corporate Office Properties Trust	15,859	453
Cousins Properties, Inc.	20,993	846
CTO Realty Growth, Inc.	786	52
CubeSmart	31,613	1,645
DiamondRock Hospitality Co. (a)	29,754	301
DigitalBridge Group, Inc. (a)	75,589	544
Diversified Healthcare Trust	33,741	108
Doma Holdings, Inc. (a)	17,804	39
Douglas Elliman, Inc.	9,109	66
Douglas Emmett, Inc.	24,809	829
Easterly Government Properties, Inc.	12,163	257
EastGroup Properties, Inc.	5,825	1,184
Empire State Realty Trust, Inc.	15,052	148
EPR Properties	8,786	481
Equity Commonwealth (a)	15,968	450
Equity LifeStyle Properties, Inc.	26,251	2,008
Essential Properties Realty Trust, Inc.	17,734	449
eXp World Holdings, Inc. (b)	11,132	236
Farmland Partners, Inc.	5,630	77
Fathom Holdings, Inc. (a)	1,145	12
First Industrial Realty Trust, Inc.	18,606	1,152
Forestar Group, Inc. (a)	2,597	46
Four Corners Property Trust, Inc.	8,851	239
Franklin Street Properties Corp.	14,684	87

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
FRP Holdings, Inc. (a)	800	$46
Gaming and Leisure Properties, Inc.	29,707	1,394
Getty Realty Corp.	5,278	151
Gladstone Commercial Corp.	5,018	110
Gladstone Land Corp.	4,204	153
Global Medical REIT, Inc.	7,978	130
Global Net Lease, Inc.	14,670	231
Healthcare Realty Trust, Inc.	21,342	586
Healthcare Trust of America, Inc. Class A	32,334	1,013
Hersha Hospitality Trust (a)	5,553	50
Highwoods Properties, Inc.	14,810	677
Hudson Pacific Properties, Inc.	20,067	557
Independence Realty Trust, Inc.	28,701	759
Indus Realty Trust, Inc.	1,065	78
Industrial Logistics Properties Trust	9,235	209
Innovative Industrial Properties, Inc.	3,619	743
Invitation Homes, Inc.	85,786	3,447
iStar, Inc. (b)	6,671	156
JBG SMITH Properties	16,208	474
Jones Lang LaSalle, Inc. (a)	6,556	1,570
Kennedy-Wilson Holdings, Inc.	17,714	432
Kilroy Realty Corp.	15,161	1,159
Kite Realty Group Trust	30,912	704
Lamar Advertising Co. Class A	8,438	980
Life Storage, Inc.	11,816	1,659
LTC Properties, Inc.	4,671	180
LXP Industrial Trust	27,827	437
Marcus & Millichap, Inc.	3,532	186
Medical Properties Trust, Inc.	75,831	1,603
National Health Investors, Inc.	6,475	382
National Retail Properties, Inc.	22,566	1,014
National Storage Affiliates Trust	12,905	810
NETSTREIT Corp. (b)	5,873	132
New York City REIT, Inc. Class A	1,708	23
Newmark Group, Inc. Class A	21,274	339
NexPoint Residential Trust, Inc.	3,321	300
Offerpad Solutions, Inc. (a)	13,167	66
Office Properties Income Trust	6,838	176
Omega Healthcare Investors, Inc.	33,758	1,052
One Liberty Properties, Inc.	2,512	77
Opendoor Technologies, Inc. (a)	73,541	636
Orion Office REIT, Inc.	7,516	105
Outfront Media, Inc.	19,203	546
Paramount Group, Inc.	24,438	267
Park Hotels & Resorts, Inc.	28,379	554
Pebblebrook Hotel Trust	18,565	454
Pennsylvania Real Estate Invesment Trust (a)	10,192	6
Phillips Edison & Co., Inc.	2,400	83
Physicians Realty Trust	27,369	480
Piedmont Office Realty Trust, Inc. Class A	17,404	300
Plymouth Industrial REIT, Inc.	4,026	109
Postal Realty Trust, Inc. Class A	2,099	35
PotlatchDeltic Corp.	8,682	458
Power REIT (a)	274	11
Preferred Apartment Communities, Inc. Class A	6,964	174
Presidio Property Trust, Inc. Class A	1,510	6
PS Business Parks, Inc.	2,884	485
Rafael Holdings, Inc. Class B (a)(b)(f)	1,843	5
Rayonier, Inc.	13,957	574
RE/MAX Holdings, Inc.	1,869	52

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Redfin Corp. (a)	13,370	$241
Retail Opportunity Investments Corp.	17,338	336
Retail Value, Inc.	2,267	7
Rexford Industrial Realty, Inc.	22,666	1,691
RLJ Lodging Trust	23,505	331
RPT Realty	11,974	165
Ryman Hospitality Properties, Inc. (a)	7,776	721
Sabra Health Care REIT, Inc.	32,599	485
Safehold, Inc.	2,160	120
Saul Centers, Inc.	1,883	99
Seritage Growth Properties Class A (a)(b)	3,082	39
Service Properties Trust	23,309	206
SITE Centers Corp.	27,139	453
SL Green Realty Corp.	9,146	742
Sotherly Hotels, Inc. (a)	2,173	4
Spirit Realty Capital, Inc.	15,512	714
STAG Industrial, Inc.	25,124	1,039
STORE Capital Corp.	30,152	881
Summit Hotel Properties, Inc. (a)	15,015	150
Sun Communities, Inc.	16,374	2,870
Sunstone Hotel Investors, Inc. (a)	30,967	365
Tanger Factory Outlet Centers, Inc.	14,696	253
Tejon Ranch Co. (a)	3,537	65
Terreno Realty Corp.	10,660	789
The GEO Group, Inc. (a)(b)	17,301	114
The Howard Hughes Corp. (a)	7,317	758
The InterGroup Corp. (a)	111	6
The Macerich Co.	30,077	470
The RMR Group, Inc. Class A	1,024	32
The St. Joe Co.	3,577	212
UMH Properties, Inc.	6,907	170
Uniti Group, Inc.	28,694	395
Universal Health Realty Income Trust	1,832	107
Urban Edge Properties	16,575	317
Urstadt Biddle Properties, Inc.	277	5
Urstadt Biddle Properties, Inc. Class A	4,168	78
Veris Residential, Inc. (a)	12,071	210
VICI Properties, Inc.	105,655	3,007
Washington Real Estate Investment Trust	12,343	315
Whitestone REIT	5,965	79
WP Carey, Inc.	26,928	2,177
Xenia Hotels & Resorts, Inc. (a)	13,545	261
Zillow Group, Inc. Class A (a)	6,429	310
Zillow Group, Inc. Class C (a)(b)	23,757	1,171
		77,054
Utilities (2.3%):
ALLETE, Inc.	6,767	453
Altus Power, Inc. (a)(b)	10,728	80
American States Water Co.	4,435	395
Artesian Resources Corp. Class A	1,197	58
Avangrid, Inc. (b)	9,825	459
Avista Corp.	7,883	356
Black Hills Corp.	7,954	613
Cadiz, Inc. (a)	4,008	8
California Water Service Group	6,447	382
Chesapeake Utilities Corp.	1,822	251
Clearway Energy, Inc. Class A	4,887	163
Clearway Energy, Inc. Class C	11,572	423
Essential Utilities, Inc.	29,974	1,533

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Genie Energy Ltd. Class B	3,167	$21
Global Water Resources, Inc.	1,569	26
Hawaiian Electric Industries, Inc.	14,199	601
IDACORP, Inc.	5,993	691
MDU Resources Group, Inc.	26,413	704
MGE Energy, Inc.	4,495	359
Middlesex Water Co.	1,933	203
National Fuel Gas Co.	11,233	772
New Jersey Resources Corp.	11,800	541
Northwest Natural Holding Co.	3,741	193
NorthWestern Corp.	6,186	374
OGE Energy Corp.	25,438	1,037
ONE Gas, Inc.	6,362	561
Ormat Technologies, Inc. (b)	5,384	441
Otter Tail Corp. (c)	5,523	345
PG&E Corp. (a)	185,927	2,220
PNM Resources, Inc.	10,787	514
Portland General Electric Co. (c)	11,616	641
Pure Cycle Corp. (a)	3,179	38
RGC Resources, Inc.	1,216	26
SJW Group	2,686	187
South Jersey Industries, Inc.	13,496	466
Southwest Gas Holdings, Inc.	6,907	541
Spire, Inc.	6,577	472
Sunnova Energy International, Inc. (a)	11,097	256
The York Water Co.	1,723	77
UGI Corp.	26,956	976
Unitil Corp. (c)	1,897	95
Via Renewables, Inc.	1,106	9
Vistra Corp.	60,193	1,400
		19,961
Total Common Stocks (Cost $501,922)		868,972

Preferred Stocks (0.0%)(g)
Communication Services (0.0%):
SRAX, Inc. (a)(e)(f)	3,374	—	(h)
Total Preferred Stocks (Cost $-)		—	(h)

Rights (0.0%)(g)
Consumer Discretionary (0.0%):
Zagg, Inc. (a)(e)(f)	4,570	—	(h)
Financials (0.0%):
Sirius International (a)(f)	762	7
Health Care (0.0%):
Achillion Pharmaceuticals (a)(e)(f)	22,837	5
Chinook Therapeutics (a)(e)(f)	1,625	—
Flexion Therapeutics, Inc. (a)(e)(f)	6,526	4
F-Star Therapeutics (a)(e)(f)	1,298	—
Miragen Therapeutics, Inc. (a)(e)(f)	7,890	—
Ocuphire Pharma (a)(e)(f)	168	—	(h)
Oncternal Therapeutics, Inc. (a)(e)(f)	254	—
Palisade Bio, Inc. (a)(e)(f)	2,758	1
Prevail Therapeutics, Inc. (a)(e)(f)	4,938	2
Progenics Pharmaceuticals, Inc. (a)(e)(f)	10,103	3
Qualigen Therapeutics, Inc. (a)(e)(f)	7,487	—
Tetraphase Pharmaceutical (a)(e)(f)	1,178	—	(h)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount		Value
Unum Therapeutics, Inc. (a)(e)(f)	2,673		$—
Xeris Biopharma Holdings, Inc. (a)(e)(f)	8,140		1
Zogenix, Inc. (a)(e)(f)	6,844		5
			21
Total Rights (Cost $8)			28

Warrants (0.0%)(g)
Health Care (0.0%):
Galectin Therapeutics, Inc. Class B (e)(f)	7,552		—
Total Warrants (Cost $–)			—

Corporate Bonds (0.0%)(g)
Financials (0.0%):
GAMCO Investors, Inc., 4.00%, 6/15/23, Callable 5/13/22 @ 100	$—	(h)	—	(h)
Total Corporate Bonds (Cost $-)			—	(h)

Mutual Funds (0.0%)(g)
180 Degree Capital Corp. (a)	1,305		9
OFS Credit Co., Inc.	912		11
Total Mutual Funds (Cost $20)			20

Collateral for Securities Loaned (4.6%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (i)	30,340,668		30,341
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.26% (i)	6,361,400		6,361
HSBC U.S. Government Money Market Fund, I Shares, 0.28% (i)	3,364,993		3,365
Total Collateral for Securities Loaned (Cost $40,067)			40,067
Total Investments (Cost $542,017) — 103.6%			909,087
Liabilities in excess of other assets — (3.6)%			(31,444)
NET ASSETS - 100.00%			$877,643

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Affiliated security.
(e)	Security was fair valued based using significant unobservable inputs as of March 31, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At March 31, 2022, illiquid securities were less than 0.05% of the Fund's net assets.
(g)	Amount represents less than 0.05% of net assets.
(h)	Rounds to less than $1 thousand.
(i)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures	78	6/20/22	$7,897,515	$8,058,960	$161,445

	Total unrealized appreciation				$161,445
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$161,445

Affiliated Holdings

Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
USAA Extended Market Index Fund	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	3/31/2022	Income
Victory Capital Holdings Inc.	$65	$-	$(2)	$1	$-	$(14)	$50	$-	*

* Round to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Managed Volatility Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Australia (3.1%):
Consumer Discretionary (0.6%):
Wesfarmers Ltd.	82,890	$3,110

Consumer Staples (0.7%):
Coles Group Ltd.	108,537	1,450
Woolworths Group Ltd.	83,361	2,314
		3,764
Health Care (0.3%):
CSL Ltd.	8,786	1,754

Materials (1.5%):
BHP Group Ltd.	128,636	4,957
Fortescue Metals Group Ltd.	74,224	1,141
Rio Tinto Ltd.	27,475	2,455
		8,553
		17,181
Belgium (0.3%):
Financials (0.3%):
KBC Group NV	21,171	1,519

Brazil (0.7%):
Energy (0.0%):(a)
Petroleo Brasileiro SA Preference Shares	15,600	110

Financials (0.1%):
Itau Unibanco Holding SA Preference Shares	35,445	205

Materials (0.6%):
Vale SA	163,797	3,289
		3,604
Canada (3.7%):
Consumer Discretionary (0.7%):
Dollarama, Inc.	20,710	1,175
Lululemon Athletica, Inc. (b)	5,321	1,943
Magna International, Inc.	10,116	650
		3,768
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc.	48,402	2,181
Loblaw Cos. Ltd.	5,237	470
		2,651
Financials (1.9%):
Manulife Financial Corp.	118,084	2,519
Power Corp. of Canada	38,954	1,206
Sun Life Financial, Inc.	50,023	2,793
The Toronto-Dominion Bank	49,856	3,956
		10,474
Information Technology (0.6%):
CGI, Inc. (b)	16,304	1,299
Constellation Software, Inc.	1,403	2,398
		3,697
		20,590
China (2.5%):
Communication Services (0.5%):
NetEase, Inc., ADR	8,040	721

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tencent Holdings Ltd.	46,900	$2,162
		2,883
Consumer Discretionary (0.8%):
Alibaba Group Holding Ltd. (b)	119,000	1,624
ANTA Sports Products Ltd.	88,428	1,097
JD.com, Inc. Class A (b)	28,728	816
Li Ning Co. Ltd.	13,000	111
Shenzhou International Group Holdings Ltd.	58,800	776
		4,424
Consumer Staples (0.1%):
Nongfu Spring Co., Ltd. Class H (c)(d)	135,400	714

Energy (0.1%):
China Shenhua Energy Co. Ltd. Class H	112,500	358

Financials (0.6%):
China Life Insurance Co. Ltd. Class H	522,000	795
China Merchants Bank Co. Ltd. Class H	29,261	228
China Pacific Insurance Group Co. Ltd. Class H	193,800	469
Ping An Insurance Group Co. of China Ltd.	284,500	1,989
		3,481
Information Technology (0.2%):
Sunny Optical Technology Group Co. Ltd.	52,600	835

Utilities (0.2%):
ENN Energy Holdings Ltd.	57,301	856
		13,551
Denmark (1.1%):
Consumer Staples (0.0%):(a)
Carlsberg AS Class B	1,375	169

Health Care (0.8%):
Coloplast A/S Class B	9,117	1,381
Novo Nordisk A/S Class B	27,738	3,077
		4,458
Industrials (0.1%):
AP Moller - Maersk A/S Class B	131	394

Materials (0.2%):
Novozymes A/S B Shares	15,639	1,072
		6,093
Finland (0.4%):
Energy (0.1%):
Neste Oyj	14,780	674

Industrials (0.3%):
Kone Oyj Class B	25,272	1,322
		1,996
France (1.7%):
Consumer Discretionary (0.8%):
Cie Generale des Etablissements Michelin SCA	12,638	1,713
Hermes International	757	1,071
LVMH Moet Hennessy Louis Vuitton SE	2,110	1,506
		4,290
Consumer Staples (0.5%):
L'Oreal SA	7,301	2,916

Energy (0.1%):
TotalEnergies SE	14,203	718

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.0%):(a)
Credit Agricole SA	17,066	$204

Industrials (0.2%):
Cie de Saint-Gobain	6,002	357
Schneider Electric SE	2,928	492
		849
Information Technology (0.1%):
Capgemini SE	1,744	387

Utilities (0.0%):(a)
Veolia Environnement SA	7,331	235
		9,599
Germany (1.5%):
Consumer Discretionary (0.3%):
adidas AG	6,468	1,507
Mercedes-Benz Group AG	3,290	231
		1,738
Financials (0.6%):
Allianz SE Registered Shares	14,605	3,487

Industrials (0.6%):
Brenntag SE	3,019	243
Deutsche Post AG Registered Shares	57,340	2,738
		2,981
Utilities (0.0%):(a)
RWE AG	2,122	93
		8,299
Hong Kong (0.6%):
Consumer Discretionary (0.0%):(a)
Chow Tai Fook Jewellery Group Ltd.	54,400	98

Financials (0.2%):
Hong Kong Exchanges & Clearing Ltd.	25,000	1,172

Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	658,000	754
Sino Biopharmaceutical Ltd.	788,000	489
		1,243
Industrials (0.1%):
SITC International Holdings Co. Ltd.	55,000	192
Techtronic Industries Co. Ltd.	6,824	110
		302
Information Technology (0.1%):
Lenovo Group Ltd.	548,000	594
		3,409
India (0.8%):
Financials (0.4%):
ICICI Bank Ltd.	194,277	1,853
SBI Life Insurance Co. Ltd. (c)	29,704	438
		2,291
Information Technology (0.4%):
HCL Technologies Ltd. (h)	16,887	258
Infosys Ltd.	73,500	1,841
Wipro Ltd.	36,206	281
		2,380
		4,671

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Indonesia (0.7%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk	3,859,100	$1,228

Financials (0.5%):
PT Bank Central Asia Tbk	4,287,400	2,384
		3,612
Ireland (0.5%):
Industrials (0.0%):(a)
Eaton Corp. PLC	513	78

Information Technology (0.5%):
Accenture PLC Class A	7,701	2,597
Seagate Technology Holdings PLC	2,211	199
		2,796
		2,874
Israel (0.2%):
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	7,742	1,070

Japan (5.0%):
Communication Services (1.7%):
KDDI Corp.	116,600	3,824
Nintendo Co. Ltd.	2,100	1,060
Nippon Telegraph & Telephone Corp.	71,000	2,063
Softbank Corp.	214,100	2,497
		9,444
Consumer Discretionary (0.4%):
Fast Retailing Co. Ltd.	3,300	1,692
Sony Group Corp.	3,200	329
Suzuki Motor Corp.	2,440	84
Yamaha Motor Co. Ltd.	9,400	211
		2,316
Consumer Staples (0.3%):
Kao Corp.	35,000	1,429

Financials (0.6%):
Tokio Marine Holdings, Inc.	54,800	3,189

Health Care (1.0%):
Astellas Pharma, Inc.	139,927	2,187
Hoya Corp.	13,700	1,562
Olympus Corp.	90,600	1,717
		5,466
Industrials (0.5%):
Hitachi Ltd.	5,173	259
ITOCHU Corp.	14,122	478
Recruit Holdings Co. Ltd.	51,600	2,242
		2,979
Information Technology (0.5%):
FUJIFILM Holdings Corp.	2,900	177
Fujitsu Ltd.	10,200	1,528
Nomura Research Institute Ltd.	23,400	764
		2,469
		27,292
Korea, Republic Of (1.0%):
Consumer Discretionary (0.0%):(a)
Kia Corp.	3,696	224

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.1%):
Shinhan Financial Group Co. Ltd.	8,840	$300

Information Technology (0.9%):
Samsung Electronics Co. Ltd.	87,822	5,026
		5,550
Mexico (1.0%):
Communication Services (0.6%):
America Movil SAB de CV Class L	2,914,232	3,095

Consumer Staples (0.4%):
Wal-Mart de Mexico SAB de CV	468,900	1,932

Financials (0.0%):(a)
Grupo Financiero Banorte SAB de CV Class O	35,836	269
		5,296
Netherlands (1.5%):
Communication Services (0.2%):
Koninklijke KPN NV	239,868	832

Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV	89,397	2,875

Industrials (0.4%):
Wolters Kluwer NV	19,663	2,096

Information Technology (0.4%):
ASML Holding NV	3,365	2,248

Materials (0.0%):(a)
LyondellBasell Industries NV Class A	2,410	248
		8,299
Norway (0.5%):
Communication Services (0.0%):(a)
Telenor ASA	6,415	92

Energy (0.5%):
Equinor ASA	74,000	2,764
		2,856
Russian Federation (0.0%):(a)
Communication Services (0.0%):
Mobile TeleSystems PJSC, ADR (e)(f)	240,364	54

Consumer Staples (0.0%):
X5 Retail Group NV, GDR (e)(f)	18,705	6

Energy (0.0%):
LUKOIL PJSC (e)(f)	34,009	15
Tatneft PJSC (e)(f)	90,761	17
		32
Financials (0.0%):
Sberbank of Russia PJSC (e)(f)	409,312	4

Materials (0.0%):
MMC Norilsk Nickel PJSC (e)(f)	5,249	54
		150
Singapore (0.1%):
Financials (0.1%):
DBS Group Holdings Ltd.	11,722	307

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
South Africa (0.5%):
Communication Services (0.3%):
MTN Group Ltd.	98,821	$1,279

Financials (0.2%):
Capitec Bank Holdings Ltd.	5,993	955
FirstRand Ltd.	54,746	289
		1,244
		2,523
Spain (1.0%):
Communication Services (0.3%):
Telefonica SA	367,977	1,783

Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	78,615	1,714

Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	370,830	2,117
		5,614
Sweden (0.6%):
Consumer Discretionary (0.1%):
H & M Hennes & Mauritz AB Class B (d)	53,798	723

Industrials (0.2%):
Atlas Copco AB Class A	7,223	375
Sandvik AB	12,962	275
Volvo AB Class B	9,051	169
		819
Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson Class B	164,278	1,498
		3,040
Switzerland (4.1%):
Communication Services (0.1%):
Swisscom AG Registered Shares (d)	751	451

Consumer Staples (1.1%):
Nestle SA Registered Shares	45,557	5,924

Financials (0.1%):
Partners Group Holding AG	301	373

Health Care (2.0%):
Novartis AG Registered Shares	55,332	4,858
Roche Holding AG	14,800	5,857
		10,715
Industrials (0.7%):
Geberit AG Registered Shares	2,803	1,728
Kuehne + Nagel International AG Class R	4,124	1,171
SGS SA Registered Shares	440	1,224
		4,123
Information Technology (0.0%):(a)
TE Connectivity Ltd.	1,052	138

Materials (0.1%):
Sika AG Registered Shares	1,917	634
		22,358
Taiwan (2.4%):
Communication Services (0.2%):
Chunghwa Telecom Co. Ltd.	272,000	1,205

Consumer Staples (0.2%):
Uni-President Enterprises Corp.	496,730	1,134

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.4%):
Cathay Financial Holding Co. Ltd.	134,000	$299
CTBC Financial Holding Co. Ltd.	1,641,000	1,673
		1,972
Industrials (0.0%):(a)
Evergreen Marine Corp. Ltd.	16,000	74

Information Technology (1.6%):
Delta Electronics, Inc.	142,000	1,317
Novatek Microelectronics Corp.	39,000	573
Realtek Semiconductor Corp.	34,000	505
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	55,897	5,828
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	513
United Microelectronics Corp.	57,000	105
		8,841
		13,226
United Kingdom (3.3%):
Communication Services (0.0%):(a)
WPP PLC	14,371	188

Consumer Discretionary (0.3%):
InterContinental Hotels Group PLC	12,467	843
Next PLC	9,760	767
Persimmon PLC	6,801	191
		1,801
Consumer Staples (0.8%):
Imperial Brands PLC	79,108	1,666
Unilever PLC	56,174	2,550
		4,216
Energy (0.1%):
Shell PLC	15,450	423

Financials (0.3%):
Aon PLC Class A	4,636	1,510

Health Care (0.7%):
GlaxoSmithKline PLC	171,631	3,713

Industrials (0.7%):
Ferguson PLC	2,475	335
Intertek Group PLC	11,935	814
RELX PLC	91,967	2,862
		4,011
Materials (0.4%):
Rio Tinto PLC	28,924	2,312
		18,174
United States (60.8%):
Communication Services (5.3%):
Alphabet, Inc. Class C (b)	5,193	14,504
Comcast Corp. Class A	7,896	369
Fox Corp. Class A	5,651	223
Lumen Technologies, Inc.	15,330	173
Match Group, Inc. (b)	19,854	2,159
Meta Platforms, Inc. Class A (b)	20,295	4,513
Omnicom Group, Inc.	28,050	2,381
Sirius XM Holdings, Inc. (d)	478,014	3,164
The Interpublic Group of Cos., Inc.	29,586	1,049
Verizon Communications, Inc.	5,945	303
		28,838
Consumer Discretionary (6.1%):
Amazon.com, Inc. (b)	2,380	7,759

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AutoZone, Inc. (b)	516	$1,055
Bath & Body Works, Inc.	2,695	129
Best Buy Co., Inc.	15,351	1,395
Booking Holdings, Inc. (b)	781	1,834
Domino's Pizza, Inc.	5,843	2,378
eBay, Inc.	30,109	1,724
Etsy, Inc. (b)	2,392	297
Lowe's Cos., Inc.	2,342	473
NVR, Inc. (b)	47	210
O'Reilly Automotive, Inc. (b)	1,512	1,036
Ross Stores, Inc.	12,294	1,112
Starbucks Corp.	26,609	2,421
Target Corp.	12,815	2,720
The Home Depot, Inc.	6,858	2,053
Tractor Supply Co.	1,115	260
Ulta Beauty, Inc. (b)	2,350	936
Yum! Brands, Inc.	47,250	5,600
		33,392
Consumer Staples (6.5%):
Altria Group, Inc.	95,086	4,968
Colgate-Palmolive Co.	66,941	5,076
Costco Wholesale Corp.	3,252	1,873
General Mills, Inc.	3,401	230
Kimberly-Clark Corp.	13,131	1,617
Philip Morris International, Inc.	66,355	6,233
The Clorox Co.	34,013	4,729
The Hershey Co.	12,494	2,707
The Kroger Co.	30,375	1,743
The Procter & Gamble Co.	36,550	5,585
Tyson Foods, Inc. Class A	2,267	203
Walmart, Inc.	5,402	804
		35,768
Energy (1.8%):
ConocoPhillips	4,119	412
Coterra Energy, Inc.	164,086	4,425
EOG Resources, Inc.	26,355	3,142
Halliburton Co.	37,431	1,418
Schlumberger NV	15,508	641
		10,038
Financials (7.0%):
Aflac, Inc.	7,955	512
Ameriprise Financial, Inc.	1,284	386
Capital One Financial Corp.	2,212	290
Discover Financial Services	27,076	2,984
Erie Indemnity Co. Class A	4,554	802
FactSet Research Systems, Inc.	4,868	2,113
MarketAxess Holdings, Inc.	3,274	1,114
MSCI, Inc.	4,025	2,024
Regions Financial Corp.	133,221	2,966
S&P Global, Inc.	9,962	4,086
SEI Investments Co.	83,414	5,022
SVB Financial Group (b)	310	173
Synchrony Financial	60,085	2,092
T. Rowe Price Group, Inc.	45,258	6,843
The Progressive Corp.	59,317	6,762
Wells Fargo & Co.	8,345	404
		38,573
Health Care (9.5%):
AbbVie, Inc.	22,051	3,575
Align Technology, Inc. (b)	2,742	1,195

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AmerisourceBergen Corp.	1,860	$288
Amgen, Inc.	22,720	5,494
Anthem, Inc.	932	458
Biogen, Inc. (b)	11,612	2,445
CVS Health Corp.	3,219	326
Eli Lilly & Co.	11,667	3,341
Gilead Sciences, Inc.	3,953	235
HCA Healthcare, Inc.	1,239	310
Humana, Inc.	1,950	849
IDEXX Laboratories, Inc. (b)	3,339	1,827
Johnson & Johnson	52,362	9,280
Laboratory Corp. of America Holdings (b)	719	190
McKesson Corp.	5,151	1,577
Merck & Co., Inc.	40,300	3,307
Mettler-Toledo International, Inc. (b)	1,487	2,042
Moderna, Inc. (b)	2,627	452
Molina Healthcare, Inc. (b)	3,229	1,077
Pfizer, Inc.	10,424	540
Quest Diagnostics, Inc.	1,335	183
UnitedHealth Group, Inc.	13,189	6,726
Veeva Systems, Inc. Class A (b)	14,432	3,066
Waters Corp. (b)	4,730	1,468
Zoetis, Inc.	11,238	2,119
		52,370
Industrials (7.5%):
3M Co.	26,929	4,009
Booz Allen Hamilton Holding Corp.	12,029	1,057
Cintas Corp.	5,789	2,463
Cummins, Inc.	9,971	2,045
Dover Corp.	1,393	219
Emerson Electric Co.	23,631	2,317
Fastenal Co.	46,882	2,785
Generac Holdings, Inc. (b)	2,020	600
Huntington Ingalls Industries, Inc.	10,548	2,104
Illinois Tool Works, Inc.	13,625	2,853
Lockheed Martin Corp.	17,496	7,723
Masco Corp.	2,534	129
Northrop Grumman Corp.	913	408
Old Dominion Freight Line, Inc.	8,810	2,631
Otis Worldwide Corp.	25,561	1,967
Robert Half International, Inc.	12,692	1,449
Rockwell Automation, Inc.	5,401	1,512
Union Pacific Corp.	6,119	1,672
United Parcel Service, Inc. Class B	9,384	2,012
United Rentals, Inc. (b)	450	160
W.W. Grainger, Inc.	1,938	1,000
		41,115
Information Technology (16.1%):
Adobe, Inc. (b)	7,619	3,471
Advanced Micro Devices, Inc. (b)	4,889	535
Apple, Inc.	140,040	24,452
Applied Materials, Inc.	2,763	364
Autodesk, Inc. (b)	2,221	476
Automatic Data Processing, Inc.	1,290	294
Broadcom, Inc.	1,049	661
Cadence Design Systems, Inc. (b)	16,362	2,691
CDW Corp.	9,464	1,693
Cisco Systems, Inc.	58,919	3,285
Fair Isaac Corp. (b)	6,180	2,883
Fortinet, Inc. (b)	4,849	1,657
Gartner, Inc. (b)	408	121

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HP, Inc.	29,890	$1,085
Intel Corp.	39,303	1,948
International Business Machines Corp.	2,629	342
KLA Corp.	648	237
Lam Research Corp.	1,053	566
Mastercard, Inc. Class A	6,307	2,254
Microsoft Corp.	69,653	21,475
Motorola Solutions, Inc.	978	237
NetApp, Inc.	2,105	175
NVIDIA Corp.	9,808	2,676
Oracle Corp.	16,399	1,357
QUALCOMM, Inc.	12,532	1,915
Teradyne, Inc.	8,703	1,029
Texas Instruments, Inc.	23,011	4,222
The Western Union Co.	103,967	1,948
VeriSign, Inc. (b)	7,467	1,661
VMware, Inc. Class A	6,116	697
Zebra Technologies Corp. (b)	3,181	1,316
Zoom Video Communications, Inc. Class A (b)	3,441	403
		88,126
Materials (0.6%):
Celanese Corp.	1,241	177
International Paper Co.	2,255	104
Nucor Corp.	2,122	316
The Sherwin-Williams Co.	10,801	2,696
		3,293
Real Estate (0.3%):
American Tower Corp.	2,198	552
Crown Castle International Corp.	1,138	210
Equinix, Inc.	259	192
Prologis, Inc.	2,499	404
		1,358
Utilities (0.1%):
Evergy, Inc.	2,544	174
FirstEnergy Corp.	6,996	321
NRG Energy, Inc.	4,521	173
		668
		333,539
Total Common Stocks (Cost $494,886)		546,292

Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	2,857,909	2,858
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.26% (g)	1,625,711	1,626
HSBC U.S. Government Money Market Fund, I Shares, 0.28% (g)	194,534	195
Total Collateral for Securities Loaned (Cost $4,679)		4,679

Total Investments (Cost $499,565) — 100.4%		550,971
Liabilities in excess of other assets — (0.4)%		(2,172)
NET ASSETS - 100.00%		$548,799

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $1,152 (thousands) and amounted to 0.2% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Security was fair valued based using significant unobservable inputs as of March 31, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At March 31, 2022, illiquid securities were less than 0.05% of the Fund's net assets.
(g)	Rate disclosed is the daily yield on March 31, 2022.
(h)	Issuer filed for bankruptcy.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Nasdaq-100 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.5%)
Communication Services (16.9%):
Activision Blizzard, Inc.	236,395	$18,938
Alphabet, Inc. Class A (a)	54,994	152,958
Alphabet, Inc. Class C (a)	57,716	161,200
Baidu, Inc., ADR (a)	73,340	9,703
Charter Communications, Inc. Class A (a)	52,404	28,587
Comcast Corp. Class A	1,372,373	64,254
Electronic Arts, Inc.	85,314	10,793
Match Group, Inc. (a)	86,505	9,407
Meta Platforms, Inc. Class A (a)	632,237	140,584
NetEase, Inc., ADR	63,549	5,700
Netflix, Inc. (a)	134,684	50,451
Sirius XM Holdings, Inc. (b)	1,197,676	7,929
T-Mobile U.S., Inc. (a)	378,995	48,644
		709,148
Communications Equipment (1.7%):
Cisco Systems, Inc.	1,260,243	70,271

Consumer Discretionary (17.0%):
Airbnb, Inc. Class A (a)	112,600	19,340
Amazon.com, Inc. (a)	93,044	303,319
Booking Holdings, Inc. (a)	12,404	29,130
Dollar Tree, Inc. (a)	68,245	10,930
eBay, Inc.	178,238	10,206
JD.com, Inc., ADR (a)	180,940	10,471
Lucid Group, Inc. (a)(b)	501,546	12,739
Lululemon Athletica, Inc. (a)	37,451	13,678
Marriott International, Inc. Class A (a)	98,992	17,398
MercadoLibre, Inc. (a)	15,296	18,194
O'Reilly Automotive, Inc. (a)	20,205	13,840
Pinduoduo, Inc., ADR (a)	134,245	5,385
Ross Stores, Inc.	107,189	9,696
Starbucks Corp.	348,965	31,745
Tesla, Inc. (a)	188,981	203,646
		709,717
Consumer Staples (5.5%):
Costco Wholesale Corp.	134,523	77,465
Keurig Dr Pepper, Inc.	430,224	16,306
Mondelez International, Inc. Class A	421,175	26,441
Monster Beverage Corp. (a)	160,591	12,831
PepsiCo, Inc.	419,695	70,249
The Kraft Heinz Co.	371,244	14,623
Walgreens Boots Alliance, Inc.	261,889	11,725
		229,640
Health Care (5.8%):
Align Technology, Inc. (a)	23,904	10,422
Amgen, Inc.	168,985	40,864
AstraZeneca PLC, ADR	173,059	11,481
Biogen, Inc. (a)	44,584	9,389
Dexcom, Inc. (a)	29,447	15,065
Gilead Sciences, Inc. (c)	380,389	22,614
IDEXX Laboratories, Inc. (a)	25,559	13,982
Illumina, Inc. (a)	47,629	16,642
Intuitive Surgical, Inc. (a)	108,528	32,741
Moderna, Inc. (a)	122,219	21,053
Regeneron Pharmaceuticals, Inc. (a)	32,374	22,611

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Seagen, Inc. (a)	55,706	$8,024
Vertex Pharmaceuticals, Inc. (a)	77,230	20,155
		245,043
Industrials (3.1%):
Cintas Corp.	31,469	13,387
Copart, Inc. (a)	71,955	9,028
CSX Corp.	665,405	24,919
Fastenal Co.	174,605	10,372
Honeywell International, Inc.	208,056	40,484
Old Dominion Freight Line, Inc.	34,846	10,408
PACCAR, Inc.	105,442	9,286
Verisk Analytics, Inc.	48,928	10,501
		128,385
IT Services (3.2%):
Automatic Data Processing, Inc.	127,428	28,995
Cognizant Technology Solutions Corp. Class A	159,127	14,269
Fiserv, Inc. (a)	197,856	20,063
Okta, Inc. (a)	45,059	6,802
Paychex, Inc.	109,442	14,935
PayPal Holdings, Inc. (a)	353,426	40,874
VeriSign, Inc. (a)	33,421	7,435
		133,373
Semiconductors & Semiconductor Equipment (16.0%):
Advanced Micro Devices, Inc. (a)	493,691	53,980
Analog Devices, Inc.	158,757	26,223
Applied Materials, Inc.	267,994	35,322
ASML Holding NV, NYS	25,154	16,801
Broadcom, Inc.	124,264	78,247
Intel Corp.	1,235,316	61,222
KLA Corp.	45,722	16,737
Lam Research Corp.	42,320	22,752
Marvell Technology, Inc.	255,982	18,356
Microchip Technology, Inc.	168,670	12,674
Micron Technology, Inc.	339,705	26,460
NVIDIA Corp.	643,338	175,541
NXP Semiconductors NV	79,646	14,741
QUALCOMM, Inc.	341,896	52,249
Skyworks Solutions, Inc.	49,754	6,631
Texas Instruments, Inc.	280,175	51,406
		669,342
Software (16.8%):
Adobe, Inc. (a)	143,295	65,288
ANSYS, Inc. (a)	26,463	8,406
Atlassian Corp. PLC Class A (a)	42,822	12,582
Autodesk, Inc. (a)	66,733	14,304
Cadence Design Systems, Inc. (a)	84,135	13,837
Crowdstrike Holdings, Inc. Class A (a)	63,163	14,343
Datadog, Inc. Class A (a)	80,177	12,144
DocuSign, Inc. (a)	60,029	6,430
Fortinet, Inc. (a)	48,786	16,672
Intuit, Inc.	85,904	41,306
Microsoft Corp. (c)	1,370,835	422,642
Palo Alto Networks, Inc. (a)(c)	29,877	18,599
Splunk, Inc. (a)	48,171	7,159
Synopsys, Inc. (a)	46,445	15,479
Workday, Inc. Class A (a)	59,460	14,238
Zoom Video Communications, Inc. Class A (a)	73,488	8,615

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zscaler, Inc. (a)	42,496	$10,254
		702,298
Technology Hardware, Storage & Peripherals (12.4%):
Apple, Inc.	2,984,081	521,050

Utilities (1.1%):
American Electric Power Co., Inc. (c)	152,962	15,261
Constellation Energy Corp.	99,033	5,571
Exelon Corp.	297,342	14,162
Xcel Energy, Inc. (c)	165,097	11,915
		46,909
Total Common Stocks (Cost $1,442,293)		4,165,176

Collateral for Securities Loaned (0.5%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	7,936,837	7,937
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.26% (d)	11,981,620	11,982
HSBC U.S. Government Money Market Fund, I Shares, 0.28% (d)	1,619,328	1,619
Total Collateral for Securities Loaned (Cost $21,538)		21,538
Total Investments (Cost $1,463,831) — 100.0%		4,186,714
Liabilities in excess of other assets — 0.0%(e)		(1,754)
NET ASSETS - 100.00%		$4,184,960

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2022.
(e)	Amount represents less than 0.05% of net assets.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Futures	60	6/20/22	$16,648,249	$17,842,500	$1,194,251

	Total unrealized appreciation				$1,194,251
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$1,194,251

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement Income Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (20.4%)
VictoryShares Dividend Accelerator ETF	169,578	$7,843
VictoryShares ESG Corporate Bond ETF	1,899,203	43,339
VictoryShares International Volatility Wtd ETF	179,768	7,565
VictoryShares NASDAQ Next 50 ETF	149,092	4,315
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	159,383	6,632
VictoryShares USAA Core Short-Term Bond ETF	443,598	22,119
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	452,395	21,197
VictoryShares USAA MSCI International Value Momentum ETF	440,876	20,710
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	86,772	6,102
VictoryShares USAA MSCI USA Value Momentum ETF	212,361	14,733
Total Affiliated Exchange-Traded Funds (Cost $143,273)		154,555

Affiliated Mutual Funds (79.0%)
USAA 500 Index Fund Reward Shares	244,169	14,406
USAA Global Managed Volatility Fund Institutional Shares	4,379,987	44,764
USAA Government Securities Fund Institutional Shares	22,764,461	212,620
USAA Growth Fund Institutional Shares	358,287	11,497
USAA High Income Fund Institutional Shares	5,003,427	36,875
USAA Income Fund Institutional Shares	241,249	2,984
USAA Income Stock Fund Institutional Shares	213,340	4,199
USAA Intermediate-Term Bond Fund Institutional Shares	2,106,611	20,919
USAA Precious Metals and Minerals Fund Institutional Shares	138,699	3,050
USAA Short-Term Bond Fund Institutional Shares	12,679,533	113,228
USAA Small Cap Stock Fund Institutional Shares	412,504	5,825
USAA Target Managed Allocation Fund	3,679,904	39,596
Victory Integrity Mid-Cap Value Fund Class R6	299,022	7,505
Victory Market Neutral Income Fund Class I	3,441,873	33,111
Victory RS International Fund Class R6	2,267,066	25,028
Victory Sophus Emerging Markets Fund Class R6	220,637	4,757
Victory Trivalent International Core Equity Fund Class R6	2,266,070	17,517
Total Affiliated Mutual Funds (Cost $576,605)		597,881
Total Investments (Cost $719,878) — 99.4%		752,436
Other assets in excess of liabilities — 0.6%		4,216
NET ASSETS - 100.00%		$756,652

At March 31, 2022, the Fund's investments in foreign securities were 12.8% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
USAA Target	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Retirement Income Fund	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	3/31/2022	Income
USAA 500 Index Fund Reward Shares	$3,002	$11,393	$-	$-	$-	$11	$14,406	$40
USAA Global Managed Volatility Fund Institutional Shares	48,853	-	(707)	(49)	-	(3,333)	44,764	-
USAA Government Securities Fund Institutional Shares	229,062	662	(7,518)	(444)	-	(9,142)	212,620	967
USAA Growth Fund Institutional Shares	15,236	-	(2,156)	976	-	(2,559)	11,497	-
USAA High Income Fund Institutional Shares	34,674	4,208	-	-	-	(2,007)	36,875	445
USAA Income Fund Institutional Shares	20,833	72	(16,908)	2,027	-	(3,040)	2,984	72
USAA Income Stock Fund Institutional Shares	9,506	18	(5,150)	758	-	(933)	4,199	17
USAA Intermediate-Term Bond Fund Institutional Shares	14,271	7,577	-	-	-	(929)	20,919	88
USAA Precious Metals and Minerals Fund Institutional Shares	2,645	-	-	-	-	405	3,050	-
USAA Short-Term Bond Fund Institutional Shares	123,244	369	(7,052)	(76)	-	(3,257)	113,228	566
USAA Small Cap Stock Fund Institutional Shares	6,303	1	-	-	-	(479)	5,825	-
USAA Target Managed Allocation Fund	43,496	-	(2,663)	(11)	-	(1,226)	39,596	-
Victory Integrity Mid-Cap Value Fund Class R6	6,053	1,167	-	(1)	-	286	7,505	-	*
Victory Market Neutral Income Fund Class I	32,841	168	-	-	-	102	33,111	168
Victory RS International Fund Class R6	27,363	-	-	-	-	(2,335)	25,028	-
Victory Sophus Emerging Markets Fund Class R6	3,533	1,569	-	-	-	(345)	4,757	-
Victory Trivalent International Core Equity Fund Class R6	16,222	2,342	-	-	-	(1,047)	17,517	-
VictoryShares Dividend Accelerator ETF	11,350	-	(3,058)	736	-	(1,185)	7,843	23
VictoryShares ESG Corporate Bond ETF	44,104	2,996	-	-	-	(3,761)	43,339	101
VictoryShares International Volatility Wtd ETF	8,097	-	-	-	-	(532)	7,565	13
VictoryShares Nasdaq Next 50 ETF	5,077	-	-	-	-	(762)	4,315	1
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	6,705	-	(1)	-	-	(72)	6,632	22
VictoryShares USAA Core Short-Term Bond ETF	22,770	-	-	-	-	(651)	22,119	68
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	21,864	2	-	-	-	(669)	21,197	-
VictoryShares USAA MSCI International Value Momentum ETF	22,487	-	(790)	(36)	-	(951)	20,710	36
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	6,388	-	-	-	-	(286)	6,102	17
VictoryShares USAA MSCI USA Value Momentum ETF	18,204	-	(2,987)	674	-	(1,158)	14,733	45
	$804,183	$32,544	$(48,990)	$4,554	$-	$(39,855)	$752,436	$2,689

 * Round to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2030 Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (25.7%)
VictoryShares Dividend Accelerator ETF	601,473	$27,819
VictoryShares ESG Corporate Bond ETF	1,767,524	40,334
VictoryShares International Volatility Wtd ETF	493,863	20,782
VictoryShares NASDAQ Next 50 ETF (a)	696,279	20,150
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	325,796	13,557
VictoryShares USAA Core Short-Term Bond ETF	834,703	41,621
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	892,548	41,820
VictoryShares USAA MSCI International Value Momentum ETF	1,255,084	58,959
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	304,982	21,446
VictoryShares USAA MSCI USA Value Momentum ETF	691,787	47,995
Total Affiliated Exchange-Traded Funds (Cost $301,192)		334,483

Affiliated Mutual Funds (72.9%)
USAA 500 Index Fund Reward Shares	1,077,739	63,587
USAA Global Managed Volatility Fund Institutional Shares	12,937,147	132,218
USAA Government Securities Fund Institutional Shares	21,098,920	197,064
USAA Growth Fund Institutional Shares	1,413,785	45,368
USAA High Income Fund Institutional Shares	7,072,039	52,121
USAA Income Fund Institutional Shares	576,443	7,130
USAA Income Stock Fund Institutional Shares	895,865	17,631
USAA Intermediate-Term Bond Fund Institutional Shares	4,855,434	48,214
USAA Precious Metals and Minerals Fund Institutional Shares	252,515	5,553
USAA Short-Term Bond Fund Institutional Shares	6,596,744	58,909
USAA Small Cap Stock Fund Institutional Shares	1,618,609	22,855
USAA Target Managed Allocation Fund	11,482,978	123,557
Victory Integrity Mid-Cap Value Fund Class R6	1,251,243	31,406
Victory Market Neutral Income Fund Class I	2,364,996	22,751
Victory RS International Fund Class R6	5,507,128	60,799
Victory Sophus Emerging Markets Fund Class R6	498,565	10,749
Victory Trivalent International Core Equity Fund Class R6	6,397,082	49,449
Total Affiliated Mutual Funds (Cost $876,479)		949,361

Collateral for Securities Loaned (0.0%)^(b)
HSBC U.S. Government Money Market Fund, I Shares, 0.28% (c)	151,250	151
Total Collateral for Securities Loaned (Cost $151)		151
Total Investments (Cost $1,177,822) — 98.6%		1,283,995
Other assets in excess of liabilities — 1.4%		18,529
NET ASSETS - 100.00%		$1,302,524

At March 31, 2022, the Fund's investments in foreign securities were 18.6% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on March 31, 2022.

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
USAA Target Retirement	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
2030 Fund	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	3/31/2022	Income
USAA 500 Index Fund Reward Shares	$19,595	$45,151	$-	$-	$-	$(1,159)	$63,587	$170
USAA Global Managed Volatility Fund Institutional Shares	150,749	-	(8,398)	(254)	-	(9,879)	132,218	-
USAA Government Securities Fund Institutional Shares	202,603	3,071	-	-	-	(8,610)	197,064	867
USAA Growth Fund Institutional Shares	61,543	-	(9,854)	505	-	(6,826)	45,368	-
USAA High Income Fund Institutional Shares	55,362	4,483	(4,661)	152	-	(3,215)	52,121	663
USAA Income Fund Institutional Shares	19,232	79	(11,261)	1,478	-	(2,398)	7,130	79
USAA Income Stock Fund Institutional Shares	31,911	73	(13,954)	1,042	-	(1,441)	17,631	72
USAA Intermediate-Term Bond Fund Institutional Shares	48,542	2,818	-	-	-	(3,146)	48,214	282
USAA Precious Metals and Minerals Fund Institutional Shares	4,816	-	-	-	-	737	5,553	-
USAA Short-Term Bond Fund Institutional Shares	60,433	189	-	-	-	(1,713)	58,909	290
USAA Small Cap Stock Fund Institutional Shares	24,732	1	-	-	-	(1,878)	22,855	-
USAA Target Managed Allocation Fund	133,282	-	(5,905)	(38)	-	(3,782)	123,557	-
Victory Integrity Mid-Cap Value Fund Class R6	35,801	-	(5,285)	946	-	(56)	31,406	-
Victory Market Neutral Income Fund Class I	22,566	115	-	-	-	70	22,751	115
Victory RS International Fund Class R6	67,849	-	(1,332)	(92)	-	(5,626)	60,799	-
Victory Sophus Emerging Markets Fund Class R6	8,400	3,174	-	-	-	(825)	10,749	-
Victory Trivalent International Core Equity Fund Class R6	52,648	-	-	-	-	(3,199)	49,449	-
VictoryShares Dividend Accelerator ETF	35,538	-	(6,495)	1,601	-	(2,825)	27,819	78
VictoryShares ESG Corporate Bond ETF	36,753	6,946	-	-	-	(3,365)	40,334	94
VictoryShares International Volatility Wtd ETF	23,623	-	(1,373)	155	-	(1,623)	20,782	36
VictoryShares Nasdaq Next 50 ETF	23,708	-	-	-	-	(3,558)	20,150	7
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	13,705	-	-	-	-	(148)	13,557	45
VictoryShares USAA Core Short-Term Bond ETF	42,845	-	-	-	-	(1,224)	41,621	127
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	43,138	-	-	-	-	(1,318)	41,820	-
VictoryShares USAA MSCI International Value Momentum ETF	64,472	-	(2,709)	(218)	-	(2,586)	58,959	103
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	22,453	-	-	-	-	(1,007)	21,446	60
VictoryShares USAA MSCI USA Value Momentum ETF	61,712	-	(12,363)	3,056	-	(4,410)	47,995	150
	$1,368,011	$66,100	$(83,590)	$8,333	$-	$(75,010)	$1,283,844	$3,238

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2040 Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.5%)
VictoryShares Dividend Accelerator ETF	920,457	$42,573
VictoryShares ESG Corporate Bond ETF (a)	873,088	19,923
VictoryShares International Volatility Wtd ETF	704,196	29,633
VictoryShares NASDAQ Next 50 ETF	1,164,047	33,687
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	500,496	20,827
VictoryShares USAA Core Short-Term Bond ETF	493,169	24,591
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	1,268,160	59,419
VictoryShares USAA MSCI International Value Momentum ETF	1,857,236	87,246
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	408,583	28,732
VictoryShares USAA MSCI USA Value Momentum ETF	1,119,579	77,674
Total Affiliated Exchange-Traded Funds (Cost $371,296)		424,305

Affiliated Mutual Funds (70.7%)
USAA 500 Index Fund Reward Shares	1,812,404	106,932
USAA Global Managed Volatility Fund Institutional Shares	19,967,784	204,071
USAA Government Securities Fund Institutional Shares	10,621,222	99,202
USAA Growth Fund Institutional Shares	2,259,468	72,506
USAA High Income Fund Institutional Shares	6,747,160	49,726
USAA Income Stock Fund Institutional Shares	1,476,260	29,053
USAA Intermediate-Term Bond Fund Institutional Shares	3,689,619	36,638
USAA Precious Metals and Minerals Fund Institutional Shares	280,840	6,176
USAA Short-Term Bond Fund Institutional Shares	2,420,936	21,619
USAA Small Cap Stock Fund Institutional Shares	2,182,464	30,816
USAA Target Managed Allocation Fund	17,558,999	188,935
Victory Integrity Mid-Cap Value Fund Class R6	1,958,135	49,149
Victory Market Neutral Income Fund Class I	1,461,587	14,060
Victory RS International Fund Class R6	8,434,926	93,122
Victory Sophus Emerging Markets Fund Class R6	755,245	16,283
Victory Trivalent International Core Equity Fund Class R6	9,253,792	71,532
Total Affiliated Mutual Funds (Cost $978,236)		1,089,820

Collateral for Securities Loaned (0.0%)^(b)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	48,300	48
HSBC U.S. Government Money Market Fund, I Shares, 0.28% (c)	1,050	1
Total Collateral for Securities Loaned (Cost $49)		49
Total Investments (Cost $1,349,581) — 98.2%		1,514,174
Other assets in excess of liabilities — 1.8%		28,198
NET ASSETS - 100.00%		$1,542,372

At March 31, 2022, the Fund's investments in foreign securities were 23.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on March 31, 2022.

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
USAA Target Retirement	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
2040 Fund	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	3/31/2022	Income
USAA 500 Index Fund Reward Shares	$48,446	$61,360	$-	$-	$-	$(2,874)	$106,932	$281
USAA Global Managed Volatility Fund Institutional Shares	224,953	-	(5,487)	(188)	-	(15,207)	204,071	-
USAA Government Securities Fund Institutional Shares	101,182	2,344	-	-	-	(4,324)	99,202	436
USAA Growth Fund Institutional Shares	95,737	-	(13,268)	(678)	-	(9,285)	72,506	-
USAA High Income Fund Institutional Shares	50,434	4,499	(2,374)	82	-	(2,915)	49,726	621
USAA Income Fund Institutional Shares	8,743	23	(8,418)	1,164	-	(1,512)	-	24
USAA Income Stock Fund Institutional Shares	46,170	119	(16,606)	1,080	-	(1,710)	29,053	119
USAA Intermediate-Term Bond Fund Institutional Shares	38,930	139	-	-	-	(2,431)	36,638	218
USAA Precious Metals and Minerals Fund Institutional Shares	5,355	1	-	-	-	820	6,176	-
USAA Short-Term Bond Fund Institutional Shares	22,178	70	-	-	-	(629)	21,619	107
USAA Small Cap Stock Fund Institutional Shares	33,348	-	-	-	-	(2,532)	30,816	-
USAA Target Managed Allocation Fund	204,213	-	(9,380)	(107)	-	(5,791)	188,935	-
Victory Integrity Mid-Cap Value Fund Class R6	50,790	-	(3,079)	184	-	1,254	49,149	-
Victory Market Neutral Income Fund Class I	13,946	72	-	-	-	42	14,060	71
Victory RS International Fund Class R6	103,448	-	(1,578)	(116)	-	(8,632)	93,122	-
Victory Sophus Emerging Markets Fund Class R6	13,829	3,663	-	-	-	(1,209)	16,283	-
Victory Trivalent International Core Equity Fund Class R6	76,159	-	-	-	-	(4,627)	71,532	-
VictoryShares Dividend Accelerator ETF	53,451	-	(9,183)	2,355	-	(4,050)	42,573	124
VictoryShares ESG Corporate Bond ETF	16,649	4,900	-	-	-	(1,626)	19,923	46
VictoryShares International Volatility Wtd ETF	33,348	-	(1,623)	184	-	(2,276)	29,633	51
VictoryShares Nasdaq Next 50 ETF	37,822	1,592	-	-	-	(5,727)	33,687	12
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	22,618	-	(1,553)	379	-	(617)	20,827	74
VictoryShares USAA Core Short-Term Bond ETF	25,314	1	-	-	-	(724)	24,591	75
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	61,291	-	-	-	-	(1,872)	59,419	-
VictoryShares USAA MSCI International Value Momentum ETF	94,603	-	(3,196)	(282)	-	(3,879)	87,246	151
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	30,080	-	-	-	-	(1,348)	28,732	80
VictoryShares USAA MSCI USA Value Momentum ETF	100,547	-	(20,672)	5,093	-	(7,294)	77,674	235
	$1,613,584	$78,783	$(96,417)	$9,150	$-	$(90,975)	$1,514,125	$2,725

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2050 Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (28.5%)
VictoryShares Dividend Accelerator ETF	652,254	$30,168
VictoryShares ESG Corporate Bond ETF	418,613	9,553
VictoryShares International Volatility Wtd ETF	467,748	19,683
VictoryShares NASDAQ Next 50 ETF	793,323	22,959
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	331,824	13,808
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	834,485	39,099
VictoryShares USAA MSCI International Value Momentum ETF	1,233,843	57,961
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF (a)	252,213	17,736
VictoryShares USAA MSCI USA Value Momentum ETF	778,681	54,023
Total Affiliated Exchange-Traded Funds (Cost $227,350)		264,990

Affiliated Mutual Funds (69.9%)
USAA 500 Index Fund Reward Shares	1,305,721	77,037
USAA Global Managed Volatility Fund Institutional Shares	13,396,221	136,909
USAA Government Securities Fund Institutional Shares	2,247,098	20,988
USAA Growth Fund Institutional Shares	1,451,563	46,581
USAA High Income Fund Institutional Shares	1,375,490	10,137
USAA Income Stock Fund Institutional Shares	1,006,990	19,818
USAA Intermediate-Term Bond Fund Institutional Shares	1,555,085	15,442
USAA Precious Metals and Minerals Fund Institutional Shares	157,779	3,470
USAA Short-Term Bond Fund Institutional Shares	313,786	2,802
USAA Small Cap Stock Fund Institutional Shares	1,558,929	22,012
USAA Target Managed Allocation Fund	11,934,928	128,420
Victory Integrity Mid-Cap Value Fund Class R6	1,317,526	33,070
Victory Market Neutral Income Fund Class I	686,667	6,606
Victory RS International Fund Class R6	5,933,604	65,507
Victory Sophus Emerging Markets Fund Class R6	591,283	12,748
Victory Trivalent International Core Equity Fund Class R6	6,310,465	48,780
Total Affiliated Mutual Funds (Cost $580,062)		650,327

Collateral for Securities Loaned (0.0%)^(b)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	161,575	161
HSBC U.S. Government Money Market Fund, I Shares, 0.28% (c)	5,750	6
Total Collateral for Securities Loaned (Cost $167)		167
Total Investments (Cost $807,579) — 98.4%		915,484
Other assets in excess of liabilities — 1.6%		15,328
NET ASSETS - 100.00%		$930,812

At March 31, 2022, the Fund's investments in foreign securities were 26.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on March 31, 2022.

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
USAA Target	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Retirement 2050 Fund	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	3/31/2022	Income
USAA 500 Index Fund Reward Shares	$41,487	$37,888	$-	$-	$-	$(2,338)	$77,037	$204
USAA Global Managed Volatility Fund Institutional Shares	148,680	-	(1,491)	(90)	-	(10,190)	136,909	-
USAA Government Securities Fund Institutional Shares	21,845	63	-	-	-	(920)	20,988	93
USAA Growth Fund Institutional Shares	61,420	-	(8,443)	(96)	-	(6,300)	46,581	-
USAA High Income Fund Institutional Shares	10,632	132	-	-	-	(627)	10,137	132
USAA Income Fund Institutional Shares	3,560	15	(3,366)	(6)	-	(203)	-	15
USAA Income Stock Fund Institutional Shares	31,299	81	(11,137)	841	-	(1,266)	19,818	81
USAA Intermediate-Term Bond Fund Institutional Shares	16,408	59	-	-	-	(1,025)	15,442	92
USAA Precious Metals and Minerals Fund Institutional Shares	3,009	-	-	-	-	461	3,470	-
USAA Short-Term Bond Fund Institutional Shares	2,875	8	-	-	-	(81)	2,802	14
USAA Small Cap Stock Fund Institutional Shares	23,821	-	-	-	-	(1,809)	22,012	-
USAA Target Managed Allocation Fund	137,247	-	(4,792)	(131)	-	(3,904)	128,420	-
Victory Integrity Mid-Cap Value Fund Class R6	34,873	-	(2,780)	309	-	668	33,070	-
Victory Market Neutral Income Fund Class I	6,552	34	-	-	-	20	6,606	33
Victory RS International Fund Class R6	71,191	2,000	(1,892)	(168)	-	(5,624)	65,507	-
Victory Sophus Emerging Markets Fund Class R6	10,871	2,831	-	-	-	(954)	12,748	-
Victory Trivalent International Core Equity Fund Class R6	51,935	-	-	-	-	(3,155)	48,780	-
VictoryShares Dividend Accelerator ETF	35,850	-	(4,584)	1,103	-	(2,201)	30,168	86
VictoryShares ESG Corporate Bond ETF	7,093	3,063	-	-	-	(603)	9,553	15
VictoryShares International Volatility Wtd ETF	21,068	-	-	-	-	(1,385)	19,683	34
VictoryShares Nasdaq Next 50 ETF	23,743	2,888	-	-	-	(3,672)	22,959	8
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	14,902	-	(937)	229	-	(386)	13,808	49
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	40,331	-	-	-	-	(1,232)	39,099	-
VictoryShares USAA MSCI International Value Momentum ETF	60,755	-	-	-	-	(2,794)	57,961	99
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	18,568	-	-	-	-	(832)	17,736	50
VictoryShares USAA MSCI USA Value Momentum ETF	66,197	-	(10,685)	2,589	-	(4,078)	54,023	162
	$966,212	$49,062	$(50,107)	$4,580	$-	$(54,430)	$915,317	$1,167

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2060 Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (28.5%)
VictoryShares Dividend Accelerator ETF	90,723	$4,196
VictoryShares ESG Corporate Bond ETF	43,422	991
VictoryShares International Volatility Wtd ETF	75,768	3,188
VictoryShares NASDAQ Next 50 ETF	112,009	3,242
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	46,728	1,944
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	120,391	5,641
VictoryShares USAA MSCI International Value Momentum ETF	177,196	8,324
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	38,536	2,710
VictoryShares USAA MSCI USA Value Momentum ETF	109,673	7,609
Total Affiliated Exchange-Traded Funds (Cost $32,240)		37,845

Affiliated Mutual Funds (69.2%)
USAA 500 Index Fund Reward Shares	186,044	10,977
USAA Global Managed Volatility Fund Institutional Shares	1,901,972	19,438
USAA Government Securities Fund Institutional Shares	495,960	4,632
USAA Growth Fund Institutional Shares	194,586	6,244
USAA Income Stock Fund Institutional Shares	146,466	2,883
USAA Intermediate-Term Bond Fund Institutional Shares	221,830	2,203
USAA Precious Metals and Minerals Fund Institutional Shares	19,609	431
USAA Short-Term Bond Fund Institutional Shares	116	1
USAA Small Cap Stock Fund Institutional Shares	218,655	3,087
USAA Target Managed Allocation Fund	1,718,025	18,486
Victory Integrity Mid-Cap Value Fund Class R6	191,723	4,812
Victory RS International Fund Class R6	841,717	9,293
Victory Sophus Emerging Markets Fund Class R6	99,782	2,151
Victory Trivalent International Core Equity Fund Class R6	918,026	7,096
Total Affiliated Mutual Funds (Cost $85,573)		91,734
Total Investments (Cost $117,813) — 97.7%		129,579
Other assets in excess of liabilities — 2.3%		2,995
NET ASSETS - 100.00%		$132,574

At March 31, 2022, the Fund's investments in foreign securities were 26.9% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
USAA Target	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Retirement 2060 Fund	12/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	3/31/2022	Income
USAA 500 Index Fund Reward Shares	$9,517	$1,915	$-	$-	$-	$(455)	$10,977	$30
USAA Global Managed Volatility Fund Institutional Shares	20,884	-	-	-	-	(1,446)	19,438	-
USAA Government Securities Fund Institutional Shares	4,822	13	-	-	-	(203)	4,632	20
USAA Growth Fund Institutional Shares	6,822	204	-	-	-	(782)	6,244	-
USAA Income Fund Institutional Shares	448	2	(423)	(1)	-	(26)	-	2
USAA Income Stock Fund Institutional Shares	3,372	12	(452)	40	-	(89)	2,883	12
USAA Intermediate-Term Bond Fund Institutional Shares	2,341	8	-	-	-	(146)	2,203	13
USAA Precious Metals and Minerals Fund Institutional Shares	374	-	-	-	-	57	431	-
USAA Short-Term Bond Fund Institutional Shares	1	-	-	-	-	- *	1	-	*
USAA Small Cap Stock Fund Institutional Shares	3,341	-	-	-	-	(254)	3,087	-
USAA Target Managed Allocation Fund	19,308	-	(268)	(8)	-	(546)	18,486	-
Victory Integrity Mid-Cap Value Fund Class R6	4,804	-	(129)	(8)	-	145	4,812	-
Victory RS International Fund Class R6	10,146	271	(268)	(28)	-	(828)	9,293	-
Victory Sophus Emerging Markets Fund Class R6	1,753	535	-	-	-	(137)	2,151	-
Victory Trivalent International Core Equity Fund Class R6	7,272	270	-	-	-	(446)	7,096	-
VictoryShares Dividend Accelerator ETF	5,000	-	(649)	166	-	(321)	4,196	12
VictoryShares ESG Corporate Bond ETF	665	383	-	-	-	(57)	991	1
VictoryShares International Volatility Wtd ETF	3,413	-	-	-	-	(225)	3,188	6
VictoryShares Nasdaq Next 50 ETF	3,354	407	-	-	-	(519)	3,242	1
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,966	-	-	-	-	(22)	1,944	6
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	5,819	-	-	-	-	(178)	5,641	-
VictoryShares USAA MSCI International Value Momentum ETF	8,725	-	-	-	-	(401)	8,324	14
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,837	-	-	-	-	(127)	2,710	8
VictoryShares USAA MSCI USA Value Momentum ETF	8,182	-	(393)	93	-	(273)	7,609	22
	$135,166	$4,020	$(2,582)	$254	$-	$(7,279)	$129,579	$147

 * Round to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (16.1%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500	$1,380
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 9/13/25 @ 100 (a)	1,000	969
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 9/13/25 @ 100 (a)	500	479
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15%, 8/13/24, Callable 7/13/23 @ 100 (a)	257	257
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 11/20/25 @ 100 (a)	405	387
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 11/20/25 @ 100 (a)	594	579
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,000	998
Bank of The West Auto Trust, Series 2019-1, Class A3, 2.43%, 4/15/24, Callable 7/15/23 @ 100 (a)	263	264
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	250	250
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (a)	500	477
Carvana Auto Receivables Trust, Series 2021-N4, Class A1, 0.83%, 9/11/28, Callable 3/10/25 @ 100	747	734
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 10/10/24 @ 100	375	363
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 6/10/24 @ 100	750	738
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 9/15/24 @ 100 (a)	1,060	1,065
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 9/14/22 @ 100 (a)	750	755
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 9/14/22 @ 100 (a)	1,000	1,005
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 5/25/24 @ 100 (a)	186	184
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 4/15/22 @ 100 (a)	350	350
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 1/15/24 @ 100 (a)	123	122
CPS Auto Receivables Trust, Series 2022-A, Class A, 0.98%, 4/16/29, Callable 3/15/27 @ 100 (a)	916	907
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73%, 11/15/29, Callable 1/15/24 @ 100 (a)	1,000	984
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 12/15/24 @ 100 (a)	500	484
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 8/15/23 @ 100 (a)	500	499
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	218	210
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24 (a)	139	138
Dell Equipment Finance Trust, Series 2019-2, Class B, 2.06%, 10/22/24, Callable 6/22/22 @ 100 (a)	356	356
Dell Equipment Finance Trust, Series 2020-1, Class D, 5.92%, 3/23/26, Callable 10/22/22 @ 100 (a)	1,000	1,018
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 11/15/24 @ 100	500	477
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11%, 5/15/26, Callable 11/15/24 @ 100	500	481
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 5/15/22 @ 100	29	29

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
DT Auto Owner Trust, Series 2021-4A, Class B, 1.02%, 5/15/26, Callable 8/15/25 @ 100 (a)	$500	$480
DT Auto Owner Trust, Series 2021-4A, Class C, 1.50%, 9/15/27, Callable 8/15/25 @ 100 (a)	250	237
DT Auto Owner Trust, Series 2022-1A, Class C, 2.96%, 11/15/27, Callable 11/15/25 @ 100 (a)	500	489
DT Auto Owner Trust, Series 2022-1A, Class B, 2.43%, 9/15/26, Callable 11/15/25 @ 100 (a)	750	736
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 12/15/23 @ 100 (a)	528	529
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 6/15/24 @ 100	750	730
Exeter Automobile Receivables Trust, Series 2021-1A, Class B, 0.50%, 2/18/25, Callable 4/15/24 @ 100	1,191	1,187
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.46%, 10/15/27, Callable 2/15/25 @ 100	500	473
Exeter Automobile Receivables Trust, Series 2022-1A, Class B, 2.18%, 6/15/26	500	489
Exeter Automobile Receivables Trust, Series 2022-1A, Class A3, 1.54%, 7/15/25	500	494
First Investors Auto Owner Trust, Series 2020-1A, Class B, 1.85%, 2/17/26, Callable 6/15/23 @ 100 (a)	750	750
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (a)	250	236
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 7/15/23 @ 100 (a)	469	453
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A2, 1.15%, 9/15/25, Callable 8/15/25 @ 100 (a)	1,000	988
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 7/15/23 @ 100 (a)	429	424
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 2/15/24 @ 100 (a)	821	776
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 12/15/23 @ 100 (a)	473	474
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 1/15/25 @ 100 (a)	722	681
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 7/15/24 @ 100 (a)	457	437
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25 (a)	1,500	1,416
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/25 (a)	500	473
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100 (a)	721	686
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 4/20/23 @ 100 (a)	885	880
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100 (a)	750	715
Hyundai Auto Receivables Trust, Series 2018-A, Class B, 3.14%, 6/17/24, Callable 6/15/22 @ 100	449	449
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 3/25/25 @ 100 (a)	315	310
JPMorgan Chase Bank NA, Series 1, Class D, 1.17%, 9/25/28, Callable 3/25/25 @ 100 (a)	315	309
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 3/25/25 @ 100 (a)	630	619
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 10/25/24 @ 100 (a)	286	283
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 3/25/25 @ 100 (a)	488	479

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 4/25/25 @ 100 (a)	$396	$385
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 10/25/24 @ 100 (a)	174	171
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 10/25/24 @ 100 (a)	87	86
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 3/25/25 @ 100 (a)	184	181
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	550	555
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	293	276
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	692	630
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 4/20/22 @ 100 (a)	172	170
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 1/10/25 @ 100 (a)	1,000	971
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A2, 1.60%, 3/10/25 (a)	1,000	989
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 9/15/25 @ 100 (a)	273	264
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 1/15/24 @ 100 (a)	154	153
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 6/15/23 @ 100 (a)	500	496
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 9/15/22 @ 100 (a)	274	275
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/16/26 (a)	600	550
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 2/15/25 @ 100 (a)	197	194
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 2/15/24 @ 100 (a)	500	513
Santander Drive Auto Receivables Trust, Series 2022-1, Class A2, 1.36%, 12/16/24	500	496
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 6/15/24 @ 100 (b)	500	477
Santander Drive Auto Receivables Trust, Series 2022-1, Class A3, 1.94%, 11/17/25	500	493
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 9/20/22 @ 100 (a)	1,085	1,087
SCF Equipment Leasing LLC, Series 1A, Class A3, 0.83%, 8/21/28, Callable 4/20/25 @ 100 (a)	920	895
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	499	494
SCF Equipment Leasing LLC, Series 2022-1A, Class A2, 2.06%, 2/22/28, Callable 5/20/25 @ 100 (a)	1,000	985
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	1,000	1,004
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 4/10/25 @ 100 (a)(b)	500	492
United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.10%, 3/10/25 (a)	1,000	986
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 7/15/22 @ 100 (a)	126	126
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 3/15/25 @ 100 (a)	750	721
Total Asset-Backed Securities (Cost $51,039)		49,736

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (15.5%)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1.65% (LIBOR01M+125bps), 9/15/32 (a)(c)	$1,000	$985
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 1.85% (LIBOR01M+145bps), 9/15/32 (a)(c)	1,000	980
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 1.71% (LIBOR01M+131bps), 11/25/34 (a)(c)	1,000	980
BBCMS Mortgage Trust, Series 2020-BID, Class C, 4.04% (LIBOR01M+364bps), 10/15/37 (a)(c)	1,220	1,214
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.94% (LIBOR01M+254bps), 10/15/37 (a)(c)	300	300
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.85% (LIBOR01M+145bps), 10/15/36 (a)(c)	489	484
BX Commercial Mortgage Trust, Series 2021-CIP, Class C, 1.87% (US0001M+147bps), 12/15/28 (a)(c)	1,000	976
BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 1.67% (US0001M+127bps), 12/15/28 (a)(c)	500	491
BX Commercial Mortgage Trust, Series 2021-VINO, Class B, 1.25% (LIBOR01M+85bps), 5/15/38 (a)(c)	1,000	966
BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 1.59% (US0001M+120bps), 10/15/36 (a)(c)	976	952
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 1.50% (US0001M+110bps), 9/15/23 (a)(c)	750	720
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.65% (LIBOR01M+125bps), 10/15/36 (a)(c)	850	843
BX Mortgage Trust, Series 2021-PAC, Class C, 1.50% (US0001M+110bps), 10/15/36 (a)(c)	1,000	960
BX Trust, Series 2021-RISE, Class B, 1.65% (LIBOR01M+125bps), 11/15/36 (a)(c)	500	487
BX Trust, Series 2021-SOAR, Class C, 1.50% (LIBOR01M+110bps), 6/15/38 (a)(c)	500	485
BX Trust, Series 2021-SOAR, Class B, 1.27% (LIBOR01M+87bps), 6/15/38 (a)(c)	500	486
BX Trust, Series 2022-LBA6, Class B, 1.60% (SOFR30A+130bps), 1/15/39 (a)(c)	500	487
BX Trust, Series 2022-LBA6, Class C, 1.90% (SOFR30A+160bps), 1/15/39 (a)(c)	1,000	970
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class B, 1.64% (TSFR1M+134bps), 2/15/39 (a)(c)	1,000	975
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.90% (LIBOR01M+150bps), 11/15/36 (a)(c)	1,500	1,493
CIFC Funding Ltd., Series 2012-2RA, Class A1, 1.05% (LIBOR03M+80bps), 1/20/28, Callable 4/20/22 @ 100 (a)(c)	683	681
CIFC Funding Ltd., Series 2017-4A, Class A1R, 1.21% (US0003M+95bps), 10/24/30, Callable 4/24/22 @ 100 (a)(c)	700	695
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39, Callable 2/10/25 @ 100 (a)	1,000	957
COMM Mortgage Trust, Series 2019-521F, Class B, 1.50% (LIBOR01M+110bps), 6/15/34 (a)(c)	1,500	1,475
Extended Stay America Trust, Series 2021-ESH, Class B, 1.78% (LIBOR01M+138bps), 7/15/38 (a)(c)	387	381
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.53%, 11/25/23 (a)(d)	1,000	1,001
Golub Capital Partners CLO 40A Ltd., Series 2019-40A, Class AR, 1.35% (US0003M+109bps), 1/25/32, Callable 10/25/22 @ 100 (a)(c)	1,000	990
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	1,000	1,000
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000	998

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 0.29%, 3/10/44, Callable 4/10/22 @ 100 (a)(d)(e)	$1,034	$—	(f)
Hospitality Mortgage Trust, Series 2019-HIT, Class A, 1.40% (LIBOR01M+100bps), 11/15/36 (a)(c)	829	818
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 1.75% (LIBOR01M+135bps), 11/15/36 (a)(c)	1,185	1,166
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class A, 1.20% (LIBOR01M+80bps), 4/15/38 (a)(c)	945	930
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.08%, 1/15/46, Callable 6/15/23 @ 100 (b)(d)	2,000	2,025
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.65%, 4/15/47, Callable 4/15/24 @ 100 (d)(e)	4,687	43
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 1.35% (LIBOR01M+95bps), 5/15/36 (a)(c)	1,000	996
Life Mortgage Trust, Series 2021-BMR, Class B, 1.28% (LIBOR01M+88bps), 3/15/38 (a)(c)	983	951
Med Trust, Series 2021-MDLN, Class B, 1.85% (US0001M+145bps), 11/15/26 (a)(c)	1,000	984
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 1.50% (LIBOR01M+110bps), 4/15/26 (a)(c)	1,000	983
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.10% (LIBOR01M+70bps), 11/15/34 (a)(c)	2,000	1,991
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a)(c)	1,154	1,147
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 1.39% (US0003M+100bps), 2/14/31, Callable 5/14/22 @ 100 (a)(c)	750	742
ONE Mortgage Trust, Series 2021-PARK, Class B, 1.35% (LIBOR01M+95bps), 3/15/36 (a)(c)	1,000	965
One New York Plaza Trust, Series 2020-1NYP, Class A, 1.35% (LIBOR01M+95bps), 1/15/26 (a)(c)	875	861
Palmer Square Loan Funding Ltd., Series 2019-3, Class B, 2.58% (LIBOR03M+210bps), 8/20/27, Callable 5/20/22 @ 100 (a)(c)	500	501
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1, 1.16% (LIBOR03M+90bps), 10/24/27, Callable 4/24/22 @ 100 (a)(c)	324	324
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 1.65% (LIBOR03M+140bps), 7/20/29, Callable 10/20/22 @ 100 (a)(c)	1,000	991
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A1, 1.28% (LIBOR03M+80bps), 5/20/29, Callable 5/20/22 @ 100 (a)(c)	774	773
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A2, 1.73% (LIBOR03M+125bps), 5/20/29, Callable 5/20/22 @ 100 (a)(c)	500	494
Palmer Square Loan Funding Ltd., Series 2022-1A, Class A2, 1.83% (TSFR3M+160bps), 4/15/30, Callable 4/15/23 @ 100 (a)(c)	1,000	993
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 1.15% (LIBOR03M+90bps), 4/20/29, Callable 4/20/22 @ 100 (a)(c)	347	346
SMRT, Series 2022-MINI, Class B, 1.65% (SOFR30A+135bps), 1/15/24 (a)(c)	1,000	981
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class AR, 1.32% (LIBOR03M+108bps), 4/15/30, Callable 4/15/22 @ 100 (a)(c)	1,500	1,491
Stratus CLO Ltd., Series 2021-1A, Class B, 1.49% (LIBOR03M+140bps), 12/29/29 (a)(c)	1,000	987
Stratus CLO Ltd., Series 2021-3A, Class B, 1.64% (LIBOR03M+155bps), 12/29/29 (a)(c)	822	815
TTAN, Series 2021-MHC, Class B, 1.50% (LIBOR01M+115bps), 3/15/38 (a)(c)	371	364
Total Collateralized Mortgage Obligations (Cost $48,802)		48,074

Senior Secured Loans (4.1%)
Berry Global, Inc., Term Z Loans, First Lien, 2.07% (LIBOR01M+175bps), 7/1/26 (c)	1,250	1,231
Calpine Corp., Term Loans, First Lien, 4/1/26 (g)(h)	1,000	985

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Clark Equipment Co., Term Loan, First Lien, 2.47% (LIBOR03M+225bps), 5/18/24 (c)	$992	$989
Delos Finance S.A.R.L., Loans, First Lien, 1.97% (LIBOR03M+175bps), 10/6/23 (c)	1,500	1,487
Go Daddy Operating Co. LLC, Term Loan, First Lien, 1.96% (LIBOR01M+175bps), 2/15/24 (c)	986	978
Gray Television, Inc., Term B-2 Loan, First Lien, 2/7/24 (g)(h)	1,000	991
JBS USA Lux SA, New Term Loans, First Lien, 2.80% (LIBOR06M+200bps), 5/1/26 (c)	995	985
Nexstar Broadcasting, Inc., New Term B-3 Loan, First Lien, 2.46% (LIBOR01M+225bps), 1/17/24 (c)	921	915
Ortho-Clinical Diagnostics, Inc., Term Loan B New, First Lien (LIBOR01M+300bps), 6/30/25 (c)(g)	500	498
Quintiles IMS Incorporated, Term B-2 Dollar Loans, First Lien, 1.96% (LIBOR01M+175bps), 1/1/25 (c)	1,100	1,090
Vistra Operations Co. LLC, 2018 Incremental Term Loans, First Lien, 2.19% (LIBOR01M+175bps), 12/31/25 (c)	1,492	1,475
XPO Logistics, Inc., Term Loan B, First Lien, 1.99% (LIBOR01M+175bps), 2/23/25 (c)	1,000	990
Total Senior Secured Loans (Cost $12,685)		12,614

Corporate Bonds (26.1%)
Communication Services (1.2%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 1.97% (LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b)(c)	2,000	2,039
Verizon Communications, 1.07% (SOFR+79bps), 3/20/26 (c)	1,500	1,495
		3,534
Consumer Discretionary (3.2%):
Association of American Medical Colleges, 2.12%, 10/1/24	1,000	956
Daimler Finance North America LLC, 1.15% (LIBOR03M+84bps), 5/4/23 (c)	1,150	1,154
Daimler Trucks Finance North America LLC, 1.30% (SOFR+100bps), 4/7/24 (a)(c)	1,000	1,000
Howard University
2.74%, 10/1/22	600	601
2.80%, 10/1/23	250	247
Little Co. of Mary Hospital of Indiana, Inc., 1.97%, 11/1/25	670	635
Macy's Retail Holdings LLC, 2.88%, 2/15/23	200	202
Magallanes, Inc.
3.43%, 3/15/24 (a)	500	503
1.83% (SOFRINDX+178bps), 3/15/24 (a)(c)	1,000	1,009
Nissan Motor Acceptance Corp.
0.89% (LIBOR03M+65bps), 7/13/22 (a)(c)	1,000	1,000
1.66% (LIBOR03M+69bps), 9/28/22 (a)(c)	500	500
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/28/22 @ 100	1,000	976
ZF North America Capital, Inc., 4.75%, 4/29/25 (a)	1,000	1,003
		9,786
Energy (4.5%):
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100 (b)	2,000	2,007
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000	1,000
EnLink Midstream Partners LP, 4.40%, 4/1/24, Callable 1/1/24 @ 100	1,250	1,267
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100 (b)	500	504
4.00%, 8/1/24, Callable 5/1/24 @ 100	1,000	986
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100 (a)	1,500	1,439
HollyFrontier Corp., 2.63%, 10/1/23 (b)	1,250	1,239

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Midwest Connector Capital Co. LLC
3.63%, 4/1/22, Callable 3/1/22 @ – (a)(b)	$1,000	$1,000
3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	1,000	1,003
Murphy Oil Corp., 5.75%, 8/15/25, Callable 5/13/22 @ 102.88	1,000	1,020
PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/13/22 @ 104.31	1,000	1,014
Western Midstream Operating LP
4.00%, 7/1/22	535	535
1.84% (LIBOR03M+185bps), 1/13/23 (c)(i)	977	973
		13,987
Financials (10.5%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,000	969
American Honda Finance Corp., 0.74% (LIBOR03M+37bps), 5/10/23, MTN (c)	1,360	1,361
Ares Capital Corp., 3.50%, 2/10/23, Callable 1/10/23 @ 100	1,500	1,508
Athene Global Funding, 0.96% (LIBOR03M+73bps), 1/8/24 (a)(c)	1,500	1,480
Bank of America Corp.
1.37% (LIBOR03M+79bps), 3/5/24, Callable 3/5/23 @ 100 (c)	1,000	1,002
0.80% (SOFR+69bps), 4/22/25, Callable 4/22/24 @ 100 (c)	500	497
Blackstone Private Credit Fund
1.75%, 9/15/24 (a)	1,000	939
2.35%, 11/22/24 (a)	500	474
BMW US Capital LLC
0.61% (SOFR+53bps), 4/1/24 (a)(c)	1,000	998
0.50% (SOFR+38bps), 8/12/24 (a)(c)	500	497
Brighthouse Financial Global Funding, 0.85% (SOFR+76bps), 4/12/24 (a)(c)	1,000	1,002
Capital One NA, 1.16% (LIBOR03M+82bps), 8/8/22, Callable 7/8/22 @ 100 (c)	1,800	1,802
Citigroup, Inc.
0.79% (SOFR+67bps), 5/1/25, Callable 5/1/24 @ 100 (c)	500	494
0.74% (SOFR+69bps), 1/25/26, Callable 1/25/25 @ 100 (c)	1,000	987
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	1,500	1,415
Ford Motor Credit Co. LLC, 2.30%, 2/10/25, Callable 1/10/25 @ 100	1,000	950
FS KKR Capital Corp.
1.65%, 10/12/24	857	811
4.13%, 2/1/25, Callable 1/1/25 @ 100 (i)	1,000	997
GA Global Funding Trust, 0.71% (SOFR+50bps), 9/13/24 (a)(c)	1,000	985
General Motors Financial Co., Inc., 0.94% (SOFR+76bps), 3/8/24 (c)	1,000	994
Goldman Sachs Group, Inc., 0.70% (SOFR+50bps), 9/10/24, Callable 9/10/23 @ 100 (c)	500	494
JPMorgan Chase & Co.
0.69% (SOFR+54bps), 6/1/25, Callable 6/1/24 @ 100 (c)	500	495
1.05% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100 (c)(i)	1,000	979
Main Street Capital Corp., 4.50%, 12/1/22	1,000	1,015
New York Life Global Funding
0.33% (SOFR+22bps), 2/2/23 (a)(c)	1,000	998
0.41% (SOFR+31bps), 4/27/24 (a)(c)	500	498
Owl Rock Capital Corp.
4.00%, 3/30/25, Callable 2/28/25 @ 100 (i)	393	387
3.75%, 7/22/25, Callable 6/22/25 @ 100	1,000	969
OWL Rock Core Income Corp., 3.13%, 9/23/26, Callable 8/23/26 @ 100 (a)	1,000	906
Principal Life Global Funding II, 0.53% (SOFR+38bps), 8/23/24 (a)(c)	1,000	993
Starwood Property Trust, Inc., 3.75%, 12/31/24, Callable 9/30/24 @ 100 (a)	1,550	1,507
The Charles Schwab Corp., 0.64% (SOFR+52bps), 5/13/26, Callable 4/13/26 @ 100 (c)	1,000	987
The Goldman Sachs Group, Inc., 0.59% (SOFR+49bps), 10/21/24, Callable 10/21/23 @ 100 (c)	1,000	983

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
United Financial Bancorp, Inc., 5.75%, 10/1/24	$1,000	$1,008
		32,381

Industrials (2.0%):
American Airlines Pass Through Trust, 4.38%, 12/15/25 (a)	825	783
Aviation Capital Group LLC, 4.38%, 1/30/24, Callable 12/30/23 @ 100 (a)	1,001	1,007
EnerSys, 5.00%, 4/30/23, Callable 1/30/23 @ 100 (a)	1,000	1,006
L3Harris Technologies, Inc., 1.45% (LIBOR03M+75bps), 3/10/23 (c)	500	502
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	1,619	1,580
United Airlines Pass Through Trust
4.63%, 3/3/24	581	580
4.88%, 7/15/27	654	642
		6,100
Materials (0.5%):
Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100	700	707
Ingevity Corp., 4.50%, 2/1/26, Callable 4/27/22 @ 101.13 (a)	1,000	966
		1,673
Real Estate (0.3%):
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 5/13/22 @ 101.75 (a)	1,000	985

Utilities (3.9%):
Atmos Energy Corp., 1.02% (LIBOR03M+38bps), 3/9/23, Callable 5/13/22 @ 100 (c)	1,500	1,498
Black Hills Corp., 1.04%, 8/23/24, Callable 4/28/22 @ 100	1,000	955
CenterPoint Energy, Inc., 0.77% (SOFR+65bps), 5/13/24, Callable 5/13/22 @ 100 (c)	1,500	1,488
CentrePoint Energy Resources Corp., 1.00% (LIBOR03M+50bps), 3/2/23, Callable 5/13/22 @ 100 (c)	718	718
Cleco Power LLC, 1.33% (US0003M+50bps), 6/15/23, Callable 5/13/22 @ 100 (a)(c)	1,000	998
Entergy Louisiana LLC, 0.95%, 10/1/24, Callable 10/1/22 @ 100	500	478
Metropolitan Edison Co., 4.00%, 4/15/25 (a)	1,500	1,507
NextEra Energy Capital Holdings, Inc., 0.69% (SOFR+54bps), 3/1/23 (c)	1,000	998
NRG Energy, Inc., 3.75%, 6/15/24, Callable 5/15/24 @ 100 (a)	500	498
ONE Gas, Inc., 1.36% (LIBOR03M+61bps), 3/11/23, Callable 5/13/22 @ 100 (c)	772	772
Puget Energy, Inc., 5.63%, 7/15/22, Callable 4/28/22 @ 100	733	735
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	1,500	1,501
		12,146
Total Corporate Bonds (Cost $81,821)		80,592

Yankee Dollars (16.2%)
Communication Services (0.9%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	1,000	1,035
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	1,622	1,624
		2,659
Consumer Discretionary (0.3%):
International Game Technology PLC, 4.13%, 4/15/26, Callable 4/15/23 @ 102.06 (a)	1,030	1,017

Energy (0.5%):
Harvest Operations Corp., 1.00%, 4/26/24, Callable 5/13/22 @ 100 (a)	714	687
Petroleos Mexicanos, 4.25%, 1/15/25	1,000	986
		1,673

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Financials (12.7%):
Banco Santander SA
1.55% (LIBOR03M+109bps), 2/23/23 (c)	$1,000	$1,006
1.36% (LIBOR03M+112bps), 4/12/23 (c)	1,000	1,005
Bank of Montreal, 0.84% (SOFR+62bps), 9/15/26, MTN (c)	1,500	1,485
BBVA Bancomer SA
6.75%, 9/30/22 (a)	1,000	1,017
1.88%, 9/18/25 (a)	500	475
Commonwealth Bank of Australia, 0.57% (SOFR+52bps), 6/15/26 (a)(c)	1,500	1,485
Cooperatieve Rabobank UA, 0.71% (LIBOR03M+48bps), 1/10/23 (c)	1,500	1,502
Credit Agricole SA, 1.28% (LIBOR03M+102bps), 4/24/23 (a)(b)(c)	2,000	2,009
Credit Suisse AG, 0.50% (SOFR+39bps), 2/2/24 (c)	1,500	1,488
Danske Bank A/S, 0.98%, 9/10/25, Callable 9/10/24 @ 100 (a)	1,000	937
Deutsche Bank AG
1.74% (LIBOR03M+123bps), 2/27/23 (c)	816	820
4.50%, 4/1/25	1,000	1,003
HSBC Holdings PLC
0.71% (SOFR+58bps), 11/22/24, Callable 11/22/23 @ 100 (c)	1,000	991
1.48% (SOFR+143bps), 3/10/26, Callable 3/10/25 @ 100 (c)	1,000	1,002
ING Groep NV
3.87%, 3/28/26, Callable 3/28/25 @ 100	750	754
1.91% (SOFRINDX+164bps), 3/28/26, Callable 3/28/25 @ 100 (c)	500	503
Lloyds Banking Group PLC, 3.51%, 3/18/26, Callable 3/18/25 @ 100 (i)	750	747
Macquarie Group Ltd., 0.76% (SOFR+71bps), 10/14/25, Callable 10/14/24 @ 100 (a)(c)	1,000	997
Mizuho Financial Group, Inc., 2.65%, 5/22/26, Callable 5/22/25 @ 100 (i)	1,000	974
National Australia Bank Ltd., 0.70% (SOFR+65bps), 1/12/27 (a)(c)(i)	1,250	1,240
NatWest Markets PLC
1.75% (SOFR+145bps), 3/22/25 (a)(c)	500	501
1.04% (SOFR+76bps), 9/29/26 (a)(c)	1,000	990
Nordea Bank Abp, 1.45% (LIBOR03M+94bps), 8/30/23 (a)(c)	1,000	1,007
Royal Bank of Canada
0.46% (SOFR+36bps), 7/29/24 (c)	1,000	993
0.70% (SOFR+59bps), 11/2/26, MTN (c)	500	493
Santander UK Group Holdings PLC, 1.09% (SOFR+79bps), 3/15/25, Callable 3/15/24 @ 100 (c)	1,000	951
Skandinaviska Enskilda Banken AB, 1.45% (LIBOR03M+65bps), 12/12/22 (a)(c)	2,000	2,005
Societe Generale SA, 1.10% (SOFR+105bps), 1/21/26, Callable 1/21/25 @ 100 (a)(c)	1,700	1,674
Sompo International Holdings Ltd., 4.70%, 10/15/22	500	504
Standard Chartered PLC, 1.34% (SOFR+125bps), 10/14/23, Callable 10/14/22 @ 100 (a)(c)(i)	1,500	1,505
Sumitomo Mitsui Trust Bank Ltd., 0.64% (SOFR+44bps), 9/16/24 (a)(c)	1,000	995
The Bank of Nova Scotia, 0.71% (SOFR+55bps), 3/2/26 (c)	1,250	1,235
The Toronto-Dominion Bank, 0.79% (SOFR+59bps), 9/10/26 (c)	1,500	1,481
UBS AG
0.47% (SOFR+32bps), 6/1/23 (a)(c)	500	498
0.48% (SOFR+36bps), 2/9/24 (a)(c)	500	497
UBS Group Funding Switzerland AG, 1.46% (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a)(c)	1,000	1,002
Westpac Banking Corp., 0.68% (SOFR+52bps), 6/3/26 (c)	1,500	1,493
		39,264
Industrials (0.8%):
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	251	252
Avolon Holdings Funding Ltd.
5.13%, 10/1/23, Callable 9/1/23 @ 100 (a)	500	511

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	$1,000	$960
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	750	704
		2,427
Materials (1.0%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	1,000	1,010
OCI NV, 4.63%, 10/15/25, Callable 10/15/22 @ 102.31 (a)	1,400	1,414
POSCO Holdings, Inc., 2.50%, 1/17/25 (a)	510	499
		2,923
Total Yankee Dollars (Cost $50,473)		49,963

Municipal Bonds (15.0%)
Alabama (1.0%):
Columbia Industrial Development Board Revenue, 0.41%, 6/1/28 (j)	900	900
Industrial Development Board of the City of Mobile Alabama Revenue, Series B, 0.42%, 9/1/31, Continuously Callable @100 (j)	510	510
West Jefferson Industrial Development Board Revenue, 0.42%, 12/1/38, Continuously Callable @100 (j)	1,610	1,610
		3,020
Arizona (0.5%):
City of Phoenix Civic Improvement Corp. Revenue
0.56%, 7/1/22	580	580
Series C, 2.20%, 7/1/23	1,000	996
		1,576
California (0.7%):
California Statewide Communities Development Authority Revenue, 1.31%, 4/1/25	500	465
City of El Cajon CA Revenue
0.45%, 4/1/22	650	650
0.93%, 4/1/24	640	618
Golden State Tobacco Securitization Corp. Revenue, Series B, 0.99%, 6/1/24	500	480
		2,213
Florida (1.2%):
City of Gainesville Florida Revenue, 1.00%, 10/1/24	800	764
County of Broward Revenue, Series B, 0.45%, 12/1/48 (b)(j)	2,930	2,930
		3,694
Georgia (0.6%):
Appling County Development Authority Revenue, 0.56%, 9/1/29, Continuously Callable @100 (j)	1,000	1,000
Development Authority of Heard County Revenue, 0.57%, 9/1/26, Continuously Callable @100 (j)	1,000	1,000
		2,000
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue, Series A, 2.50%, 10/1/25	300	285

Illinois (0.5%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 1.71%, 12/1/22	500	500
County of Will Revenue, 0.40%, 4/1/26, Continuously Callable @100 (j)	1,000	1,000
		1,500
Indiana (0.1%):
Indiana Finance Authority Revenue, 1.72%, 11/15/23	300	288

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Kansas (0.1%):
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 0.79%, 9/1/22	$200	$199

Kentucky (1.6%):
County of Meade Revenue, Series B, 0.52%, 8/1/61, Continuously Callable @100 (j)	2,800	2,800
County of Warren Revenue, 0.47%, 4/1/22	1,000	1,000
Louisville Regional Airport Authority Revenue, Series C, 0.42%, 1/1/29, Callable 5/2/22 @ 100 (j)	1,000	1,000
		4,800
Louisiana (1.0%):
Parish of St Charles LA Revenue, Series A, 0.40%, 10/1/22, Continuously Callable @100 (j)	2,600	2,600
Terrebonne Levee & Conservation District Sales Tax Revenue
Series A, 0.97%, 6/1/22	200	200
Series A, 1.13%, 6/1/23	300	295
		3,095
Michigan (0.3%):
Michigan Finance Authority Revenue, 2.14%, 12/1/22	1,000	1,003

Mississippi (1.1%):
Mississippi Business Finance Corp. Revenue
0.48%, 7/1/25, Continuously Callable @100 (j)	1,000	1,000
0.48%, 5/1/28, Continuously Callable @100 (j)	2,000	2,000
Mississippi Business Finance Corp. Revenue (LOC - Regions Bank), 0.66%, 3/1/33, Continuously Callable @100 (j)	440	440
		3,440
Missouri (0.2%):
Missouri Development Finance Board Revenue (LOC - U.S. Bancorp), 0.59%, 12/1/49, Continuously Callable @100 (j)	740	740

New Jersey (0.9%):
New Jersey Economic Development Authority Revenue
Series NNN, 2.61%, 6/15/22	500	501
Series NNN, 2.78%, 6/15/23	408	409
Series NNN, 2.88%, 6/15/24	320	318
New Jersey Transportation Trust Fund Authority Revenue, 2.55%, 6/15/23	850	852
South Jersey Transportation Authority Revenue, Series B, 2.10%, 11/1/24	500	485
		2,565
New York (0.7%):
City of New York, GO, Series D, 0.43%, 8/1/22	1,000	998
New York Transportation Development Corp. Revenue, 1.61%, 12/1/22	1,200	1,196
		2,194
North Carolina (0.3%):
North Carolina Capital Facilities Finance Agency Revenue, Series B, 1.05%, 10/1/23	825	801

Ohio (0.3%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series A-1, 1.63%, 6/1/22	1,000	1,001

Oklahoma (0.3%):
Garfield County Industrial Authority Revenue, Series A, 0.64%, 1/1/25, Callable 5/4/22 @ 100 (b)(j)	1,000	1,000

Pennsylvania (0.3%):
Pennsylvania Economic Development Financing Authority Revenue (LIQ - PNC Financial Services Group), Series C, 0.60%, 12/1/26, Continuously Callable @100 (j)	550	550

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
State Public School Building Authority Revenue, 2.62%, 4/1/23	$450	$451
		1,001
Texas (2.8%):
Calhoun Port Authority Revenue, 0.60%, 1/1/24, Callable 5/2/22 @ 100 (j)	2,000	2,000
Central Texas Regional Mobility Authority Revenue, Series C, 1.35%, 1/1/24	350	342
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (k)	1,000	1,000
Gulf Coast Authority Revenue, Series B, 0.40%, 6/1/25, Continuously Callable @100 (j)	1,400	1,400
Harris County TX Cultural Education Facilities Finance Corp. Revenue, 1.45%, 11/15/22	600	599
Lower Neches Valley Authority Industrial Development Corp. Revenue, Series B, 0.40%, 3/1/33, Continuously Callable @100 (j)	500	500
Port of Port Arthur Navigation District Revenue, Series B, 0.51%, 4/1/40, Continuously Callable @100 (j)	1,000	1,000
San Antonio Education Facilities Corp. Revenue, 1.74%, 4/1/25	255	238
United Parcel Service, Inc. Revenue, 0.42%, 5/1/32, Callable 5/2/22 @ 100 (j)	1,500	1,500
		8,579
Virginia (0.4%):
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a)(k)	1,250	1,246
Total Municipal Bonds (Cost $46,458)		46,240

Commercial Paper (7.6%)(l)
Albemarle Corp., 0.59%, 4/4/22 (a)	1,000	1,000
Aviation Capital Group
0.43%, 4/4/22 (a)	1,000	1,000
0.43%, 4/5/22 (a)	1,000	1,000
Canadian Natural Resources Ltd.
0.84%, 4/11/22 (a)	1,000	1,000
0.86%, 4/13/22 (a)	1,500	1,499
Crown Castle International Corp.
0.71%, 4/5/22 (a)	500	500
0.80%, 4/12/22 (a)	1,000	1,000
0.82%, 4/13/22 (a)	1,000	999
0.90%, 4/19/22 (a)	500	500
Dairy Farmers of America, Inc., 0.53%, 4/1/22 (a)	3,000	3,000
Energy Transfer Part, LP
0.70%, 4/1/22 (a)	2,000	2,000
0.72%, 4/6/22 (a)	1,000	1,000
FMC Corp.
0.83%, 4/1/22 (a)	2,000	2,000
0.94%, 4/11/22 (a)	1,000	999
Jabil, Inc.
0.85%, 4/1/22 (a)	1,000	1,000
0.87%, 4/4/22 (a)	1,000	1,000
0.88%, 4/7/22 (a)	1,000	1,000
Plains Midstream Canada, 0.52%, 4/6/22 (a)	1,000	1,000
Union Electric Co., 0.50%, 4/1/22 (a)	1,000	1,000
Viatris, Inc., 0.70%, 4/1/22 (a)	1,000	1,000
Total Commercial Paper (Cost $23,497)		23,497

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	March 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (1.3%)^
HSBC U.S. Government Money Market Fund, I Shares, 0.28% (m)	3,897,470	$3,897
Total Collateral for Securities Loaned (Cost $3,897)		3,897
Total Investments (Cost $318,672) — 101.9%		314,613
Liabilities in excess of other assets — (1.9)%		(5,747)
NET ASSETS - 100.00%		$308,866

At March 31, 2022, the Fund's investments in foreign securities were 21.4% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $169,534 (thousands) and amounted to 54.9% of net assets.
(b)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2022.
(e)	Security is interest only.
(f)	Rounds to less than $1 thousand.
(g)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(h)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i)	All or a portion of this security is on loan.
(j)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Put Bond.
(l)	Rate represents the effective yield at March 31, 2022.
(m)	Rate disclosed is the daily yield on March 31, 2022.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR30A—30-day Average of Secured Overnight Financing Rate
SOFRINDX—SOFR Index measures the cumulative impact of compounding the SOFR each business day
TSFR—Term SOFR
TSFR1M—1 Month Term SOFR, rate disclosed as of March 31, 2022
TSFR3M—3 Month Term SOFR, rate disclosed as of March 31, 2022
US0001M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
US0003M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.